FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF NET ASSETS
December 31, 2023

	SUBACCOUNTS
	AST Large-Cap Growth Portfolio	AST Government Money Market Portfolio	AST Cohen & Steers Realty Portfolio	AST J.P. Morgan Tactical Preservation Portfolio	AST High Yield Portfolio
ASSETS
Investment in the portfolios, at fair value	$1,419,702,521	$462,647,956	$92,964,844	$693,577,875	$91,908,178
Net Assets	$1,419,702,521	$462,647,956	$92,964,844	$693,577,875	$91,908,178

NET ASSETS, representing:
Accumulation units	$1,415,769,449	$462,600,983	$92,822,457	$693,547,400	$91,122,439
Contracts in payout (annuitization) period	3,933,072	46,973	142,387	30,475	785,739
	$1,419,702,521	$462,647,956	$92,964,844	$693,577,875	$91,908,178

Units outstanding	20,426,528	39,949,477	1,541,233	27,195,832	3,153,842

Portfolio shares held	19,584,805	462,647,956	5,536,917	29,844,143	7,564,459
Portfolio net asset value per share	$72.49	$1.00	$16.79	$23.24	$12.15
Investment in portfolio shares, at cost	$1,048,809,623	$462,647,956	$81,877,462	$662,190,595	$86,863,433

STATEMENTS OF OPERATIONS
For the period ended December 31, 2023

	SUBACCOUNTS
	AST Large-Cap Growth Portfolio	AST Government Money Market Portfolio	AST Cohen & Steers Realty Portfolio	AST J.P. Morgan Tactical Preservation Portfolio	AST High Yield Portfolio
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023

INVESTMENT INCOME
Dividend income	$—	$21,866,002	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	17,360,048	5,796,508	1,015,351	8,222,758	1,067,239

NET INVESTMENT INCOME (LOSS)	(17,360,048)	16,069,494	(1,015,351)	(8,222,758)	(1,067,239)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	65,122,158	—	6,463,832	(29,181,823)	(1,861,103)
Net change in unrealized appreciation (depreciation) on investments	404,075,092	—	2,428,425	88,550,277	10,326,956
NET GAIN (LOSS) ON INVESTMENTS	469,197,250	—	8,892,257	59,368,454	8,465,853

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$451,837,202	$16,069,494	$7,876,906	$51,145,696	$7,398,614

The accompanying notes are an integral part of these financial statements.
A1

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF NET ASSETS
December 31, 2023

	SUBACCOUNTS
	AST Small-Cap Value Portfolio	AST Mid-Cap Growth Portfolio	AST Large-Cap Value Portfolio	AST Mid-Cap Value Portfolio	AST Small-Cap Growth Portfolio
ASSETS
Investment in the portfolios, at fair value	$262,234,838	$311,683,578	$764,191,186	$261,345,363	$257,185,134
Net Assets	$262,234,838	$311,683,578	$764,191,186	$261,345,363	$257,185,134

NET ASSETS, representing:
Accumulation units	$260,998,475	$310,951,594	$760,082,139	$260,016,861	$256,841,663
Contracts in payout (annuitization) period	1,236,363	731,984	4,109,047	1,328,502	343,471
	$262,234,838	$311,683,578	$764,191,186	$261,345,363	$257,185,134

Units outstanding	5,106,084	15,214,858	18,579,752	3,771,102	4,840,214

Portfolio shares held	6,920,951	21,159,781	15,973,896	5,457,201	3,685,129
Portfolio net asset value per share	$37.89	$14.73	$47.84	$47.89	$69.79
Investment in portfolio shares, at cost	$216,121,449	$241,105,954	$717,564,674	$184,583,279	$238,251,586

STATEMENTS OF OPERATIONS
For the period ended December 31, 2023

	SUBACCOUNTS
	AST Small-Cap Value Portfolio	AST Mid-Cap Growth Portfolio	AST Large-Cap Value Portfolio	AST Mid-Cap Value Portfolio	AST Small-Cap Growth Portfolio
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	3,160,948	3,555,368	10,303,506	3,126,724	3,126,590

NET INVESTMENT INCOME (LOSS)	(3,160,948)	(3,555,368)	(10,303,506)	(3,126,724)	(3,126,590)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	18,358,350	24,730,945	(3,216,809)	20,249,873	13,646,722
Net change in unrealized appreciation (depreciation) on investments	13,857,459	32,976,810	71,543,741	8,124,030	24,734,492
NET GAIN (LOSS) ON INVESTMENTS	32,215,809	57,707,755	68,326,932	28,373,903	38,381,214

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$29,054,861	$54,152,387	$58,023,426	$25,247,179	$35,254,624

The accompanying notes are an integral part of these financial statements.
A2

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF NET ASSETS
December 31, 2023

	SUBACCOUNTS
	AST T. Rowe Price Natural Resources Portfolio	AST T. Rowe Price Asset Allocation Portfolio	AST International Value Portfolio**	AST MFS Global Equity Portfolio	AST J.P. Morgan International Equity Portfolio**
ASSETS
Investment in the portfolios, at fair value	$73,314,168	$2,239,747,218	$—	$129,280,428	$—
Net Assets	$73,314,168	$2,239,747,218	$—	$129,280,428	$—

NET ASSETS, representing:
Accumulation units	$73,284,949	$2,239,733,431	$—	$128,587,707	$—
Contracts in payout (annuitization) period	29,219	13,787	—	692,721	—
	$73,314,168	$2,239,747,218	$—	$129,280,428	$—

Units outstanding	1,587,071	59,164,342	—	3,085,676	—

Portfolio shares held	2,501,336	54,047,954	—	4,295,031	—
Portfolio net asset value per share	$29.31	$41.44	$—	$30.10	$—
Investment in portfolio shares, at cost	$68,367,070	$1,988,141,139	$—	$101,857,352	$—

STATEMENTS OF OPERATIONS
For the period ended December 31, 2023

	SUBACCOUNTS
	AST T. Rowe Price Natural Resources Portfolio	AST T. Rowe Price Asset Allocation Portfolio	AST International Value Portfolio	AST MFS Global Equity Portfolio	AST J.P. Morgan International Equity Portfolio
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	3/10/2023**	12/31/2023	3/10/2023**

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	822,142	27,256,286	215,180	1,460,040	244,879

NET INVESTMENT INCOME (LOSS)	(822,142)	(27,256,286)	(215,180)	(1,460,040)	(244,879)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	10,915,290	130,307,875	13,921,878	8,707,662	15,135,052
Net change in unrealized appreciation (depreciation) on investments	(9,902,187)	199,260,312	(8,629,070)	7,336,218	(10,711,378)
NET GAIN (LOSS) ON INVESTMENTS	1,013,103	329,568,187	5,292,808	16,043,880	4,423,674

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$190,961	$302,311,901	$5,077,628	$14,583,840	$4,178,795

**Subaccount was no longer available for investment as of the date presented in the Statement of Operations.
The accompanying notes are an integral part of these financial statements.
A3

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF NET ASSETS
December 31, 2023

	SUBACCOUNTS
	AST International Equity Portfolio	AST Wellington Management Hedged Equity Portfolio**	AST Capital Growth Asset Allocation Portfolio	AST Academic Strategies Asset Allocation Portfolio	AST Balanced Asset Allocation Portfolio
ASSETS
Investment in the portfolios, at fair value	$405,074,671	$—	$3,301,240,302	$854,987,409	$2,065,663,567
Net Assets	$405,074,671	$—	$3,301,240,302	$854,987,409	$2,065,663,567

NET ASSETS, representing:
Accumulation units	$403,881,602	$—	$3,300,781,346	$854,637,665	$2,065,663,567
Contracts in payout (annuitization) period	1,193,069	—	458,956	349,744	—
	$405,074,671	$—	$3,301,240,302	$854,987,409	$2,065,663,567

Units outstanding	11,667,841	—	132,345,076	54,708,009	91,293,401

Portfolio shares held	15,903,992	—	116,528,073	47,446,582	82,494,551
Portfolio net asset value per share	$25.47	$—	$28.33	$18.02	$25.04
Investment in portfolio shares, at cost	$337,540,233	$—	$2,172,718,055	$763,903,082	$1,522,628,093

STATEMENTS OF OPERATIONS
For the period ended December 31, 2023

	SUBACCOUNTS
	AST International Equity Portfolio	AST Wellington Management Hedged Equity Portfolio	AST Capital Growth Asset Allocation Portfolio	AST Academic Strategies Asset Allocation Portfolio	AST Balanced Asset Allocation Portfolio
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	2/24/2023**	12/31/2023	12/31/2023	12/31/2023

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	4,849,112	423,840	43,085,823	11,745,216	25,417,122

NET INVESTMENT INCOME (LOSS)	(4,849,112)	(423,840)	(43,085,823)	(11,745,216)	(25,417,122)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	30,519,888	28,353,023	240,617,148	57,614,264	198,150,292
Net change in unrealized appreciation (depreciation) on investments	25,304,322	(26,605,611)	282,597,611	21,541,563	90,346,605
NET GAIN (LOSS) ON INVESTMENTS	55,824,210	1,747,412	523,214,759	79,155,827	288,496,897

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$50,975,098	$1,323,572	$480,128,936	$67,410,611	$263,079,775
**Subaccount was no longer available for investment as of the date presented in the Statement of Operations.

The accompanying notes are an integral part of these financial statements.
A4

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF NET ASSETS
December 31, 2023

	SUBACCOUNTS
	AST Preservation Asset Allocation Portfolio	AST J.P. Morgan Global Thematic Portfolio	AST Core Fixed Income Portfolio	Davis Value Portfolio	Columbia Variable Portfolio - Small Company Growth Fund (Class 1)
ASSETS
Investment in the portfolios, at fair value	$838,109,769	$375,647,192	$1,290,863,751	$873,935	$382,999
Net Assets	$838,109,769	$375,647,192	$1,290,863,751	$873,935	$382,999

NET ASSETS, representing:
Accumulation units	$838,109,769	$375,647,192	$1,286,414,327	$873,935	$382,999
Contracts in payout (annuitization) period	—	—	4,449,424	—	—
	$838,109,769	$375,647,192	$1,290,863,751	$873,935	$382,999

Units outstanding	46,769,209	19,350,209	98,670,593	28,255	5,580

Portfolio shares held	42,457,435	17,342,899	97,570,956	140,054	32,875
Portfolio net asset value per share	$19.74	$21.66	$13.23	$6.24	$11.65
Investment in portfolio shares, at cost	$745,533,925	$311,061,360	$1,321,525,236	$1,028,875	$495,694

STATEMENTS OF OPERATIONS
For the period ended December 31, 2023

	SUBACCOUNTS
	AST Preservation Asset Allocation Portfolio	AST J.P. Morgan Global Thematic Portfolio	AST Core Fixed Income Portfolio	Davis Value Portfolio	Columbia Variable Portfolio - Small Company Growth Fund (Class 1)
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023

INVESTMENT INCOME
Dividend income	$—	$—	$—	$10,609	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	11,365,682	4,171,659	15,945,519	11,008	3,532

NET INVESTMENT INCOME (LOSS)	(11,365,682)	(4,171,659)	(15,945,519)	(399)	(3,532)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	84,749	—
Net realized gain (loss) on shares redeemed	51,266,874	27,284,010	(41,236,219)	(36,774)	(7,422)
Net change in unrealized appreciation (depreciation) on investments	37,502,747	17,321,225	112,336,739	164,517	90,164
NET GAIN (LOSS) ON INVESTMENTS	88,769,621	44,605,235	71,100,520	212,492	82,742

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$77,403,939	$40,433,576	$55,155,001	$212,093	$79,210

The accompanying notes are an integral part of these financial statements.
A5

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF NET ASSETS
December 31, 2023

	SUBACCOUNTS
	PSF International Growth Portfolio (Class I)**	ProFund VP Asia 30	ProFund VP Banks	ProFund VP Bear	ProFund VP Biotechnology
ASSETS
Investment in the portfolios, at fair value	$—	$3,630,872	$3,049,063	$1,059,505	$5,924,300
Net Assets	$—	$3,630,872	$3,049,063	$1,059,505	$5,924,300

NET ASSETS, representing:
Accumulation units	$—	$3,630,872	$3,049,063	$1,059,451	$5,924,300
Contracts in payout (annuitization) period	—	—	—	54	—
	$—	$3,630,872	$3,049,063	$1,059,505	$5,924,300

Units outstanding	—	167,046	277,989	1,385,134	138,930

Portfolio shares held	—	102,336	111,442	73,628	88,740
Portfolio net asset value per share	$—	$35.48	$27.36	$14.39	$66.76
Investment in portfolio shares, at cost	$—	$3,794,584	$2,607,697	$1,152,636	$6,551,071

STATEMENTS OF OPERATIONS
For the period ended December 31, 2023

	SUBACCOUNTS
	PSF International Growth Portfolio (Class I)	ProFund VP Asia 30	ProFund VP Banks	ProFund VP Bear	ProFund VP Biotechnology
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	3/10/2023**	12/31/2023	12/31/2023	12/31/2023	12/31/2023

INVESTMENT INCOME
Dividend income	$—	$4,199	$32,675	$2,603	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	6,785	51,465	29,426	14,245	63,687

NET INVESTMENT INCOME (LOSS)	(6,785)	(47,266)	3,249	(11,642)	(63,687)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	160,387	—	—	811,731
Net realized gain (loss) on shares redeemed	276,409	(1,402,718)	(445,649)	(129,011)	(557,863)
Net change in unrealized appreciation (depreciation) on investments	(160,332)	1,398,858	632,748	(111,452)	224,696
NET GAIN (LOSS) ON INVESTMENTS	116,077	156,527	187,099	(240,463)	478,564

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$109,292	$109,261	$190,348	$(252,105)	$414,877

**Subaccount was no longer available for investment as of the date presented in the Statement of Operations.
The accompanying notes are an integral part of these financial statements.
A6

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF NET ASSETS
December 31, 2023

	SUBACCOUNTS
	ProFund VP Materials	ProFund VP UltraBull	ProFund VP Bull	ProFund VP Consumer Discretionary	ProFund VP Consumer Staples
ASSETS
Investment in the portfolios, at fair value	$4,222,639	$6,628,644	$13,517,406	$7,582,244	$5,928,605
Net Assets	$4,222,639	$6,628,644	$13,517,406	$7,582,244	$5,928,605

NET ASSETS, representing:
Accumulation units	$4,222,639	$6,628,644	$13,517,406	$7,582,244	$5,928,605
Contracts in payout (annuitization) period	—	—	—	—	—
	$4,222,639	$6,628,644	$13,517,406	$7,582,244	$5,928,605

Units outstanding	137,287	137,722	393,327	228,049	210,920

Portfolio shares held	49,399	220,808	267,513	114,882	134,344
Portfolio net asset value per share	$85.48	$30.02	$50.53	$66.00	$44.13
Investment in portfolio shares, at cost	$4,016,536	$5,642,537	$12,274,233	$6,927,651	$6,991,178

STATEMENTS OF OPERATIONS
For the period ended December 31, 2023

	SUBACCOUNTS
	ProFund VP Materials	ProFund VP UltraBull	ProFund VP Bull	ProFund VP Consumer Discretionary	ProFund VP Consumer Staples
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023

INVESTMENT INCOME
Dividend income	$19,673	$—	$—	$—	$13,341

EXPENSES
Charges for mortality and expense risk,
and for administration	52,006	78,587	176,743	82,785	84,723

NET INVESTMENT INCOME (LOSS)	(32,333)	(78,587)	(176,743)	(82,785)	(71,382)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	2,343,346	279,532	1,019,528
Net realized gain (loss) on shares redeemed	(19,802)	1,063,051	(899,250)	(771,141)	(905,707)
Net change in unrealized appreciation (depreciation) on investments	489,688	1,210,615	1,542,772	1,968,476	90,014
NET GAIN (LOSS) ON INVESTMENTS	469,886	2,273,666	2,986,868	1,476,867	203,835

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$437,553	$2,195,079	$2,810,125	$1,394,082	$132,453

The accompanying notes are an integral part of these financial statements.
A7

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF NET ASSETS
December 31, 2023

	SUBACCOUNTS
	ProFund VP Energy	ProFund VP Europe 30	ProFund VP Financials	ProFund VP U.S. Government Plus	ProFund VP Health Care
ASSETS
Investment in the portfolios, at fair value	$9,473,609	$4,760,286	$8,227,915	$3,362,356	$18,416,449
Net Assets	$9,473,609	$4,760,286	$8,227,915	$3,362,356	$18,416,449

NET ASSETS, representing:
Accumulation units	$9,450,330	$4,757,937	$8,227,915	$3,362,356	$18,375,185
Contracts in payout (annuitization) period	23,279	2,349	—	—	41,264
	$9,473,609	$4,760,286	$8,227,915	$3,362,356	$18,416,449

Units outstanding	376,853	305,520	463,767	241,662	525,764

Portfolio shares held	224,546	183,795	179,140	264,336	276,067
Portfolio net asset value per share	$42.19	$25.90	$45.93	$12.72	$66.71
Investment in portfolio shares, at cost	$9,568,301	$4,374,591	$8,147,842	$3,098,099	$19,993,772

STATEMENTS OF OPERATIONS
For the period ended December 31, 2023

	SUBACCOUNTS
	ProFund VP Energy	ProFund VP Europe 30	ProFund VP Financials	ProFund VP U.S. Government Plus	ProFund VP Health Care
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023

INVESTMENT INCOME
Dividend income	$265,180	$102,126	$37,468	$142,365	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	145,447	62,968	116,523	47,947	251,494

NET INVESTMENT INCOME (LOSS)	119,733	39,158	(79,055)	94,418	(251,494)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	338,878	—	2,189,250
Net realized gain (loss) on shares redeemed	814,912	(155,196)	(386,625)	(635,004)	(487,005)
Net change in unrealized appreciation (depreciation) on investments	(1,446,828)	800,405	1,006,272	276,261	(1,657,301)
NET GAIN (LOSS) ON INVESTMENTS	(631,916)	645,209	958,525	(358,743)	44,944

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(512,183)	$684,367	$879,470	$(264,325)	$(206,550)

The accompanying notes are an integral part of these financial statements.
A8

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF NET ASSETS
December 31, 2023

	SUBACCOUNTS
	ProFund Access VP High Yield Fund	ProFund VP Industrials	ProFund VP Internet	ProFund VP Japan	ProFund VP Precious Metals
ASSETS
Investment in the portfolios, at fair value	$2,152,308	$6,075,245	$5,568,954	$3,694,770	$10,184,075
Net Assets	$2,152,308	$6,075,245	$5,568,954	$3,694,770	$10,184,075

NET ASSETS, representing:
Accumulation units	$2,152,308	$6,075,245	$5,568,954	$3,694,770	$10,173,560
Contracts in payout (annuitization) period	—	—	—	—	10,515
	$2,152,308	$6,075,245	$5,568,954	$3,694,770	$10,184,075

Units outstanding	98,362	166,351	51,845	187,671	1,092,183

Portfolio shares held	86,962	68,523	264,558	56,660	400,948
Portfolio net asset value per share	$24.75	$88.66	$21.05	$65.21	$25.40
Investment in portfolio shares, at cost	$2,204,737	$5,735,987	$5,044,402	$3,190,496	$9,913,270

STATEMENTS OF OPERATIONS
For the period ended December 31, 2023

	SUBACCOUNTS
	ProFund Access VP High Yield Fund	ProFund VP Industrials	ProFund VP Internet	ProFund VP Japan	ProFund VP Precious Metals
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023

INVESTMENT INCOME
Dividend income	$113,317	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	26,439	78,092	57,463	48,284	106,909

NET INVESTMENT INCOME (LOSS)	86,878	(78,092)	(57,463)	(48,284)	(106,909)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	490,212	787,628	—	—
Net realized gain (loss) on shares redeemed	(91,544)	(32,008)	(3,240,333)	105,391	331,255
Net change in unrealized appreciation (depreciation) on investments	193,269	388,233	4,309,992	902,333	(349,686)
NET GAIN (LOSS) ON INVESTMENTS	101,725	846,437	1,857,287	1,007,724	(18,431)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$188,603	$768,345	$1,799,824	$959,440	$(125,340)
The accompanying notes are an integral part of these financial statements.
A9

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF NET ASSETS
December 31, 2023

	SUBACCOUNTS
	ProFund VP Mid-Cap Growth	ProFund VP Mid-Cap Value	ProFund VP Pharmaceuticals	ProFund VP Real Estate	ProFund VP Rising Rates Opportunity
ASSETS
Investment in the portfolios, at fair value	$11,362,622	$9,310,774	$1,436,385	$4,548,459	$1,825,966
Net Assets	$11,362,622	$9,310,774	$1,436,385	$4,548,459	$1,825,966

NET ASSETS, representing:
Accumulation units	$11,362,622	$9,306,816	$1,436,385	$4,548,459	$1,825,966
Contracts in payout (annuitization) period	—	3,958	—	—	—
	$11,362,622	$9,310,774	$1,436,385	$4,548,459	$1,825,966

Units outstanding	327,943	265,043	78,455	146,928	1,276,124

Portfolio shares held	311,305	221,316	41,767	95,939	40,849
Portfolio net asset value per share	$36.50	$42.07	$34.39	$47.41	$44.70
Investment in portfolio shares, at cost	$10,425,922	$9,017,386	$1,498,498	$5,382,744	$1,906,858

STATEMENTS OF OPERATIONS
For the period ended December 31, 2023

	SUBACCOUNTS
	ProFund VP Mid-Cap Growth	ProFund VP Mid-Cap Value	ProFund VP Pharmaceuticals	ProFund VP Real Estate	ProFund VP Rising Rates Opportunity
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023

INVESTMENT INCOME
Dividend income	$—	$26,143	$8,901	$47,279	$4,610

EXPENSES
Charges for mortality and expense risk,
and for administration	150,748	125,413	19,951	51,873	38,794

NET INVESTMENT INCOME (LOSS)	(150,748)	(99,270)	(11,050)	(4,594)	(34,184)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	57,671	541,152	33,088	825,682	—
Net realized gain (loss) on shares redeemed	(1,660,820)	(632,454)	(216,483)	(695,173)	92,787
Net change in unrealized appreciation (depreciation) on investments	3,072,890	1,161,285	41,360	222,466	(149,665)
NET GAIN (LOSS) ON INVESTMENTS	1,469,741	1,069,983	(142,035)	352,975	(56,878)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$1,318,993	$970,713	$(153,085)	$348,381	$(91,062)
The accompanying notes are an integral part of these financial statements.
A10

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF NET ASSETS
December 31, 2023

	SUBACCOUNTS
	ProFund VP NASDAQ-100	ProFund VP Semiconductor	ProFund VP Small-Cap Growth	ProFund VP Short Mid-Cap	ProFund VP Short NASDAQ-100
ASSETS
Investment in the portfolios, at fair value	$25,324,876	$8,549,406	$10,132,274	$47,479	$889,967
Net Assets	$25,324,876	$8,549,406	$10,132,274	$47,479	$889,967

NET ASSETS, representing:
Accumulation units	$25,213,901	$8,549,406	$10,132,274	$47,479	$889,967
Contracts in payout (annuitization) period	110,975	—	—	—	—
	$25,324,876	$8,549,406	$10,132,274	$47,479	$889,967

Units outstanding	539,932	156,168	261,184	71,972	4,939,310

Portfolio shares held	437,617	67,627	337,517	6,373	72,414
Portfolio net asset value per share	$57.87	$126.42	$30.02	$7.45	$12.29
Investment in portfolio shares, at cost	$21,183,507	$6,828,138	$9,416,114	$48,213	$941,639

STATEMENTS OF OPERATIONS
For the period ended December 31, 2023

	SUBACCOUNTS
	ProFund VP NASDAQ-100	ProFund VP Semiconductor	ProFund VP Small-Cap Growth	ProFund VP Short Mid-Cap	ProFund VP Short NASDAQ-100
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023

INVESTMENT INCOME
Dividend income	$—	$—	$—	$859	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	290,267	87,047	127,895	2,467	15,756

NET INVESTMENT INCOME (LOSS)	(290,267)	(87,047)	(127,895)	(1,608)	(15,756)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	109,919	66,963	279,458	—	1,339
Net realized gain (loss) on shares redeemed	3,553,714	1,747,176	(1,722,906)	(7,470)	(388,157)
Net change in unrealized appreciation (depreciation) on investments	4,881,473	1,957,879	2,797,864	(943)	(111,542)
NET GAIN (LOSS) ON INVESTMENTS	8,545,106	3,772,018	1,354,416	(8,413)	(498,360)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$8,254,839	$3,684,971	$1,226,521	$(10,021)	$(514,116)
The accompanying notes are an integral part of these financial statements.
A11

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF NET ASSETS
December 31, 2023

	SUBACCOUNTS
	ProFund VP Short Small-Cap	ProFund VP Small-Cap Value	ProFund VP Technology	ProFund VP Communication Services	ProFund VP UltraMid-Cap
ASSETS
Investment in the portfolios, at fair value	$262,650	$7,493,234	$8,818,346	$3,299,597	$7,009,960
Net Assets	$262,650	$7,493,234	$8,818,346	$3,299,597	$7,009,960

NET ASSETS, representing:
Accumulation units	$262,650	$7,493,234	$8,818,346	$3,299,597	$7,004,958
Contracts in payout (annuitization) period	—	—	—	—	5,002
	$262,650	$7,493,234	$8,818,346	$3,299,597	$7,009,960

Units outstanding	416,156	252,265	230,446	274,575	125,500

Portfolio shares held	11,890	174,424	127,470	86,513	199,999
Portfolio net asset value per share	$22.09	$42.96	$69.18	$38.14	$35.05
Investment in portfolio shares, at cost	$298,100	$7,185,475	$7,760,818	$2,838,990	$6,417,995

STATEMENTS OF OPERATIONS
For the period ended December 31, 2023

	SUBACCOUNTS
	ProFund VP Short Small-Cap	ProFund VP Small-Cap Value	ProFund VP Technology	ProFund VP Communication Services	ProFund VP UltraMid-Cap
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023

INVESTMENT INCOME
Dividend income	$600	$1,320	$—	$24,868	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	4,136	96,925	87,691	34,256	70,487

NET INVESTMENT INCOME (LOSS)	(3,536)	(95,605)	(87,691)	(9,388)	(70,487)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	12,026	327,732	826,683	—	—
Net realized gain (loss) on shares redeemed	(51,377)	(1,163,323)	1,352,111	29,474	(2,181,014)
Net change in unrealized appreciation (depreciation) on investments	(41,046)	1,684,819	1,219,583	638,143	3,191,460
NET GAIN (LOSS) ON INVESTMENTS	(80,397)	849,228	3,398,377	667,617	1,010,446

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(83,933)	$753,623	$3,310,686	$658,229	$939,959
The accompanying notes are an integral part of these financial statements.
A12

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF NET ASSETS
December 31, 2023

	SUBACCOUNTS
	ProFund VP UltraNASDAQ-100	ProFund VP UltraSmall-Cap	ProFund VP Utilities	ProFund VP Large-Cap Growth	ProFund VP Large-Cap Value
ASSETS
Investment in the portfolios, at fair value	$64,197,565	$4,305,416	$10,225,316	$16,042,134	$10,293,601
Net Assets	$64,197,565	$4,305,416	$10,225,316	$16,042,134	$10,293,601

NET ASSETS, representing:
Accumulation units	$64,197,565	$4,305,416	$10,225,316	$15,975,795	$10,293,601
Contracts in payout (annuitization) period	—	—	—	66,339	—
	$64,197,565	$4,305,416	$10,225,316	$16,042,134	$10,293,601

Units outstanding	1,864,486	162,604	390,622	400,135	398,412

Portfolio shares held	2,074,905	311,761	273,185	310,834	204,319
Portfolio net asset value per share	$30.94	$13.81	$37.43	$51.61	$50.38
Investment in portfolio shares, at cost	$39,105,266	$3,741,229	$11,292,987	$15,991,853	$9,435,147

STATEMENTS OF OPERATIONS
For the period ended December 31, 2023

	SUBACCOUNTS
	ProFund VP UltraNASDAQ-100	ProFund VP UltraSmall-Cap	ProFund VP Utilities	ProFund VP Large-Cap Growth	ProFund VP Large-Cap Value
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023

INVESTMENT INCOME
Dividend income	$—	$—	$163,036	$—	$46,905

EXPENSES
Charges for mortality and expense risk,
and for administration	525,868	47,555	170,098	186,017	133,401

NET INVESTMENT INCOME (LOSS)	(525,868)	(47,555)	(7,062)	(186,017)	(86,496)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	2,452,652	663,985
Net realized gain (loss) on shares redeemed	1,368,675	(217,817)	155,269	(2,994,074)	(12,339)
Net change in unrealized appreciation (depreciation) on investments	31,328,810	941,463	(1,585,410)	3,820,417	1,039,628
NET GAIN (LOSS) ON INVESTMENTS	32,697,485	723,646	(1,430,141)	3,278,995	1,691,274

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$32,171,617	$676,091	$(1,437,203)	$3,092,978	$1,604,778
The accompanying notes are an integral part of these financial statements.
A13

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF NET ASSETS
December 31, 2023

	SUBACCOUNTS
	Rydex VT Nova Fund	Rydex VT NASDAQ-100® Fund	Rydex VT Inverse S&P 500® Strategy Fund	Invesco V.I. Health Care Fund (Series I)	Invesco V.I. Technology Fund (Series I)
ASSETS
Investment in the portfolios, at fair value	$1,383,080	$9,805,788	$7,020	$17,162,161	$18,042,827
Net Assets	$1,383,080	$9,805,788	$7,020	$17,162,161	$18,042,827

NET ASSETS, representing:
Accumulation units	$1,383,080	$9,805,788	$7,020	$17,126,617	$18,039,320
Contracts in payout (annuitization) period	—	—	—	35,544	3,507
	$1,383,080	$9,805,788	$7,020	$17,162,161	$18,042,827

Units outstanding	45,762	223,485	8,266	419,693	810,212

Portfolio shares held	8,624	138,285	234	662,376	975,288
Portfolio net asset value per share	$160.37	$70.91	$30.03	$25.91	$18.50
Investment in portfolio shares, at cost	$774,036	$5,722,436	$9,081	$18,232,888	$20,731,020

STATEMENTS OF OPERATIONS
For the period ended December 31, 2023

	SUBACCOUNTS
	Rydex VT Nova Fund	Rydex VT NASDAQ-100® Fund	Rydex VT Inverse S&P 500® Strategy Fund	Invesco V.I. Health Care Fund (Series I)	Invesco V.I. Technology Fund (Series I)
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023

INVESTMENT INCOME
Dividend income	$—	$—	$316	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	16,857	120,333	153	222,775	212,388

NET INVESTMENT INCOME (LOSS)	(16,857)	(120,333)	163	(222,775)	(212,388)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	75,927	482,667	(12,582)	(184,878)	(910,209)
Net change in unrealized appreciation (depreciation) on investments	289,217	3,105,263	10,473	636,646	7,094,227
NET GAIN (LOSS) ON INVESTMENTS	365,144	3,587,930	(2,109)	451,768	6,184,018

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$348,287	$3,467,597	$(1,946)	$228,993	$5,971,630

The accompanying notes are an integral part of these financial statements.
A14

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF NET ASSETS
December 31, 2023

	SUBACCOUNTS
	Allspring VT Index Asset Allocation Fund (Class 2)	Allspring VT International Equity Fund (Class 2)	Allspring VT Small Cap Growth Fund (Class 2)	AST Prudential Growth Allocation Portfolio	AST Advanced Strategies Portfolio
ASSETS
Investment in the portfolios, at fair value	$14,159,492	$194,007	$910,925	$2,684,318,482	$1,033,799,131
Net Assets	$14,159,492	$194,007	$910,925	$2,684,318,482	$1,033,799,131

NET ASSETS, representing:
Accumulation units	$14,159,492	$194,007	$910,925	$2,683,994,630	$1,033,799,131
Contracts in payout (annuitization) period	—	—	—	323,852	—
	$14,159,492	$194,007	$910,925	$2,684,318,482	$1,033,799,131

Units outstanding	219,391	17,072	26,820	138,758,842	44,733,006

Portfolio shares held	758,003	98,983	115,894	123,303,559	39,746,218
Portfolio net asset value per share	$18.68	$1.96	$7.86	$21.77	$26.01
Investment in portfolio shares, at cost	$13,620,866	$212,019	$1,161,462	$2,307,448,980	$769,650,260

STATEMENTS OF OPERATIONS
For the period ended December 31, 2023

	SUBACCOUNTS
	Allspring VT Index Asset Allocation Fund (Class 2)	Allspring VT International Equity Fund (Class 2)	Allspring VT Small Cap Growth Fund (Class 2)	AST Prudential Growth Allocation Portfolio	AST Advanced Strategies Portfolio
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023

INVESTMENT INCOME
Dividend income	$131,351	$2,672	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	192,292	2,686	13,909	30,225,777	13,415,754

NET INVESTMENT INCOME (LOSS)	(60,941)	(14)	(13,909)	(30,225,777)	(13,415,754)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	426,035	—	—	—	—
Net realized gain (loss) on shares redeemed	547,344	(8,330)	(38,440)	172,314,788	78,638,375
Net change in unrealized appreciation (depreciation) on investments	1,013,889	32,277	74,106	229,286,875	55,448,726
NET GAIN (LOSS) ON INVESTMENTS	1,987,268	23,947	35,666	401,601,663	134,087,101

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$1,926,327	$23,933	$21,757	$371,375,886	$120,671,347
The accompanying notes are an integral part of these financial statements.
A15

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF NET ASSETS
December 31, 2023

	SUBACCOUNTS
	AST Investment Grade Bond Portfolio	AST Cohen & Steers Global Realty Portfolio**	AST Emerging Markets Equity Portfolio	Allspring VT Discovery All Cap Growth Fund (Class 2)	Allspring VT Discovery All Cap Growth Fund (Class 1)
ASSETS
Investment in the portfolios, at fair value	$2,714,067,613	$—	$58,772,216	$1,634,268	$12,638,558
Net Assets	$2,714,067,613	$—	$58,772,216	$1,634,268	$12,638,558

NET ASSETS, representing:
Accumulation units	$2,714,067,613	$—	$58,772,216	$1,634,268	$12,616,454
Contracts in payout (annuitization) period	—	—	—	—	22,104
	$2,714,067,613	$—	$58,772,216	$1,634,268	$12,638,558

Units outstanding	155,507,385	—	6,278,240	37,517	278,807

Portfolio shares held	311,961,795	—	6,508,551	68,408	499,548
Portfolio net asset value per share	$8.70	$—	$9.03	$23.89	$25.30
Investment in portfolio shares, at cost	$2,549,333,836	$—	$53,923,374	$1,844,097	$15,024,962

STATEMENTS OF OPERATIONS
For the period ended December 31, 2023

	SUBACCOUNTS
	AST Investment Grade Bond Portfolio	AST Cohen & Steers Global Realty Portfolio	AST Emerging Markets Equity Portfolio	Allspring VT Discovery All Cap Growth Fund (Class 2)	Allspring VT Discovery All Cap Growth Fund (Class 1)
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	1/20/2023**	12/31/2023	12/31/2023	12/31/2023

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	41,064,037	10,216	623,878	21,074	146,853

NET INVESTMENT INCOME (LOSS)	(41,064,037)	(10,216)	(623,878)	(21,074)	(146,853)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	157,354	1,169,717
Net realized gain (loss) on shares redeemed	127,546,296	831,555	(3,694,267)	(5,352)	(645,666)
Net change in unrealized appreciation (depreciation) on investments	134,581,337	158,560	9,978,114	272,320	2,788,788
NET GAIN (LOSS) ON INVESTMENTS	262,127,633	990,115	6,283,847	424,322	3,312,839

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$221,063,596	$979,899	$5,659,969	$403,248	$3,165,986

**Subaccount was no longer available for investment as of the date presented in the Statement of Operations.

The accompanying notes are an integral part of these financial statements.
A16

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF NET ASSETS
December 31, 2023

	SUBACCOUNTS
	Allspring VT Small Cap Growth Fund (Class 1)	Allspring VT International Equity Fund (Class 1)	AST Bond Portfolio 2022**	AST Quantitative Modeling Portfolio	AST BlackRock Global Strategies Portfolio**
ASSETS
Investment in the portfolios, at fair value	$8,901,060	$6,410,366	$—	$36,050,863	$—
Net Assets	$8,901,060	$6,410,366	$—	$36,050,863	$—

NET ASSETS, representing:
Accumulation units	$8,875,906	$6,280,594	$—	$36,050,863	$—
Contracts in payout (annuitization) period	25,154	129,772	—	—	—
	$8,901,060	$6,410,366	$—	$36,050,863	$—

Units outstanding	283,991	299,487	—	1,802,310	—

Portfolio shares held	1,060,913	3,391,728	—	1,549,908	—
Portfolio net asset value per share	$8.39	$1.89	$—	$23.26	$—
Investment in portfolio shares, at cost	$11,652,842	$5,896,487	$—	$25,504,736	$—

STATEMENTS OF OPERATIONS
For the period ended December 31, 2023

	SUBACCOUNTS
	Allspring VT Small Cap Growth Fund (Class 1)	Allspring VT International Equity Fund (Class 1)	AST Bond Portfolio 2022	AST Quantitative Modeling Portfolio	AST BlackRock Global Strategies Portfolio
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	1/3/2023**	12/31/2023	1/20/2023**

INVESTMENT INCOME
Dividend income	$—	$106,969	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	117,109	76,398	15	423,611	43,769

NET INVESTMENT INCOME (LOSS)	(117,109)	30,571	(15)	(423,611)	(43,769)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	(433,437)	10,801	1,049	2,613,041	3,529,185
Net change in unrealized appreciation (depreciation) on investments	816,166	766,222	(1,010)	3,229,963	(1,663,768)
NET GAIN (LOSS) ON INVESTMENTS	382,729	777,023	39	5,843,004	1,865,417

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$265,620	$807,594	$24	$5,419,393	$1,821,648

**Subaccount was no longer available for investment as of the date presented in the Statement of Operations.

The accompanying notes are an integral part of these financial statements.
A17

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF NET ASSETS
December 31, 2023

	SUBACCOUNTS
	Invesco V.I. Diversified Dividend Fund (Series I)	Columbia Variable Portfolio - U.S. Government Mortgage Fund (Class 1)	Columbia Variable Portfolio - Large Cap Growth Fund (Class 1)	Allspring VT Opportunity Fund (Class 1)	Allspring VT Opportunity Fund (Class 2)
ASSETS
Investment in the portfolios, at fair value	$15,074,281	$131,151	$5,678,000	$2,063,275	$4,909,647
Net Assets	$15,074,281	$131,151	$5,678,000	$2,063,275	$4,909,647

NET ASSETS, representing:
Accumulation units	$15,058,405	$131,151	$5,678,000	$2,063,275	$4,909,647
Contracts in payout (annuitization) period	15,876	—	—	—	—
	$15,074,281	$131,151	$5,678,000	$2,063,275	$4,909,647

Units outstanding	584,521	12,633	129,742	54,901	134,745

Portfolio shares held	621,876	14,687	152,307	79,479	188,905
Portfolio net asset value per share	$24.24	$8.93	$37.28	$25.96	$25.99
Investment in portfolio shares, at cost	$15,773,170	$151,852	$1,543,724	$1,980,278	$4,680,673

STATEMENTS OF OPERATIONS
For the period ended December 31, 2023

	SUBACCOUNTS
	Invesco V.I. Diversified Dividend Fund (Series I)	Columbia Variable Portfolio - U.S. Government Mortgage Fund (Class 1)	Columbia Variable Portfolio - Large Cap Growth Fund (Class 1)	Allspring VT Opportunity Fund (Class 1)	Allspring VT Opportunity Fund (Class 2)
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023

INVESTMENT INCOME
Dividend income	$290,520	$3,763	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	187,455	1,352	51,763	27,401	64,679

NET INVESTMENT INCOME (LOSS)	103,065	2,411	(51,763)	(27,401)	(64,679)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	1,196,451	—	—	162,753	388,880
Net realized gain (loss) on shares redeemed	(163,949)	(3,355)	615,004	6,020	153,921
Net change in unrealized appreciation (depreciation) on investments	(55,956)	7,110	1,205,844	297,669	546,811
NET GAIN (LOSS) ON INVESTMENTS	976,546	3,755	1,820,848	466,442	1,089,612

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$1,079,611	$6,166	$1,769,085	$439,041	$1,024,933

The accompanying notes are an integral part of these financial statements.
A18

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF NET ASSETS
December 31, 2023

	SUBACCOUNTS
	AST Bond Portfolio 2023	AST MFS Growth Allocation Portfolio**	AST Western Asset Emerging Markets Debt Portfolio**	AST Bond Portfolio 2024	AST ClearBridge Dividend Growth Portfolio
ASSETS
Investment in the portfolios, at fair value	$273,100	$—	$—	$40,432,482	$63,381,079
Net Assets	$273,100	$—	$—	$40,432,482	$63,381,079

NET ASSETS, representing:
Accumulation units	$273,100	$—	$—	$40,432,482	$63,381,079
Contracts in payout (annuitization) period	—	—	—	—	—
	$273,100	$—	$—	$40,432,482	$63,381,079

Units outstanding	26,360	—	—	4,054,049	2,353,651

Portfolio shares held	21,040	—	—	3,308,714	2,057,159
Portfolio net asset value per share	$12.98	$—	$—	$12.22	$30.81
Investment in portfolio shares, at cost	$269,277	$—	$—	$39,023,773	$53,832,936

STATEMENTS OF OPERATIONS
For the period ended December 31, 2023

	SUBACCOUNTS
	AST Bond Portfolio 2023	AST MFS Growth Allocation Portfolio	AST Western Asset Emerging Markets Debt Portfolio	AST Bond Portfolio 2024	AST ClearBridge Dividend Growth Portfolio
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	2/24/2023**	3/10/2023**	12/31/2023	12/31/2023

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	547,678	278,656	2,665	526,599	713,421

NET INVESTMENT INCOME (LOSS)	(547,678)	(278,656)	(2,665)	(526,599)	(713,421)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	1,348,247	16,176,933	(93,333)	448,618	5,110,002
Net change in unrealized appreciation (depreciation) on investments	343,201	(12,090,121)	162,145	1,426,921	2,597,402
NET GAIN (LOSS) ON INVESTMENTS	1,691,448	4,086,812	68,812	1,875,539	7,707,404

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$1,143,770	$3,808,156	$66,147	$1,348,940	$6,993,983

**Subaccount was no longer available for investment as of the date presented in the Statement of Operations.

The accompanying notes are an integral part of these financial statements.
A19

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF NET ASSETS
December 31, 2023

	SUBACCOUNTS
	Columbia Variable Portfolio - Government Money Market Fund (Class 1)	Columbia Variable Portfolio - Income Opportunities Fund (Class 1)	AST Large-Cap Core Portfolio	AST Bond Portfolio 2025	AST Bond Portfolio 2026
ASSETS
Investment in the portfolios, at fair value	$2,685,586	$122,787	$127,098,506	$2,830,105	$18,838,353
Net Assets	$2,685,586	$122,787	$127,098,506	$2,830,105	$18,838,353

NET ASSETS, representing:
Accumulation units	$2,685,586	$122,787	$126,106,698	$2,830,105	$18,838,353
Contracts in payout (annuitization) period	—	—	991,808	—	—
	$2,685,586	$122,787	$127,098,506	$2,830,105	$18,838,353

Units outstanding	270,879	8,868	4,607,491	249,967	1,901,329

Portfolio shares held	2,685,586	19,337	4,049,013	204,932	1,623,996
Portfolio net asset value per share	$1.00	$6.35	$31.39	$13.81	$11.60
Investment in portfolio shares, at cost	$2,685,586	$144,509	$115,801,356	$2,700,463	$19,584,102

STATEMENTS OF OPERATIONS
For the period ended December 31, 2023

	SUBACCOUNTS
	Columbia Variable Portfolio - Government Money Market Fund (Class 1)	Columbia Variable Portfolio - Income Opportunities Fund (Class 1)	AST Large-Cap Core Portfolio	AST Bond Portfolio 2025	AST Bond Portfolio 2026
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023

INVESTMENT INCOME
Dividend income	$125,724	$6,481	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	27,289	1,256	1,396,165	70,539	358,434

NET INVESTMENT INCOME (LOSS)	98,435	5,225	(1,396,165)	(70,539)	(358,434)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	—	(5,659)	(1,038,538)	66,986	(578,762)
Net change in unrealized appreciation (depreciation) on investments	—	12,972	25,174,526	156,273	1,676,432
NET GAIN (LOSS) ON INVESTMENTS	—	7,313	24,135,988	223,259	1,097,670

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$98,435	$12,538	$22,739,823	$152,720	$739,236

The accompanying notes are an integral part of these financial statements.
A20

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF NET ASSETS
December 31, 2023

	SUBACCOUNTS
	AST Bond Portfolio 2027	NVIT Emerging Markets Fund (Class D)	AST Bond Portfolio 2028	AST Bond Portfolio 2029	AST Bond Portfolio 2030
ASSETS
Investment in the portfolios, at fair value	$40,313,644	$14,500,939	$60,054,337	$3,349,453	$42,281,188
Net Assets	$40,313,644	$14,500,939	$60,054,337	$3,349,453	$42,281,188

NET ASSETS, representing:
Accumulation units	$40,313,644	$14,492,001	$60,054,337	$3,349,453	$42,281,188
Contracts in payout (annuitization) period	—	8,938	—	—	—
	$40,313,644	$14,500,939	$60,054,337	$3,349,453	$42,281,188

Units outstanding	4,226,660	1,412,662	6,127,009	350,329	4,174,676

Portfolio shares held	3,631,860	1,403,769	5,410,301	307,571	3,857,773
Portfolio net asset value per share	$11.10	$10.33	$11.10	$10.89	$10.96
Investment in portfolio shares, at cost	$41,642,733	$17,360,029	$64,163,054	$3,227,789	$46,294,615

STATEMENTS OF OPERATIONS
For the period ended December 31, 2023

	SUBACCOUNTS
	AST Bond Portfolio 2027	NVIT Emerging Markets Fund (Class D)	AST Bond Portfolio 2028	AST Bond Portfolio 2029	AST Bond Portfolio 2030
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023

INVESTMENT INCOME
Dividend income	$—	$190,568	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	785,447	171,602	1,158,556	84,069	610,910

NET INVESTMENT INCOME (LOSS)	(785,447)	18,966	(1,158,556)	(84,069)	(610,910)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	(1,675,158)	(215,242)	(2,471,238)	(24,331)	(1,115,679)
Net change in unrealized appreciation (depreciation) on investments	3,900,024	478,928	5,842,471	250,528	3,396,792
NET GAIN (LOSS) ON INVESTMENTS	2,224,866	263,686	3,371,233	226,197	2,281,113

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$1,439,419	$282,652	$2,212,677	$142,128	$1,670,203

The accompanying notes are an integral part of these financial statements.
A21

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF NET ASSETS
December 31, 2023

	SUBACCOUNTS
	AST Bond Portfolio 2031	MFS® International Growth Portfolio (Service Class)	MFS® Total Return Bond Series (Service Class)	MFS® Total Return Series (Service Class)	MFS® Value Series (Service Class)
ASSETS
Investment in the portfolios, at fair value	$32,975,230	$216,391	$649,061	$782,358	$2,871,668
Net Assets	$32,975,230	$216,391	$649,061	$782,358	$2,871,668

NET ASSETS, representing:
Accumulation units	$32,975,230	$216,391	$649,061	$782,358	$2,871,668
Contracts in payout (annuitization) period	—	—	—	—	—
	$32,975,230	$216,391	$649,061	$782,358	$2,871,668

Units outstanding	3,812,352	15,877	69,487	59,956	186,416

Portfolio shares held	3,572,614	14,996	56,588	34,496	138,661
Portfolio net asset value per share	$9.23	$14.43	$11.47	$22.68	$20.71
Investment in portfolio shares, at cost	$36,658,708	$206,240	$640,506	$770,937	$2,926,066

STATEMENTS OF OPERATIONS
For the period ended December 31, 2023

	SUBACCOUNTS
	AST Bond Portfolio 2031	MFS® International Growth Portfolio (Service Class)	MFS® Total Return Bond Series (Service Class)	MFS® Total Return Series (Service Class)	MFS® Value Series (Service Class)
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023

INVESTMENT INCOME
Dividend income	$—	$1,851	$75,265	$13,428	$36,207

EXPENSES
Charges for mortality and expense risk,
and for administration	573,584	4,714	32,045	9,833	36,852

NET INVESTMENT INCOME (LOSS)	(573,584)	(2,863)	43,220	3,595	(645)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	6,492	—	32,049	181,490
Net realized gain (loss) on shares redeemed	(1,524,974)	(51,616)	(205,681)	(19,891)	(129,661)
Net change in unrealized appreciation (depreciation) on investments	3,277,506	109,512	159,266	46,659	90,254
NET GAIN (LOSS) ON INVESTMENTS	1,752,532	64,388	(46,415)	58,817	142,083

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$1,178,948	$61,525	$(3,195)	$62,412	$141,438

The accompanying notes are an integral part of these financial statements.
A22

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF NET ASSETS
December 31, 2023

	SUBACCOUNTS
	PSF PGIM Government Money Market Portfolio (Class III)	Invesco V.I. Discovery Mid Cap Growth Fund (Series I)	AST Global Bond Portfolio	AST Bond Portfolio 2032	AST Bond Portfolio 2033
ASSETS
Investment in the portfolios, at fair value	$24,712,244	$8,382,575	$78,304,446	$50,604,334	$243,496
Net Assets	$24,712,244	$8,382,575	$78,304,446	$50,604,334	$243,496

NET ASSETS, representing:
Accumulation units	$24,712,244	$8,352,979	$77,955,419	$50,604,334	$243,496
Contracts in payout (annuitization) period	—	29,596	349,027	—	—
	$24,712,244	$8,382,575	$78,304,446	$50,604,334	$243,496

Units outstanding	2,332,662	648,052	8,799,838	6,649,309	30,344

Portfolio shares held	2,471,224	133,459	6,911,249	6,365,325	29,266
Portfolio net asset value per share	$10.00	$62.81	$11.33	$7.95	$8.32
Investment in portfolio shares, at cost	$24,712,244	$9,570,143	$79,989,867	$56,567,876	$214,606

STATEMENTS OF OPERATIONS
For the period ended December 31, 2023

	SUBACCOUNTS
	PSF PGIM Government Money Market Portfolio (Class III)	Invesco V.I. Discovery Mid Cap Growth Fund (Series I)	AST Global Bond Portfolio	AST Bond Portfolio 2032	AST Bond Portfolio 2033
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023

INVESTMENT INCOME
Dividend income	$1,061,349	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	72	108,473	977,291	832,585	7,241

NET INVESTMENT INCOME (LOSS)	1,061,277	(108,473)	(977,291)	(832,585)	(7,241)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	—	(405,606)	(2,255,404)	(4,105,250)	34,668
Net change in unrealized appreciation (depreciation) on investments	—	1,438,758	6,541,738	6,921,736	22,152
NET GAIN (LOSS) ON INVESTMENTS	—	1,033,152	4,286,334	2,816,486	56,820

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$1,061,277	$924,679	$3,309,043	$1,983,901	$49,579

The accompanying notes are an integral part of these financial statements.
A23

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF NET ASSETS
December 31, 2023

SUBACCOUNT
AST Bond Portfolio 2034
ASSETS
Investment in the portfolios, at fair value	$27,868
Net Assets	$27,868

NET ASSETS, representing:
Accumulation units	$27,868
Contracts in payout (annuitization) period	—
$27,868

Units outstanding	2,722

Portfolio shares held	2,687
Portfolio net asset value per share	$10.37
Investment in portfolio shares, at cost	$27,480

STATEMENTS OF OPERATIONS
For the period ended December 31, 2023

SUBACCOUNT
AST Bond Portfolio 2034
1/3/2023*
to
12/31/2023

INVESTMENT INCOME
Dividend income	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	116

NET INVESTMENT INCOME (LOSS)	(116)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—
Net realized gain (loss) on shares redeemed	5,338
Net change in unrealized appreciation (depreciation) on investments	388
NET GAIN (LOSS) ON INVESTMENTS	5,726

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$5,610

*Date subaccount became available for investment.

The accompanying notes are an integral part of these financial statements.
A24

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2023

	SUBACCOUNTS
	AST Large-Cap Growth Portfolio	AST Government Money Market Portfolio	AST Cohen & Steers Realty Portfolio	AST J.P. Morgan Tactical Preservation Portfolio	AST High Yield Portfolio
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023

OPERATIONS
Net investment income (loss)	$(17,360,048)	$16,069,494	$(1,015,351)	$(8,222,758)	$(1,067,239)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	65,122,158	—	6,463,832	(29,181,823)	(1,861,103)
Net change in unrealized appreciation (depreciation) on investments	404,075,092	—	2,428,425	88,550,277	10,326,956
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	451,837,202	16,069,494	7,876,906	51,145,696	7,398,614

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,515,814	2,777,022	120,484	565,684	371,936
Annuity payments	(3,444,930)	(2,760,137)	(194,369)	(491,476)	(267,312)
Surrenders, withdrawals and death benefits	(105,819,768)	(525,254,657)	(7,069,900)	(57,544,520)	(8,285,792)
Net transfers between other subaccounts
or fixed rate option	(80,413,857)	457,989,447	18,465,720	82,534,676	309,204
Miscellaneous transactions	43,412	(14,736)	8,464	9,969	(8,414)
Other charges	(6,038,776)	(932,789)	(596,840)	(5,734,483)	(437,378)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(194,158,105)	(68,195,850)	10,733,559	19,339,850	(8,317,756)

TOTAL INCREASE (DECREASE) IN NET ASSETS	257,679,097	(52,126,356)	18,610,465	70,485,546	(919,142)

NET ASSETS
Beginning of period	1,162,023,424	514,774,312	74,354,379	623,092,329	92,827,320
End of period	$1,419,702,521	$462,647,956	$92,964,844	$693,577,875	$91,908,178

Beginning units	23,871,423	45,383,265	1,372,001	26,683,823	3,490,762
Units issued	1,915,720	26,209,362	679,186	12,713,090	1,382,341
Units redeemed	(5,360,615)	(31,643,150)	(509,954)	(12,201,081)	(1,719,261)
Ending units	20,426,528	39,949,477	1,541,233	27,195,832	3,153,842

The accompanying notes are an integral part of these financial statements.
A25

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2023

	SUBACCOUNTS
	AST Small-Cap Value Portfolio	AST Mid-Cap Growth Portfolio	AST Large-Cap Value Portfolio	AST Mid-Cap Value Portfolio	AST Small-Cap Growth Portfolio
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023

OPERATIONS
Net investment income (loss)	$(3,160,948)	$(3,555,368)	$(10,303,506)	$(3,126,724)	$(3,126,590)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	18,358,350	24,730,945	(3,216,809)	20,249,873	13,646,722
Net change in unrealized appreciation (depreciation) on investments	13,857,459	32,976,810	71,543,741	8,124,030	24,734,492
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	29,054,861	54,152,387	58,023,426	25,247,179	35,254,624

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	441,248	614,309	1,485,929	481,424	332,965
Annuity payments	(705,095)	(737,053)	(1,564,583)	(568,980)	(921,694)
Surrenders, withdrawals and death benefits	(20,302,676)	(23,333,058)	(62,144,743)	(20,594,553)	(19,586,110)
Net transfers between other subaccounts
or fixed rate option	2,792,417	5,647,829	(5,015,383)	4,836,217	9,176,758
Miscellaneous transactions	5,478	3,731	(7,628)	18,331	6,262
Other charges	(1,201,364)	(1,653,841)	(3,227,086)	(1,183,417)	(1,302,538)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(18,969,992)	(19,458,083)	(70,473,494)	(17,010,978)	(12,294,357)

TOTAL INCREASE (DECREASE) IN NET ASSETS	10,084,869	34,694,304	(12,450,068)	8,236,201	22,960,267

NET ASSETS
Beginning of period	252,149,969	276,989,274	776,641,254	253,109,162	234,224,867
End of period	$262,234,838	$311,683,578	$764,191,186	$261,345,363	$257,185,134

Beginning units	5,518,632	16,392,744	20,469,313	4,008,170	5,086,073
Units issued	849,945	1,814,304	2,313,107	694,227	897,417
Units redeemed	(1,262,493)	(2,992,190)	(4,202,668)	(931,295)	(1,143,276)
Ending units	5,106,084	15,214,858	18,579,752	3,771,102	4,840,214

The accompanying notes are an integral part of these financial statements.
A26

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2023

	SUBACCOUNTS
	AST T. Rowe Price Natural Resources Portfolio	AST T. Rowe Price Asset Allocation Portfolio	AST International Value Portfolio	AST MFS Global Equity Portfolio	AST J.P. Morgan International Equity Portfolio
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	3/10/2023**	12/31/2023	3/10/2023**

OPERATIONS
Net investment income (loss)	$(822,142)	$(27,256,286)	$(215,180)	$(1,460,040)	$(244,879)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	10,915,290	130,307,875	13,921,878	8,707,662	15,135,052
Net change in unrealized appreciation (depreciation) on investments	(9,902,187)	199,260,312	(8,629,070)	7,336,218	(10,711,378)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	190,961	302,311,901	5,077,628	14,583,840	4,178,795

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	215,402	3,280,135	30,732	261,858	49,644
Annuity payments	(96,716)	(1,955,250)	(62,153)	(202,602)	(18,912)
Surrenders, withdrawals and death benefits	(4,934,515)	(186,963,760)	(1,347,527)	(10,276,542)	(2,018,625)
Net transfers between other subaccounts
or fixed rate option	1,194,273	38,774,484	(77,170,800)	3,973,432	(100,151,272)
Miscellaneous transactions	405	21,695	2,421	441	4,148
Other charges	(604,460)	(17,271,929)	(82,478)	(990,266)	(136,206)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(4,225,611)	(164,114,625)	(78,629,805)	(7,233,679)	(102,271,223)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(4,034,650)	138,197,276	(73,552,177)	7,350,161	(98,092,428)

NET ASSETS
Beginning of period	77,348,818	2,101,549,942	73,552,177	121,930,267	98,092,428
End of period	$73,314,168	$2,239,747,218	$—	$129,280,428	$—

Beginning units	1,663,092	64,240,350	4,222,222	3,281,197	3,492,592
Units issued	728,608	10,092,486	118,701	608,538	178,163
Units redeemed	(804,629)	(15,168,494)	(4,340,923)	(804,059)	(3,670,755)
Ending units	1,587,071	59,164,342	—	3,085,676	—

**Date subaccount was no longer available for investment.
The accompanying notes are an integral part of these financial statements.
A27

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2023

	SUBACCOUNTS
	AST International Equity Portfolio	AST Wellington Management Hedged Equity Portfolio	AST Capital Growth Asset Allocation Portfolio	AST Academic Strategies Asset Allocation Portfolio	AST Balanced Asset Allocation Portfolio
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	2/24/2023**	12/31/2023	12/31/2023	12/31/2023

OPERATIONS
Net investment income (loss)	$(4,849,112)	$(423,840)	$(43,085,823)	$(11,745,216)	$(25,417,122)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	30,519,888	28,353,023	240,617,148	57,614,264	198,150,292
Net change in unrealized appreciation (depreciation) on investments	25,304,322	(26,605,611)	282,597,611	21,541,563	90,346,605
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	50,975,098	1,323,572	480,128,936	67,410,611	263,079,775

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	457,909	35,338	2,688,787	494,284	4,692,679
Annuity payments	(793,010)	(4,003)	(3,350,577)	(843,406)	(3,239,406)
Surrenders, withdrawals and death benefits	(29,057,558)	(2,875,455)	(290,051,848)	(80,273,330)	(179,231,818)
Net transfers between other subaccounts
or fixed rate option	173,617,723	(204,534,923)	132,794,537	17,733,385	19,125,518
Miscellaneous transactions	(554)	492	(13,874)	3,741	(7,742)
Other charges	(1,561,761)	(218,963)	(20,843,337)	(5,289,766)	(16,545,074)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	142,662,749	(207,597,514)	(178,776,312)	(68,175,092)	(175,205,843)

TOTAL INCREASE (DECREASE) IN NET ASSETS	193,637,847	(206,273,942)	301,352,624	(764,481)	87,873,932

NET ASSETS
Beginning of period	211,436,824	206,273,942	2,999,887,678	855,751,890	1,977,789,635
End of period	$405,074,671	$—	$3,301,240,302	$854,987,409	$2,065,663,567

Beginning units	7,178,522	11,502,395	140,205,853	59,781,497	100,027,286
Units issued	6,979,675	413,404	14,216,060	15,345,900	11,278,670
Units redeemed	(2,490,356)	(11,915,799)	(22,076,837)	(20,419,388)	(20,012,555)
Ending units	11,667,841	—	132,345,076	54,708,009	91,293,401

**Date subaccount was no longer available for investment.
The accompanying notes are an integral part of these financial statements.
A28

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2023

	SUBACCOUNTS
	AST Preservation Asset Allocation Portfolio	AST J.P. Morgan Global Thematic Portfolio	AST Core Fixed Income Portfolio	Davis Value Portfolio	Columbia Variable Portfolio - Small Company Growth Fund (Class 1)
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023

OPERATIONS
Net investment income (loss)	$(11,365,682)	$(4,171,659)	$(15,945,519)	$(399)	$(3,532)
Capital gains distributions received	—	—	—	84,749	—
Net realized gain (loss) on shares redeemed	51,266,874	27,284,010	(41,236,219)	(36,774)	(7,422)
Net change in unrealized appreciation (depreciation) on investments	37,502,747	17,321,225	112,336,739	164,517	90,164
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	77,403,939	40,433,576	55,155,001	212,093	79,210

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,389,234	130,614	2,129,843	2,500	171
Annuity payments	(1,524,260)	(216,491)	(2,869,444)	(2,322)	—
Surrenders, withdrawals and death benefits	(86,682,437)	(26,356,947)	(110,256,549)	(34,423)	(9,422)
Net transfers between other subaccounts
or fixed rate option	8,269,741	10,284,437	95,205,929	(9,795)	—
Miscellaneous transactions	10,525	(3,055)	(16,703)	—	—
Other charges	(5,250,557)	(3,765,134)	(8,965,955)	(2,018)	(255)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(83,787,754)	(19,926,576)	(24,772,879)	(46,058)	(9,506)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(6,383,815)	20,507,000	30,382,122	166,035	69,704

NET ASSETS
Beginning of period	844,493,584	355,140,192	1,260,481,629	707,900	313,295
End of period	$838,109,769	$375,647,192	$1,290,863,751	$873,935	$382,999

Beginning units	52,057,695	20,610,378	101,388,501	29,915	5,723
Units issued	12,682,299	4,873,154	24,056,221	271	2
Units redeemed	(17,970,785)	(6,133,323)	(26,774,129)	(1,931)	(145)
Ending units	46,769,209	19,350,209	98,670,593	28,255	5,580

The accompanying notes are an integral part of these financial statements.
A29

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2023

	SUBACCOUNTS
	PSF International Growth Portfolio (Class I)	ProFund VP Asia 30	ProFund VP Banks	ProFund VP Bear	ProFund VP Biotechnology
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	3/10/2023**	12/31/2023	12/31/2023	12/31/2023	12/31/2023

OPERATIONS
Net investment income (loss)	$(6,785)	$(47,266)	$3,249	$(11,642)	$(63,687)
Capital gains distributions received	—	160,387	—	—	811,731
Net realized gain (loss) on shares redeemed	276,409	(1,402,718)	(445,649)	(129,011)	(557,863)
Net change in unrealized appreciation (depreciation) on investments	(160,332)	1,398,858	632,748	(111,452)	224,696
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	109,292	109,261	190,348	(252,105)	414,877

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	591	55,097	1,420	3,457	11,850
Annuity payments	—	(83,455)	—	(480)	(4,401)
Surrenders, withdrawals and death benefits	(49,835)	(353,606)	(194,842)	(94,417)	(571,355)
Net transfers between other subaccounts
or fixed rate option	(2,659,865)	(156,399)	516,338	(279,403)	287,728
Miscellaneous transactions	(418)	1,023	(25)	35	(982)
Other charges	(1,119)	(8,246)	(869)	(1,356)	(3,178)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(2,710,646)	(545,586)	322,022	(372,164)	(280,338)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(2,601,354)	(436,325)	512,370	(624,269)	134,539

NET ASSETS
Beginning of period	2,601,354	4,067,197	2,536,693	1,683,774	5,789,761
End of period	$—	$3,630,872	$3,049,063	$1,059,505	$5,924,300

Beginning units	123,782	193,510	250,793	1,980,913	148,708
Units issued	3,750	92,218	475,359	10,089,647	41,702
Units redeemed	(127,532)	(118,682)	(448,163)	(10,685,426)	(51,480)
Ending units	—	167,046	277,989	1,385,134	138,930

**Date subaccount was no longer available for investment.
The accompanying notes are an integral part of these financial statements.
A30

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2023

	SUBACCOUNTS
	ProFund VP Materials	ProFund VP UltraBull	ProFund VP Bull	ProFund VP Consumer Discretionary	ProFund VP Consumer Staples
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023

OPERATIONS
Net investment income (loss)	$(32,333)	$(78,587)	$(176,743)	$(82,785)	$(71,382)
Capital gains distributions received	—	—	2,343,346	279,532	1,019,528
Net realized gain (loss) on shares redeemed	(19,802)	1,063,051	(899,250)	(771,141)	(905,707)
Net change in unrealized appreciation (depreciation) on investments	489,688	1,210,615	1,542,772	1,968,476	90,014
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	437,553	2,195,079	2,810,125	1,394,082	132,453

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	9,603	10,040	16,496	19,444	4,963
Annuity payments	(15,753)	(647)	(102,903)	(2,076)	(23,849)
Surrenders, withdrawals and death benefits	(283,196)	(503,628)	(1,296,055)	(337,345)	(350,820)
Net transfers between other subaccounts
or fixed rate option	(505,828)	(913,828)	(2,334,203)	2,255,076	(33,784)
Miscellaneous transactions	7	303	1,794	85	1,983
Other charges	(3,855)	(2,451)	(14,266)	(42,993)	(41,487)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(799,022)	(1,410,211)	(3,729,137)	1,892,191	(442,994)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(361,469)	784,868	(919,012)	3,286,273	(310,541)

NET ASSETS
Beginning of period	4,584,108	5,843,776	14,436,418	4,295,971	6,239,146
End of period	$4,222,639	$6,628,644	$13,517,406	$7,582,244	$5,928,605

Beginning units	165,649	173,255	516,236	166,376	225,600
Units issued	39,700	197,753	975,724	184,655	98,501
Units redeemed	(68,062)	(233,286)	(1,098,633)	(122,982)	(113,181)
Ending units	137,287	137,722	393,327	228,049	210,920

The accompanying notes are an integral part of these financial statements.
A31

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2023

	SUBACCOUNTS
	ProFund VP Energy	ProFund VP Europe 30	ProFund VP Financials	ProFund VP U.S. Government Plus	ProFund VP Health Care
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023

OPERATIONS
Net investment income (loss)	$119,733	$39,158	$(79,055)	$94,418	$(251,494)
Capital gains distributions received	—	—	338,878	—	2,189,250
Net realized gain (loss) on shares redeemed	814,912	(155,196)	(386,625)	(635,004)	(487,005)
Net change in unrealized appreciation (depreciation) on investments	(1,446,828)	800,405	1,006,272	276,261	(1,657,301)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(512,183)	684,367	879,470	(264,325)	(206,550)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	22,247	2,416	4,937	5,710	5,660
Annuity payments	(49,671)	(37,560)	(7,328)	(539)	(101,077)
Surrenders, withdrawals and death benefits	(1,009,074)	(516,483)	(1,106,172)	(276,597)	(1,629,247)
Net transfers between other subaccounts
or fixed rate option	(2,646,111)	(195,616)	(373,440)	1,210,128	(1,533,635)
Miscellaneous transactions	497	(542)	(160)	(793)	(569)
Other charges	(10,674)	(13,835)	(46,052)	(8,030)	(117,398)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(3,692,786)	(761,620)	(1,528,215)	929,879	(3,376,266)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(4,204,969)	(77,253)	(648,745)	665,554	(3,582,816)

NET ASSETS
Beginning of period	13,678,578	4,837,539	8,876,660	2,696,802	21,999,265
End of period	$9,473,609	$4,760,286	$8,227,915	$3,362,356	$18,416,449

Beginning units	521,951	362,811	568,889	189,930	620,024
Units issued	376,197	151,087	137,250	982,496	129,369
Units redeemed	(521,295)	(208,378)	(242,372)	(930,764)	(223,629)
Ending units	376,853	305,520	463,767	241,662	525,764

The accompanying notes are an integral part of these financial statements.
A32

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2023

	SUBACCOUNTS
	ProFund Access VP High Yield Fund	ProFund VP Industrials	ProFund VP Internet	ProFund VP Japan	ProFund VP Precious Metals
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023

OPERATIONS
Net investment income (loss)	$86,878	$(78,092)	$(57,463)	$(48,284)	$(106,909)
Capital gains distributions received	—	490,212	787,628	—	—
Net realized gain (loss) on shares redeemed	(91,544)	(32,008)	(3,240,333)	105,391	331,255
Net change in unrealized appreciation (depreciation) on investments	193,269	388,233	4,309,992	902,333	(349,686)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	188,603	768,345	1,799,824	959,440	(125,340)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	6,428	3,249	3,311	3,461	17,899
Annuity payments	(884)	(7,470)	(2,392)	(31,865)	(28,814)
Surrenders, withdrawals and death benefits	(311,661)	(368,570)	(350,200)	(347,068)	(712,272)
Net transfers between other subaccounts
or fixed rate option	41,220	(316,366)	470,057	210,415	738,203
Miscellaneous transactions	455	5	(1,624)	533	(651)
Other charges	(1,152)	(26,738)	(1,489)	(8,212)	(11,487)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(265,594)	(715,890)	117,663	(172,736)	2,878

TOTAL INCREASE (DECREASE) IN NET ASSETS	(76,991)	52,455	1,917,487	786,704	(122,462)

NET ASSETS
Beginning of period	2,229,299	6,022,790	3,651,467	2,908,066	10,306,537
End of period	$2,152,308	$6,075,245	$5,568,954	$3,694,770	$10,184,075

Beginning units	110,937	190,009	50,362	198,082	1,114,978
Units issued	21,063	89,331	28,887	113,098	2,416,890
Units redeemed	(33,638)	(112,989)	(27,404)	(123,509)	(2,439,685)
Ending units	98,362	166,351	51,845	187,671	1,092,183

The accompanying notes are an integral part of these financial statements.
A33

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2023

	SUBACCOUNTS
	ProFund VP Mid-Cap Growth	ProFund VP Mid-Cap Value	ProFund VP Pharmaceuticals	ProFund VP Real Estate	ProFund VP Rising Rates Opportunity
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023

OPERATIONS
Net investment income (loss)	$(150,748)	$(99,270)	$(11,050)	$(4,594)	$(34,184)
Capital gains distributions received	57,671	541,152	33,088	825,682	—
Net realized gain (loss) on shares redeemed	(1,660,820)	(632,454)	(216,483)	(695,173)	92,787
Net change in unrealized appreciation (depreciation) on investments	3,072,890	1,161,285	41,360	222,466	(149,665)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	1,318,993	970,713	(153,085)	348,381	(91,062)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	2,366	9,469	3,441	3,551	5,467
Annuity payments	(77,543)	(15,652)	(10,196)	(43,019)	(1,585)
Surrenders, withdrawals and death benefits	(896,041)	(741,759)	(202,529)	(195,254)	(143,833)
Net transfers between other subaccounts
or fixed rate option	635,736	(1,104,324)	(218,105)	285,758	(2,280,396)
Miscellaneous transactions	1,455	1,800	(372)	57	1,348
Other charges	(51,333)	(34,505)	(1,859)	(16,104)	(2,693)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(385,360)	(1,884,971)	(429,620)	34,989	(2,421,692)

TOTAL INCREASE (DECREASE) IN NET ASSETS	933,633	(914,258)	(582,705)	383,370	(2,512,754)

NET ASSETS
Beginning of period	10,428,989	10,225,032	2,019,090	4,165,089	4,338,720
End of period	$11,362,622	$9,310,774	$1,436,385	$4,548,459	$1,825,966

Beginning units	343,837	327,702	102,041	145,655	3,154,397
Units issued	295,835	244,861	51,417	66,095	6,079,797
Units redeemed	(311,729)	(307,520)	(75,003)	(64,822)	(7,958,070)
Ending units	327,943	265,043	78,455	146,928	1,276,124

The accompanying notes are an integral part of these financial statements.
A34

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2023

	SUBACCOUNTS
	ProFund VP NASDAQ-100	ProFund VP Semiconductor	ProFund VP Small-Cap Growth	ProFund VP Short Mid-Cap	ProFund VP Short NASDAQ-100
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023

OPERATIONS
Net investment income (loss)	$(290,267)	$(87,047)	$(127,895)	$(1,608)	$(15,756)
Capital gains distributions received	109,919	66,963	279,458	—	1,339
Net realized gain (loss) on shares redeemed	3,553,714	1,747,176	(1,722,906)	(7,470)	(388,157)
Net change in unrealized appreciation (depreciation) on investments	4,881,473	1,957,879	2,797,864	(943)	(111,542)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	8,254,839	3,684,971	1,226,521	(10,021)	(514,116)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	32,851	2,927	4,988	8	4,891
Annuity payments	(176,637)	—	(2,983)	—	(6,929)
Surrenders, withdrawals and death benefits	(1,136,542)	(676,395)	(699,261)	(3,636)	(37,642)
Net transfers between other subaccounts
or fixed rate option	2,263,640	2,625,687	865,781	(31,959)	(678,817)
Miscellaneous transactions	(4,040)	13	1,945	—	(8)
Other charges	(22,288)	(1,652)	(43,386)	(112)	(1,457)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	956,984	1,950,580	127,084	(35,699)	(719,962)

TOTAL INCREASE (DECREASE) IN NET ASSETS	9,211,823	5,635,551	1,353,605	(45,720)	(1,234,078)

NET ASSETS
Beginning of period	16,113,053	2,913,855	8,778,669	93,199	2,124,045
End of period	$25,324,876	$8,549,406	$10,132,274	$47,479	$889,967

Beginning units	524,048	101,348	255,633	131,236	7,787,978
Units issued	704,000	189,862	124,937	2,828,941	41,945,773
Units redeemed	(688,116)	(135,042)	(119,386)	(2,888,205)	(44,794,441)
Ending units	539,932	156,168	261,184	71,972	4,939,310
The accompanying notes are an integral part of these financial statements.
A35

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2023

	SUBACCOUNTS
	ProFund VP Short Small-Cap	ProFund VP Small-Cap Value	ProFund VP Technology	ProFund VP Communication Services	ProFund VP UltraMid-Cap
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023

OPERATIONS
Net investment income (loss)	$(3,536)	$(95,605)	$(87,691)	$(9,388)	$(70,487)
Capital gains distributions received	12,026	327,732	826,683	—	—
Net realized gain (loss) on shares redeemed	(51,377)	(1,163,323)	1,352,111	29,474	(2,181,014)
Net change in unrealized appreciation (depreciation) on investments	(41,046)	1,684,819	1,219,583	638,143	3,191,460
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(83,933)	753,623	3,310,686	658,229	939,959

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	316	23,961	13,224	588	8,212
Annuity payments	—	(17,165)	(3,765)	(1,369)	(58,228)
Surrenders, withdrawals and death benefits	(7,820)	(418,838)	(764,792)	(203,308)	(492,773)
Net transfers between other subaccounts
or fixed rate option	8,216	(302,063)	405,215	938,255	1,176,433
Miscellaneous transactions	—	3,642	(380)	13	(770)
Other charges	(189)	(32,055)	(2,774)	(16,551)	(5,209)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	523	(742,518)	(353,272)	717,628	627,665

TOTAL INCREASE (DECREASE) IN NET ASSETS	(83,410)	11,105	2,957,414	1,375,857	1,567,624

NET ASSETS
Beginning of period	346,060	7,482,129	5,860,932	1,923,740	5,442,336
End of period	$262,650	$7,493,234	$8,818,346	$3,299,597	$7,009,960

Beginning units	492,638	280,764	240,049	206,838	114,586
Units issued	4,372,112	132,742	191,474	299,184	99,507
Units redeemed	(4,448,594)	(161,241)	(201,077)	(231,447)	(88,593)
Ending units	416,156	252,265	230,446	274,575	125,500
The accompanying notes are an integral part of these financial statements.
A36

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2023

	SUBACCOUNTS
	ProFund VP UltraNASDAQ-100	ProFund VP UltraSmall-Cap	ProFund VP Utilities	ProFund VP Large-Cap Growth	ProFund VP Large-Cap Value
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023

OPERATIONS
Net investment income (loss)	$(525,868)	$(47,555)	$(7,062)	$(186,017)	$(86,496)
Capital gains distributions received	—	—	—	2,452,652	663,985
Net realized gain (loss) on shares redeemed	1,368,675	(217,817)	155,269	(2,994,074)	(12,339)
Net change in unrealized appreciation (depreciation) on investments	31,328,810	941,463	(1,585,410)	3,820,417	1,039,628
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	32,171,617	676,091	(1,437,203)	3,092,978	1,604,778

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	48,391	4,459	9,711	18,556	3,831
Annuity payments	(30,277)	—	(19,392)	(67,843)	(165,698)
Surrenders, withdrawals and death benefits	(3,700,653)	(293,223)	(1,067,931)	(1,203,119)	(1,071,377)
Net transfers between other subaccounts
or fixed rate option	15,194,635	752,989	(3,297,067)	3,071,072	(158,983)
Miscellaneous transactions	(458)	(159)	133	(646)	1,476
Other charges	(14,374)	(1,467)	(64,736)	(55,950)	(37,126)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	11,497,264	462,599	(4,439,282)	1,762,070	(1,427,877)

TOTAL INCREASE (DECREASE) IN NET ASSETS	43,668,881	1,138,690	(5,876,485)	4,855,048	176,901

NET ASSETS
Beginning of period	20,528,684	3,166,726	16,101,801	11,187,086	10,116,700
End of period	$64,197,565	$4,305,416	$10,225,316	$16,042,134	$10,293,601

Beginning units	1,332,372	143,491	557,562	350,508	465,319
Units issued	914,526	226,600	124,164	272,892	216,349
Units redeemed	(382,412)	(207,487)	(291,104)	(223,265)	(283,256)
Ending units	1,864,486	162,604	390,622	400,135	398,412
The accompanying notes are an integral part of these financial statements.
A37

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2023

	SUBACCOUNTS
	Rydex VT Nova Fund	Rydex VT NASDAQ-100® Fund	Rydex VT Inverse S&P 500® Strategy Fund	Invesco V.I. Health Care Fund (Series I)	Invesco V.I. Technology Fund (Series I)
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023

OPERATIONS
Net investment income (loss)	$(16,857)	$(120,333)	$163	$(222,775)	$(212,388)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	75,927	482,667	(12,582)	(184,878)	(910,209)
Net change in unrealized appreciation (depreciation) on investments	289,217	3,105,263	10,473	636,646	7,094,227
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	348,287	3,467,597	(1,946)	228,993	5,971,630

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	2,222	16,918	7	24,550	44,754
Annuity payments	—	(39,088)	—	(175,300)	(143,971)
Surrenders, withdrawals and death benefits	(59,283)	(469,081)	(5,003)	(1,657,536)	(1,181,351)
Net transfers between other subaccounts
or fixed rate option	2,581	(211,768)	(476)	(546,189)	(646,090)
Miscellaneous transactions	(25)	(2,248)	—	(1,906)	(1,097)
Other charges	(779)	(9,301)	(7)	(17,816)	(15,930)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(55,284)	(714,568)	(5,479)	(2,374,197)	(1,943,685)

TOTAL INCREASE (DECREASE) IN NET ASSETS	293,003	2,753,029	(7,425)	(2,145,204)	4,027,945

NET ASSETS
Beginning of period	1,090,077	7,052,759	14,445	19,307,365	14,014,882
End of period	$1,383,080	$9,805,788	$7,020	$17,162,161	$18,042,827

Beginning units	48,037	242,935	14,269	479,978	911,887
Units issued	1,086	743	494	17,121	15,673
Units redeemed	(3,361)	(20,193)	(6,497)	(77,406)	(117,348)
Ending units	45,762	223,485	8,266	419,693	810,212
The accompanying notes are an integral part of these financial statements.
A38

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2023

	SUBACCOUNTS
	Allspring VT Index Asset Allocation Fund (Class 2)	Allspring VT International Equity Fund (Class 2)	Allspring VT Small Cap Growth Fund (Class 2)	AST Prudential Growth Allocation Portfolio	AST Advanced Strategies Portfolio
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023

OPERATIONS
Net investment income (loss)	$(60,941)	$(14)	$(13,909)	$(30,225,777)	$(13,415,754)
Capital gains distributions received	426,035	—	—	—	—
Net realized gain (loss) on shares redeemed	547,344	(8,330)	(38,440)	172,314,788	78,638,375
Net change in unrealized appreciation (depreciation) on investments	1,013,889	32,277	74,106	229,286,875	55,448,726
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	1,926,327	23,933	21,757	371,375,886	120,671,347

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	10,897	2,733	1,739	1,396,278	314,622
Annuity payments	(105,886)	—	(24,371)	(2,106,770)	(429,228)
Surrenders, withdrawals and death benefits	(658,020)	(4,603)	(118,017)	(203,402,414)	(90,963,986)
Net transfers between other subaccounts
or fixed rate option	(397,099)	(1,949)	3,570	330,138,365	3,266,843
Miscellaneous transactions	99	(3)	—	13,423	(404)
Other charges	(4,513)	(42)	(577)	(23,538,233)	(7,370,675)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(1,154,522)	(3,864)	(137,656)	102,500,649	(95,182,828)

TOTAL INCREASE (DECREASE) IN NET ASSETS	771,805	20,069	(115,899)	473,876,535	25,488,519

NET ASSETS
Beginning of period	13,387,687	173,938	1,026,824	2,210,441,947	1,008,310,612
End of period	$14,159,492	$194,007	$910,925	$2,684,318,482	$1,033,799,131

Beginning units	238,675	17,571	31,046	133,485,378	49,368,557
Units issued	766	363	223	51,839,457	5,447,083
Units redeemed	(20,050)	(862)	(4,449)	(46,565,993)	(10,082,634)
Ending units	219,391	17,072	26,820	138,758,842	44,733,006
The accompanying notes are an integral part of these financial statements.
A39

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2023

	SUBACCOUNTS
	AST Investment Grade Bond Portfolio	AST Cohen & Steers Global Realty Portfolio	AST Emerging Markets Equity Portfolio	Allspring VT Discovery All Cap Growth Fund (Class 2)	Allspring VT Discovery All Cap Growth Fund (Class 1)
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	1/20/2023**	12/31/2023	12/31/2023	12/31/2023

OPERATIONS
Net investment income (loss)	$(41,064,037)	$(10,216)	$(623,878)	$(21,074)	$(146,853)
Capital gains distributions received	—	—	—	157,354	1,169,717
Net realized gain (loss) on shares redeemed	127,546,296	831,555	(3,694,267)	(5,352)	(645,666)
Net change in unrealized appreciation (depreciation) on investments	134,581,337	158,560	9,978,114	272,320	2,788,788
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	221,063,596	979,899	5,659,969	403,248	3,165,986

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	410	23,718	59,104	2,161	23,397
Annuity payments	(2,016,288)	(496)	(5,361)	(45,041)	(2,616)
Surrenders, withdrawals and death benefits	(290,016,562)	(128,210)	(4,289,651)	(19,392)	(1,131,558)
Net transfers between other subaccounts
or fixed rate option	(698,641,271)	(16,880,213)	1,840,468	(60,639)	131,067
Miscellaneous transactions	(28,650)	119	93	264	(379)
Other charges	(45,660,266)	(9,776)	(606,817)	(964)	(12,392)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(1,036,362,627)	(16,994,858)	(3,002,164)	(123,611)	(992,481)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(815,299,031)	(16,014,959)	2,657,805	279,637	2,173,505

NET ASSETS
Beginning of period	3,529,366,644	16,014,959	56,114,411	1,354,631	10,465,053
End of period	$2,714,067,613	$—	$58,772,216	$1,634,268	$12,638,558

Beginning units	211,621,790	1,040,012	6,682,099	40,829	301,918
Units issued	167,224,201	55,000	2,865,342	1,318	20,872
Units redeemed	(223,338,606)	(1,095,012)	(3,269,201)	(4,630)	(43,983)
Ending units	155,507,385	—	6,278,240	37,517	278,807

**Date subaccount was no longer available for investment.
The accompanying notes are an integral part of these financial statements.
A40

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2023

	SUBACCOUNTS
	Allspring VT Small Cap Growth Fund (Class 1)	Allspring VT International Equity Fund (Class 1)	AST Bond Portfolio 2022	AST Quantitative Modeling Portfolio	AST BlackRock Global Strategies Portfolio
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	1/3/2023**	12/31/2023	1/20/2023**

OPERATIONS
Net investment income (loss)	$(117,109)	$30,571	$(15)	$(423,611)	$(43,769)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	(433,437)	10,801	1,049	2,613,041	3,529,185
Net change in unrealized appreciation (depreciation) on investments	816,166	766,222	(1,010)	3,229,963	(1,663,768)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	265,620	807,594	24	5,419,393	1,821,648

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	16,565	28,391	—	224,656	1,648
Annuity payments	(70,304)	(36,813)	—	(72,049)	—
Surrenders, withdrawals and death benefits	(787,420)	(480,456)	—	(6,700,782)	(564,170)
Net transfers between other subaccounts
or fixed rate option	169,862	357,294	(77,992)	30,350	(56,362,020)
Miscellaneous transactions	409	275	(171)	3,532	(85)
Other charges	(10,028)	(7,050)	(65)	(15,551)	(20,198)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(680,916)	(138,359)	(78,228)	(6,529,844)	(56,944,825)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(415,296)	669,235	(78,204)	(1,110,451)	(55,123,177)

NET ASSETS
Beginning of period	9,316,356	5,741,131	78,204	37,161,314	55,123,177
End of period	$8,901,060	$6,410,366	$—	$36,050,863	$—

Beginning units	305,969	308,324	6,488	2,148,741	4,241,300
Units issued	24,241	40,112	1	70,936	191,617
Units redeemed	(46,219)	(48,949)	(6,489)	(417,367)	(4,432,917)
Ending units	283,991	299,487	—	1,802,310	—

**Date subaccount was no longer available for investment.
The accompanying notes are an integral part of these financial statements.
A41

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2023

	SUBACCOUNTS
	Invesco V.I. Diversified Dividend Fund (Series I)	Columbia Variable Portfolio - U.S. Government Mortgage Fund (Class 1)	Columbia Variable Portfolio - Large Cap Growth Fund (Class 1)	Allspring VT Opportunity Fund (Class 1)	Allspring VT Opportunity Fund (Class 2)
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023

OPERATIONS
Net investment income (loss)	$103,065	$2,411	$(51,763)	$(27,401)	$(64,679)
Capital gains distributions received	1,196,451	—	—	162,753	388,880
Net realized gain (loss) on shares redeemed	(163,949)	(3,355)	615,004	6,020	153,921
Net change in unrealized appreciation (depreciation) on investments	(55,956)	7,110	1,205,844	297,669	546,811
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	1,079,611	6,166	1,769,085	439,041	1,024,933

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	27,127	180	2,099	4,067	4,020
Annuity payments	(57,423)	(1,721)	(49,904)	—	(800)
Surrenders, withdrawals and death benefits	(1,253,930)	(8,240)	(434,980)	(220,131)	(211,197)
Net transfers between other subaccounts
or fixed rate option	351,010	(6,639)	(21,761)	(108,309)	(252,063)
Miscellaneous transactions	(413)	(38)	(133)	102	708
Other charges	(13,615)	(115)	(2,421)	(3,831)	(899)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(947,244)	(16,573)	(507,100)	(328,102)	(460,231)

TOTAL INCREASE (DECREASE) IN NET ASSETS	132,367	(10,407)	1,261,985	110,939	564,702

NET ASSETS
Beginning of period	14,941,914	141,558	4,416,015	1,952,336	4,344,945
End of period	$15,074,281	$131,151	$5,678,000	$2,063,275	$4,909,647

Beginning units	623,588	14,268	143,022	64,969	148,741
Units issued	65,805	16	6,171	4,207	1,416
Units redeemed	(104,872)	(1,651)	(19,451)	(14,275)	(15,412)
Ending units	584,521	12,633	129,742	54,901	134,745

The accompanying notes are an integral part of these financial statements.
A42

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2023

	SUBACCOUNTS
	AST Bond Portfolio 2023	AST MFS Growth Allocation Portfolio	AST Western Asset Emerging Markets Debt Portfolio	AST Bond Portfolio 2024	AST ClearBridge Dividend Growth Portfolio
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	2/24/2023**	3/10/2023**	12/31/2023	12/31/2023

OPERATIONS
Net investment income (loss)	$(547,678)	$(278,656)	$(2,665)	$(526,599)	$(713,421)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	1,348,247	16,176,933	(93,333)	448,618	5,110,002
Net change in unrealized appreciation (depreciation) on investments	343,201	(12,090,121)	162,145	1,426,921	2,597,402
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	1,143,770	3,808,156	66,147	1,348,940	6,993,983

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	66,755	13	—	16,514
Annuity payments	—	(29,052)	—	(5,851)	(22,851)
Surrenders, withdrawals and death benefits	(4,303,187)	(1,587,246)	(5,905)	(7,231,258)	(5,174,189)
Net transfers between other subaccounts
or fixed rate option	(66,271,233)	(125,774,050)	(2,103,664)	42,545,289	5,970,797
Miscellaneous transactions	337	6,809	(2)	72	(1,926)
Other charges	(35,971)	(115,373)	(11)	(7,519)	(506,244)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(70,610,054)	(127,432,157)	(2,109,569)	35,300,733	282,101

TOTAL INCREASE (DECREASE) IN NET ASSETS	(69,466,284)	(123,624,001)	(2,043,422)	36,649,673	7,276,084

NET ASSETS
Beginning of period	69,739,384	123,624,001	2,043,422	3,782,809	56,104,995
End of period	$273,100	$—	$—	$40,432,482	$63,381,079

Beginning units	6,946,971	7,859,699	205,920	386,596	2,350,384
Units issued	526,473	278,759	1,999	5,883,505	757,917
Units redeemed	(7,447,084)	(8,138,458)	(207,919)	(2,216,052)	(754,650)
Ending units	26,360	—	—	4,054,049	2,353,651

**Date subaccount was no longer available for investment.
The accompanying notes are an integral part of these financial statements.
A43

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2023

	SUBACCOUNTS
	Columbia Variable Portfolio - Government Money Market Fund (Class 1)	Columbia Variable Portfolio - Income Opportunities Fund (Class 1)	AST Large-Cap Core Portfolio	AST Bond Portfolio 2025	AST Bond Portfolio 2026
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023

OPERATIONS
Net investment income (loss)	$98,435	$5,225	$(1,396,165)	$(70,539)	$(358,434)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	—	(5,659)	(1,038,538)	66,986	(578,762)
Net change in unrealized appreciation (depreciation) on investments	—	12,972	25,174,526	156,273	1,676,432
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	98,435	12,538	22,739,823	152,720	739,236

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,989	52	838,065	—	—
Annuity payments	(68,536)	(2,465)	(273,494)	—	—
Surrenders, withdrawals and death benefits	(367,546)	(10,960)	(9,587,795)	(410,452)	(1,706,349)
Net transfers between other subaccounts
or fixed rate option	146,688	—	3,929,633	(1,199,616)	(1,753,397)
Miscellaneous transactions	(156)	(53)	3,757	535	(108)
Other charges	(1,806)	(36)	(689,957)	(1,300)	(13,338)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(289,367)	(13,462)	(5,779,791)	(1,610,833)	(3,473,192)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(190,932)	(924)	16,960,032	(1,458,113)	(2,733,956)

NET ASSETS
Beginning of period	2,876,518	123,711	110,138,474	4,288,218	21,572,309
End of period	$2,685,586	$122,787	$127,098,506	$2,830,105	$18,838,353

Beginning units	300,816	9,868	4,857,273	387,916	2,287,935
Units issued	14,816	4	901,101	205,992	459,040
Units redeemed	(44,753)	(1,004)	(1,150,883)	(343,941)	(845,646)
Ending units	270,879	8,868	4,607,491	249,967	1,901,329

The accompanying notes are an integral part of these financial statements.
A44

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2023

	SUBACCOUNTS
	AST Bond Portfolio 2027	NVIT Emerging Markets Fund (Class D)	AST Bond Portfolio 2028	AST Bond Portfolio 2029	AST Bond Portfolio 2030
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023

OPERATIONS
Net investment income (loss)	$(785,447)	$18,966	$(1,158,556)	$(84,069)	$(610,910)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	(1,675,158)	(215,242)	(2,471,238)	(24,331)	(1,115,679)
Net change in unrealized appreciation (depreciation) on investments	3,900,024	478,928	5,842,471	250,528	3,396,792
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	1,439,419	282,652	2,212,677	142,128	1,670,203

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	96,742	—	—	—
Annuity payments	—	(59,414)	—	—	—
Surrenders, withdrawals and death benefits	(5,837,566)	(1,038,397)	(11,614,108)	(1,105,715)	(4,344,524)
Net transfers between other subaccounts
or fixed rate option	1,182,840	1,548,895	(2,429,792)	(352,387)	4,234,386
Miscellaneous transactions	(1,798)	858	(1,050)	—	(3,379)
Other charges	(15,330)	(16,793)	(25,900)	(811)	(24,645)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(4,671,854)	531,891	(14,070,850)	(1,458,913)	(138,162)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(3,232,435)	814,543	(11,858,173)	(1,316,785)	1,532,041

NET ASSETS
Beginning of period	43,546,079	13,686,396	71,912,510	4,666,238	40,749,147
End of period	$40,313,644	$14,500,939	$60,054,337	$3,349,453	$42,281,188

Beginning units	4,736,231	1,361,623	7,614,503	503,266	4,160,431
Units issued	708,008	325,546	57,864	66,880	642,048
Units redeemed	(1,217,579)	(274,507)	(1,545,358)	(219,817)	(627,803)
Ending units	4,226,660	1,412,662	6,127,009	350,329	4,174,676

The accompanying notes are an integral part of these financial statements.
A45

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2023

	SUBACCOUNTS
	AST Bond Portfolio 2031	MFS® International Growth Portfolio (Service Class)	MFS® Total Return Bond Series (Service Class)	MFS® Total Return Series (Service Class)	MFS® Value Series (Service Class)
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023

OPERATIONS
Net investment income (loss)	$(573,584)	$(2,863)	$43,220	$3,595	$(645)
Capital gains distributions received	—	6,492	—	32,049	181,490
Net realized gain (loss) on shares redeemed	(1,524,974)	(51,616)	(205,681)	(19,891)	(129,661)
Net change in unrealized appreciation (depreciation) on investments	3,277,506	109,512	159,266	46,659	90,254
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	1,178,948	61,525	(3,195)	62,412	141,438

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	1,521	3,921	13,763	36,918
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(5,955,528)	(494,521)	(265,857)	(190,142)	(498,756)
Net transfers between other subaccounts
or fixed rate option	47,492	53,710	(1,914,997)	108,996	(87,422)
Miscellaneous transactions	(11)	158	36,924	86	2,029
Other charges	(18,465)	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(5,926,512)	(439,132)	(2,140,009)	(67,297)	(547,231)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(4,747,564)	(377,607)	(2,143,204)	(4,885)	(405,793)

NET ASSETS
Beginning of period	37,722,794	593,998	2,792,265	787,243	3,277,461
End of period	$32,975,230	$216,391	$649,061	$782,358	$2,871,668

Beginning units	4,522,486	49,174	316,094	65,632	225,924
Units issued	341,438	22,583	356,163	72,849	230,265
Units redeemed	(1,051,572)	(55,880)	(602,770)	(78,525)	(269,773)
Ending units	3,812,352	15,877	69,487	59,956	186,416
The accompanying notes are an integral part of these financial statements.
A46

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2023

	SUBACCOUNTS
	PSF PGIM Government Money Market Portfolio (Class III)	Invesco V.I. Discovery Mid Cap Growth Fund (Series I)	AST Global Bond Portfolio	AST Bond Portfolio 2032	AST Bond Portfolio 2033
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023

OPERATIONS
Net investment income (loss)	$1,061,277	$(108,473)	$(977,291)	$(832,585)	$(7,241)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	—	(405,606)	(2,255,404)	(4,105,250)	34,668
Net change in unrealized appreciation (depreciation) on investments	—	1,438,758	6,541,738	6,921,736	22,152
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	1,061,277	924,679	3,309,043	1,983,901	49,579

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	4,467,023	13,716	464,599	—	—
Annuity payments	—	(30,006)	(196,772)	(68,026)	—
Surrenders, withdrawals and death benefits	(27,459,986)	(831,770)	(6,653,273)	(15,819,359)	(110,086)
Net transfers between other subaccounts
or fixed rate option	22,443,805	(538,007)	10,594,348	(1,194,751)	(201,145)
Miscellaneous transactions	(5,975)	1,081	(928)	(898)	—
Other charges	(159)	(11,297)	(306,226)	(22,934)	(115)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(555,292)	(1,396,283)	3,901,748	(17,105,968)	(311,346)

TOTAL INCREASE (DECREASE) IN NET ASSETS	505,985	(471,604)	7,210,791	(15,122,067)	(261,767)

NET ASSETS
Beginning of period	24,206,259	8,854,179	71,093,655	65,726,401	505,263
End of period	$24,712,244	$8,382,575	$78,304,446	$50,604,334	$243,496

Beginning units	2,390,442	764,465	8,383,100	8,949,148	64,613
Units issued	2,684,116	19,502	2,795,501	285,052	189,758
Units redeemed	(2,741,896)	(135,915)	(2,378,763)	(2,584,891)	(224,027)
Ending units	2,332,662	648,052	8,799,838	6,649,309	30,344

The accompanying notes are an integral part of these financial statements.
A47

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2023

SUBACCOUNT
AST Bond Portfolio 2034
1/3/2023*
to
12/31/2023

OPERATIONS
Net investment income (loss)	$(116)
Capital gains distributions received	—
Net realized gain (loss) on shares redeemed	5,338
Net change in unrealized appreciation (depreciation) on investments	388
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	5,610

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—
Annuity payments	—
Surrenders, withdrawals and death benefits	(448)
Net transfers between other subaccounts
or fixed rate option	22,706
Miscellaneous transactions	—
Other charges	—
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	22,258

TOTAL INCREASE (DECREASE) IN NET ASSETS	27,868

NET ASSETS
Beginning of period	—
End of period	$27,868

Beginning units	—
Units issued	14,919
Units redeemed	(12,197)
Ending units	2,722

*Date subaccount became available for investment.
The accompanying notes are an integral part of these financial statements.
A48

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2022

	SUBACCOUNTS
	AST Large-Cap Growth Portfolio	AST Government Money Market Portfolio	AST Cohen & Steers Realty Portfolio	AST J.P. Morgan Tactical Preservation Portfolio	AST High Yield Portfolio
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

OPERATIONS
Net investment income (loss)	$(12,354,878)	$291,246	$(1,155,869)	$(10,195,231)	$(1,248,130)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	125,707,918	—	12,340,215	75,756,850	6,467,357
Net change in unrealized appreciation (depreciation) on investments	(379,278,671)	—	(43,679,309)	(246,592,362)	(20,871,104)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(265,925,631)	291,246	(32,494,963)	(181,030,743)	(15,651,877)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,431,686	8,318,183	210,226	583,406	484,523
Annuity payments	(1,724,642)	(3,836,467)	(84,894)	(706,987)	(306,480)
Surrenders, withdrawals and death benefits	(66,590,167)	(540,440,908)	(6,611,522)	(64,245,239)	(7,072,443)
Net transfers between other subaccounts
or fixed rate option	833,488,149	597,527,784	(18,717,504)	(266,943,015)	(22,530,483)
Miscellaneous transactions	(104,501)	(271)	(1,882)	5,663	(528)
Other charges	(4,770,286)	(1,038,119)	(593,252)	(7,117,565)	(516,288)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	761,730,239	60,530,202	(25,798,828)	(338,423,737)	(29,941,699)

TOTAL INCREASE (DECREASE) IN NET ASSETS	495,804,608	60,821,448	(58,293,791)	(519,454,480)	(45,593,576)

NET ASSETS
Beginning of period	666,218,816	453,952,864	132,648,170	1,142,546,809	138,420,896
End of period	$1,162,023,424	$514,774,312	$74,354,379	$623,092,329	$92,827,320

Beginning units	8,932,813	39,976,082	1,818,670	40,802,376	4,603,935
Units issued	20,811,152	41,496,600	384,394	8,765,396	1,549,200
Units redeemed	(5,872,542)	(36,089,417)	(831,063)	(22,883,949)	(2,662,373)
Ending units	23,871,423	45,383,265	1,372,001	26,683,823	3,490,762
The accompanying notes are an integral part of these financial statements.
A49

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2022

	SUBACCOUNTS
	AST Small-Cap Value Portfolio	AST Mid-Cap Growth Portfolio	AST Large-Cap Value Portfolio	AST Mid-Cap Value Portfolio	AST Small-Cap Growth Portfolio
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

OPERATIONS
Net investment income (loss)	$(3,063,900)	$(4,121,275)	$(10,998,859)	$(3,691,272)	$(2,159,170)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	25,551,701	48,001,433	107,650,346	35,923,833	21,359,399
Net change in unrealized appreciation (depreciation) on investments	(57,573,585)	(195,917,438)	(137,160,965)	(64,671,057)	(83,021,543)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(35,085,784)	(152,037,280)	(40,509,478)	(32,438,496)	(63,821,314)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	415,238	951,054	1,798,623	509,713	358,195
Annuity payments	(735,604)	(646,496)	(1,925,010)	(836,593)	(280,969)
Surrenders, withdrawals and death benefits	(17,017,524)	(23,904,263)	(59,617,848)	(21,621,135)	(12,171,080)
Net transfers between other subaccounts
or fixed rate option	95,327,951	(25,857,316)	619,066,973	(53,622,965)	129,938,651
Miscellaneous transactions	(13,467)	25,526	(158,678)	3,859	8,718
Other charges	(1,001,470)	(1,847,828)	(3,538,175)	(1,417,522)	(1,025,217)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	76,975,124	(51,279,323)	555,625,885	(76,984,643)	116,828,298

TOTAL INCREASE (DECREASE) IN NET ASSETS	41,889,340	(203,316,603)	515,116,407	(109,423,139)	53,006,984

NET ASSETS
Beginning of period	210,260,629	480,305,877	261,524,847	362,532,301	181,217,883
End of period	$252,149,969	$276,989,274	$776,641,254	$253,109,162	$234,224,867

Beginning units	4,077,921	19,045,889	6,928,277	5,385,518	2,861,959
Units issued	3,327,011	2,819,963	22,386,057	695,553	4,030,333
Units redeemed	(1,886,300)	(5,473,108)	(8,845,021)	(2,072,901)	(1,806,219)
Ending units	5,518,632	16,392,744	20,469,313	4,008,170	5,086,073
The accompanying notes are an integral part of these financial statements.
A50

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2022

	SUBACCOUNTS
	AST T. Rowe Price Natural Resources Portfolio	AST T. Rowe Price Asset Allocation Portfolio	AST International Value Portfolio	AST MFS Global Equity Portfolio	AST J.P. Morgan International Equity Portfolio
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

OPERATIONS
Net investment income (loss)	$(1,086,749)	$(32,469,151)	$(1,183,222)	$(1,752,821)	$(1,426,741)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	33,047,086	321,596,874	4,319,297	18,633,767	8,854,583
Net change in unrealized appreciation (depreciation) on investments	(29,186,255)	(848,007,232)	(15,613,448)	(54,843,228)	(43,227,476)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	2,774,082	(558,879,509)	(12,477,373)	(37,962,282)	(35,799,634)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	218,497	3,873,602	57,837	374,005	574,615
Annuity payments	(55,987)	(2,156,670)	(182,622)	(173,822)	(274,905)
Surrenders, withdrawals and death benefits	(6,088,578)	(202,638,329)	(6,082,907)	(11,235,531)	(8,785,006)
Net transfers between other subaccounts
or fixed rate option	(39,814,090)	(388,846,520)	(11,312,421)	(28,665,635)	(17,767,025)
Miscellaneous transactions	19,003	(2,702)	1,719	4,224	(484)
Other charges	(831,389)	(19,682,820)	(449,948)	(1,135,338)	(797,029)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(46,552,544)	(609,453,439)	(17,968,342)	(40,832,097)	(27,049,834)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(43,778,462)	(1,168,332,948)	(30,445,715)	(78,794,379)	(62,849,468)

NET ASSETS
Beginning of period	121,127,280	3,269,882,890	103,997,892	200,724,646	160,941,896
End of period	$77,348,818	$2,101,549,942	$73,552,177	$121,930,267	$98,092,428

Beginning units	2,928,417	83,497,460	5,218,638	4,396,281	4,636,783
Units issued	1,068,644	10,751,828	773,019	711,608	1,331,985
Units redeemed	(2,333,969)	(30,008,938)	(1,769,435)	(1,826,692)	(2,476,176)
Ending units	1,663,092	64,240,350	4,222,222	3,281,197	3,492,592
The accompanying notes are an integral part of these financial statements.
A51

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2022

	SUBACCOUNTS
	AST International Equity Portfolio	AST Wellington Management Hedged Equity Portfolio	AST Capital Growth Asset Allocation Portfolio	AST Academic Strategies Asset Allocation Portfolio	AST Balanced Asset Allocation Portfolio
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

OPERATIONS
Net investment income (loss)	$(3,422,005)	$(2,940,865)	$(47,622,359)	$(15,360,896)	$(24,832,885)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	24,567,696	28,145,034	425,163,791	129,403,219	239,416,709
Net change in unrealized appreciation (depreciation) on investments	(121,260,261)	(52,035,722)	(1,143,852,054)	(317,611,271)	(625,351,503)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(100,114,570)	(26,831,553)	(766,310,622)	(203,568,948)	(410,767,679)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	711,882	267,400	4,727,603	876,493	5,313,231
Annuity payments	(849,738)	(587,590)	(2,266,367)	(1,151,431)	(2,203,371)
Surrenders, withdrawals and death benefits	(18,154,195)	(18,884,269)	(270,126,016)	(93,012,965)	(159,528,190)
Net transfers between other subaccounts
or fixed rate option	(4,503,204)	(33,375,681)	(311,359,817)	(329,168,280)	209,764,487
Miscellaneous transactions	4,762	(392)	98,071	46,560	50,351
Other charges	(791,389)	(1,695,612)	(22,045,982)	(7,178,246)	(14,474,639)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(23,581,882)	(54,276,144)	(600,972,508)	(429,587,869)	38,921,869

TOTAL INCREASE (DECREASE) IN NET ASSETS	(123,696,452)	(81,107,697)	(1,367,283,130)	(633,156,817)	(371,845,810)

NET ASSETS
Beginning of period	335,133,276	287,381,639	4,367,170,808	1,488,908,707	2,349,635,445
End of period	$211,436,824	$206,273,942	$2,999,887,678	$855,751,890	$1,977,789,635

Beginning units	7,975,559	14,489,026	167,294,445	87,953,773	98,657,466
Units issued	1,484,909	3,501,666	10,546,319	17,003,670	25,768,234
Units redeemed	(2,281,946)	(6,488,297)	(37,634,911)	(45,175,946)	(24,398,414)
Ending units	7,178,522	11,502,395	140,205,853	59,781,497	100,027,286
The accompanying notes are an integral part of these financial statements.
A52

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2022

	SUBACCOUNTS
	AST Preservation Asset Allocation Portfolio	AST J.P. Morgan Global Thematic Portfolio	AST Core Fixed Income Portfolio	Davis Value Portfolio	Columbia Variable Portfolio - Small Company Growth Fund (Class 1)
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

OPERATIONS
Net investment income (loss)	$(14,651,173)	$(5,170,147)	$(17,940,282)	$(1,916)	$(3,765)
Capital gains distributions received	—	—	—	173,732	150,719
Net realized gain (loss) on shares redeemed	176,357,603	39,749,553	(43,995,075)	(63,858)	(19,968)
Net change in unrealized appreciation (depreciation) on investments	(388,596,915)	(135,463,323)	(206,195,761)	(325,370)	(324,985)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(226,890,485)	(100,883,917)	(268,131,118)	(217,412)	(197,999)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	4,131,971	85,752	2,952,012	4,166	216
Annuity payments	(1,128,342)	(756,719)	(2,450,075)	—	—
Surrenders, withdrawals and death benefits	(101,572,614)	(26,902,350)	(109,140,385)	(50,342)	(40,566)
Net transfers between other subaccounts
or fixed rate option	(247,378,568)	(79,289,648)	999,454,249	(73,663)	—
Miscellaneous transactions	20,919	19,021	(133,995)	(467)	(10)
Other charges	(6,970,375)	(4,315,659)	(10,186,946)	(2,471)	(243)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(352,897,009)	(111,159,603)	880,494,860	(122,777)	(40,603)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(579,787,494)	(212,043,520)	612,363,742	(340,189)	(238,602)

NET ASSETS
Beginning of period	1,424,281,078	567,183,712	648,117,887	1,048,089	551,897
End of period	$844,493,584	$355,140,192	$1,260,481,629	$707,900	$313,295

Beginning units	72,797,117	27,020,038	42,948,812	34,881	6,411
Units issued	12,692,344	4,420,112	117,318,960	369	1
Units redeemed	(33,431,766)	(10,829,772)	(58,879,271)	(5,335)	(689)
Ending units	52,057,695	20,610,378	101,388,501	29,915	5,723
The accompanying notes are an integral part of these financial statements.
A53

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2022

	SUBACCOUNTS
	PSF International Growth Portfolio (Class I)	ProFund VP Asia 30	ProFund VP Banks	ProFund VP Bear	ProFund VP Biotechnology
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

OPERATIONS
Net investment income (loss)	$(37,094)	$(34,758)	$(15,863)	$(20,499)	$(68,201)
Capital gains distributions received	—	485,692	—	—	1,016,609
Net realized gain (loss) on shares redeemed	120,904	(2,024,130)	(1,232,152)	52,673	(33,511)
Net change in unrealized appreciation (depreciation) on investments	(1,297,987)	216,382	51,320	57,391	(1,598,070)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(1,214,177)	(1,356,814)	(1,196,695)	89,565	(683,173)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	15,636	12,385	57,071	17,734	12,395
Annuity payments	(868)	(62,659)	(37,647)	(467)	(14,849)
Surrenders, withdrawals and death benefits	(223,996)	(466,632)	(294,127)	(56,354)	(628,220)
Net transfers between other subaccounts
or fixed rate option	(120,045)	355,150	(470,817)	453,404	(264,386)
Miscellaneous transactions	161	4,616	665	(879)	(198)
Other charges	(3,441)	(7,552)	(1,140)	(2,184)	(2,865)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(332,553)	(164,692)	(745,995)	411,254	(898,123)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,546,730)	(1,521,506)	(1,942,690)	500,819	(1,581,296)

NET ASSETS
Beginning of period	4,148,084	5,588,703	4,479,383	1,182,955	7,371,057
End of period	$2,601,354	$4,067,197	$2,536,693	$1,683,774	$5,789,761

Beginning units	138,572	196,336	363,404	1,506,098	171,662
Units issued	13,248	119,985	859,601	19,725,735	36,419
Units redeemed	(28,038)	(122,811)	(972,212)	(19,250,920)	(59,373)
Ending units	123,782	193,510	250,793	1,980,913	148,708
The accompanying notes are an integral part of these financial statements.
A54

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2022

	SUBACCOUNTS
	ProFund VP Materials	ProFund VP UltraBull	ProFund VP Bull	ProFund VP Consumer Discretionary	ProFund VP Consumer Staples
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

OPERATIONS
Net investment income (loss)	$(48,548)	$(93,857)	$(210,094)	$(91,396)	$(111,548)
Capital gains distributions received	46,587	1,839,861	1,746,578	62,326	305,714
Net realized gain (loss) on shares redeemed	265,088	(5,529,378)	(5,001,630)	(1,288,387)	1,052,676
Net change in unrealized appreciation (depreciation) on investments	(998,259)	(571,007)	(681,581)	(1,479,763)	(3,837,691)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(735,132)	(4,354,381)	(4,146,727)	(2,797,220)	(2,590,849)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	13,539	13,058	27,826	13,108	5,490
Annuity payments	(59)	(2,461)	(72,699)	(7,276)	(2,263)
Surrenders, withdrawals and death benefits	(495,020)	(566,102)	(2,378,141)	(449,830)	(545,410)
Net transfers between other subaccounts
or fixed rate option	560,358	(779,797)	2,467,905	(2,838,212)	(2,621,519)
Miscellaneous transactions	(1,755)	21,628	5,304	315	1,289
Other charges	(4,531)	(2,777)	(16,841)	(44,242)	(51,287)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	72,532	(1,316,451)	33,354	(3,326,137)	(3,213,700)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(662,600)	(5,670,832)	(4,113,373)	(6,123,357)	(5,804,549)

NET ASSETS
Beginning of period	5,246,708	11,514,608	18,549,791	10,419,328	12,043,695
End of period	$4,584,108	$5,843,776	$14,436,418	$4,295,971	$6,239,146

Beginning units	168,680	203,513	519,835	272,101	324,745
Units issued	143,570	487,055	3,039,536	88,587	142,821
Units redeemed	(146,601)	(517,313)	(3,043,135)	(194,312)	(241,966)
Ending units	165,649	173,255	516,236	166,376	225,600
The accompanying notes are an integral part of these financial statements.
A55

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2022

	SUBACCOUNTS
	ProFund VP Energy	ProFund VP Europe 30	ProFund VP Financials	ProFund VP U.S. Government Plus	ProFund VP Health Care
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

OPERATIONS
Net investment income (loss)	$4,095	$(8,794)	$(152,081)	$(49,012)	$(323,512)
Capital gains distributions received	—	184,759	132,674	—	1,332,676
Net realized gain (loss) on shares redeemed	4,187,573	450,766	955,497	(2,069,741)	815,986
Net change in unrealized appreciation (depreciation) on investments	531,846	(1,233,770)	(3,324,493)	(44,129)	(4,418,901)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	4,723,514	(607,039)	(2,388,403)	(2,162,882)	(2,593,751)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	20,372	4,754	21,807	8,858	9,816
Annuity payments	(22,395)	(48,872)	(59,697)	(24,334)	(24,743)
Surrenders, withdrawals and death benefits	(2,319,091)	(460,006)	(905,684)	(448,280)	(1,456,349)
Net transfers between other subaccounts
or fixed rate option	2,472,859	(1,236,206)	(1,776,903)	(63,278)	(3,741,037)
Miscellaneous transactions	11,555	(204)	(416)	682	(425)
Other charges	(11,652)	(14,847)	(64,671)	(6,751)	(147,844)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	151,648	(1,755,381)	(2,785,564)	(533,103)	(5,360,582)

TOTAL INCREASE (DECREASE) IN NET ASSETS	4,875,162	(2,362,420)	(5,173,967)	(2,695,985)	(7,954,333)

NET ASSETS
Beginning of period	8,803,416	7,199,959	14,050,627	5,392,787	29,953,598
End of period	$13,678,578	$4,837,539	$8,876,660	$2,696,802	$21,999,265

Beginning units	520,551	495,051	740,582	220,866	784,783
Units issued	720,168	170,793	292,410	630,809	266,492
Units redeemed	(718,768)	(303,033)	(464,103)	(661,745)	(431,251)
Ending units	521,951	362,811	568,889	189,930	620,024

The accompanying notes are an integral part of these financial statements.
A56

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2022

	SUBACCOUNTS
	ProFund Access VP High Yield Fund	ProFund VP Industrials	ProFund VP Internet	ProFund VP Japan	ProFund VP Precious Metals
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

OPERATIONS
Net investment income (loss)	$46,758	$(97,248)	$(57,393)	$(46,021)	$(126,338)
Capital gains distributions received	—	106,035	1,765,656	173,242	—
Net realized gain (loss) on shares redeemed	(102,116)	(74,892)	(1,241,636)	(312,636)	(1,555,556)
Net change in unrealized appreciation (depreciation) on investments	(237,571)	(1,661,819)	(3,986,926)	(256,070)	382,416
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(292,929)	(1,727,924)	(3,520,299)	(441,485)	(1,299,478)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	3,657	3,462	6,223	2,660	29,444
Annuity payments	(11,374)	(321)	(59,435)	(35,691)	(18,792)
Surrenders, withdrawals and death benefits	(390,959)	(509,830)	(413,169)	(237,224)	(880,688)
Net transfers between other subaccounts
or fixed rate option	(540,458)	(1,913,833)	(739,954)	(535,263)	(310,302)
Miscellaneous transactions	(598)	(3,967)	(2,619)	82	1,168
Other charges	(1,330)	(34,324)	(1,649)	(7,043)	(11,958)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(941,062)	(2,458,813)	(1,210,603)	(812,479)	(1,191,128)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,233,991)	(4,186,737)	(4,730,902)	(1,253,964)	(2,490,606)

NET ASSETS
Beginning of period	3,463,290	10,209,527	8,382,369	4,162,030	12,797,143
End of period	$2,229,299	$6,022,790	$3,651,467	$2,908,066	$10,306,537

Beginning units	157,807	271,333	61,575	250,787	1,226,848
Units issued	28,396	209,943	13,513	87,263	2,672,861
Units redeemed	(75,266)	(291,267)	(24,726)	(139,968)	(2,784,731)
Ending units	110,937	190,009	50,362	198,082	1,114,978
The accompanying notes are an integral part of these financial statements.
A57

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2022

	SUBACCOUNTS
	ProFund VP Mid-Cap Growth	ProFund VP Mid-Cap Value	ProFund VP Pharmaceuticals	ProFund VP Real Estate	ProFund VP Rising Rates Opportunity
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

OPERATIONS
Net investment income (loss)	$(169,177)	$(128,133)	$(24,412)	$(34,102)	$(56,438)
Capital gains distributions received	2,473,567	1,487,347	137,229	382,274	—
Net realized gain (loss) on shares redeemed	(2,778,046)	(707,992)	166,537	242,571	1,278,051
Net change in unrealized appreciation (depreciation) on investments	(3,226,601)	(1,981,440)	(500,372)	(2,713,002)	218,046
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(3,700,257)	(1,330,218)	(221,018)	(2,122,259)	1,439,659

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	6,569	17,419	5,082	9,654	7,798
Annuity payments	(13,784)	(34,202)	(21,435)	(20,262)	(7,848)
Surrenders, withdrawals and death benefits	(829,229)	(935,490)	(279,909)	(502,565)	(363,156)
Net transfers between other subaccounts
or fixed rate option	(3,298,418)	(922,794)	(32,724)	(816,245)	1,397,938
Miscellaneous transactions	(2,951)	(5,241)	(161)	8	(5,328)
Other charges	(60,066)	(41,962)	(2,184)	(24,435)	(5,157)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(4,197,879)	(1,922,270)	(331,331)	(1,353,845)	1,024,247

TOTAL INCREASE (DECREASE) IN NET ASSETS	(7,898,136)	(3,252,488)	(552,349)	(3,476,104)	2,463,906

NET ASSETS
Beginning of period	18,327,125	13,477,520	2,571,439	7,641,193	1,874,814
End of period	$10,428,989	$10,225,032	$2,019,090	$4,165,089	$4,338,720

Beginning units	469,768	386,928	120,467	194,606	2,141,079
Units issued	205,693	239,602	84,841	119,482	12,655,655
Units redeemed	(331,624)	(298,828)	(103,267)	(168,433)	(11,642,337)
Ending units	343,837	327,702	102,041	145,655	3,154,397

The accompanying notes are an integral part of these financial statements.
A58

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2022

	SUBACCOUNTS
	ProFund VP NASDAQ-100	ProFund VP Semiconductor	ProFund VP Small-Cap Growth	ProFund VP Short Mid-Cap	ProFund VP Short NASDAQ-100
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

OPERATIONS
Net investment income (loss)	$(278,487)	$(48,733)	$(155,125)	$(2,203)	$(21,445)
Capital gains distributions received	4,139,945	279,587	1,660,856	—	—
Net realized gain (loss) on shares redeemed	(11,067,612)	(1,407,349)	(1,818,232)	(10,940)	104,423
Net change in unrealized appreciation (depreciation) on investments	(2,026,386)	(1,270,938)	(3,353,703)	1,803	88,769
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(9,232,540)	(2,447,433)	(3,666,204)	(11,340)	171,747

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	132,248	14,878	16,562	29	1,583
Annuity payments	(151,123)	(493)	(2,045)	(131)	(74)
Surrenders, withdrawals and death benefits	(1,603,429)	(453,413)	(685,182)	(4,057)	(35,985)
Net transfers between other subaccounts
or fixed rate option	(7,906,567)	(1,327,312)	(3,373,020)	67,629	1,446,592
Miscellaneous transactions	(3,634)	(2,429)	2,451	(969)	(1,729)
Other charges	(20,699)	(1,513)	(50,203)	(107)	(2,849)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(9,553,204)	(1,770,282)	(4,091,437)	62,394	1,407,538

TOTAL INCREASE (DECREASE) IN NET ASSETS	(18,785,744)	(4,217,715)	(7,757,641)	51,054	1,579,285

NET ASSETS
Beginning of period	34,898,797	7,131,570	16,536,310	42,145	544,760
End of period	$16,113,053	$2,913,855	$8,778,669	$93,199	$2,124,045

Beginning units	731,362	146,905	369,507	61,202	2,598,183
Units issued	1,470,691	378,163	147,343	3,009,299	52,118,323
Units redeemed	(1,678,005)	(423,720)	(261,217)	(2,939,265)	(46,928,528)
Ending units	524,048	101,348	255,633	131,236	7,787,978

The accompanying notes are an integral part of these financial statements.
A59

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2022

	SUBACCOUNTS
	ProFund VP Short Small-Cap	ProFund VP Small-Cap Value	ProFund VP Technology	ProFund VP Communication Services	ProFund VP UltraMid-Cap
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

OPERATIONS
Net investment income (loss)	$(6,162)	$(120,393)	$(96,705)	$12,423	$(79,637)
Capital gains distributions received	—	1,510,630	1,375,444	—	2,589,896
Net realized gain (loss) on shares redeemed	13,388	(1,146,631)	(4,934,041)	54,900	(1,728,997)
Net change in unrealized appreciation (depreciation) on investments	10,645	(1,815,825)	(682,095)	(842,417)	(3,926,408)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	17,871	(1,572,219)	(4,337,397)	(775,094)	(3,145,146)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	308	26,096	16,955	826	7,891
Annuity payments	(338)	(41,062)	(94,747)	(23,667)	—
Surrenders, withdrawals and death benefits	(6,707)	(721,387)	(2,706,022)	(176,135)	(972,525)
Net transfers between other subaccounts
or fixed rate option	127,515	(1,927,565)	(312,951)	(855,347)	(525,989)
Miscellaneous transactions	48	(2,838)	(1,424)	1,577	(9,460)
Other charges	(211)	(37,607)	(2,802)	(17,952)	(5,142)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	120,615	(2,704,363)	(3,100,991)	(1,070,698)	(1,505,225)

TOTAL INCREASE (DECREASE) IN NET ASSETS	138,486	(4,276,582)	(7,438,388)	(1,845,792)	(4,650,371)

NET ASSETS
Beginning of period	207,574	11,758,711	13,299,320	3,769,532	10,092,707
End of period	$346,060	$7,482,129	$5,860,932	$1,923,740	$5,442,336

Beginning units	345,067	380,857	346,697	307,206	142,054
Units issued	6,888,078	173,718	1,107,174	245,993	54,648
Units redeemed	(6,740,507)	(273,811)	(1,213,822)	(346,361)	(82,116)
Ending units	492,638	280,764	240,049	206,838	114,586

The accompanying notes are an integral part of these financial statements.
A60

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2022

	SUBACCOUNTS
	ProFund VP UltraNASDAQ-100	ProFund VP UltraSmall-Cap	ProFund VP Utilities	ProFund VP Large-Cap Growth	ProFund VP Large-Cap Value
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

OPERATIONS
Net investment income (loss)	$(451,314)	$(57,545)	$(60,940)	$(191,366)	$(91,680)
Capital gains distributions received	24,117,528	939,284	184,933	2,728,228	134,630
Net realized gain (loss) on shares redeemed	(47,389,417)	(3,992,751)	(249,550)	(2,127,532)	1,110,881
Net change in unrealized appreciation (depreciation) on investments	(23,203,088)	(71,349)	(345,566)	(6,416,082)	(2,108,663)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(46,926,291)	(3,182,361)	(471,123)	(6,006,752)	(954,832)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	61,012	5,605	20,223	24,416	14,186
Annuity payments	(125,482)	(71,140)	(7,653)	(98,299)	(315)
Surrenders, withdrawals and death benefits	(2,302,589)	(472,532)	(1,712,421)	(591,524)	(664,459)
Net transfers between other subaccounts
or fixed rate option	(19,788,367)	(417,667)	2,537,362	(3,286,640)	1,338,641
Miscellaneous transactions	(269,227)	(9,094)	7,726	(124)	488
Other charges	(13,758)	(1,889)	(79,972)	(49,411)	(41,002)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(22,438,411)	(966,717)	765,265	(4,001,582)	647,539

TOTAL INCREASE (DECREASE) IN NET ASSETS	(69,364,702)	(4,149,078)	294,142	(10,008,334)	(307,293)

NET ASSETS
Beginning of period	89,893,386	7,315,804	15,807,659	21,195,420	10,423,993
End of period	$20,528,684	$3,166,726	$16,101,801	$11,187,086	$10,116,700

Beginning units	2,194,760	185,796	544,921	455,336	438,078
Units issued	881,992	398,727	396,740	231,840	554,396
Units redeemed	(1,744,380)	(441,032)	(384,099)	(336,668)	(527,155)
Ending units	1,332,372	143,491	557,562	350,508	465,319
The accompanying notes are an integral part of these financial statements.
A61

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2022

	SUBACCOUNTS
	Rydex VT Nova Fund	Rydex VT NASDAQ-100® Fund	Rydex VT Inverse S&P 500® Strategy Fund	Invesco V.I. Health Care Fund (Series I)	Invesco V.I. Technology Fund (Series I)
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

OPERATIONS
Net investment income (loss)	$(12,944)	$(124,051)	$(200)	$(254,303)	$(233,502)
Capital gains distributions received	152,891	304,729	—	2,669,821	6,493,431
Net realized gain (loss) on shares redeemed	138,189	784,535	(9,438)	189,492	986,280
Net change in unrealized appreciation (depreciation) on investments	(814,311)	(5,080,054)	11,654	(6,294,845)	(17,609,597)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(536,175)	(4,114,841)	2,016	(3,689,835)	(10,363,388)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	2,937	21,597	8	46,130	133,113
Annuity payments	—	(6,994)	(264)	(32,599)	(183,704)
Surrenders, withdrawals and death benefits	(56,408)	(616,042)	(97)	(1,920,926)	(1,256,393)
Net transfers between other subaccounts
or fixed rate option	(75,539)	(318,040)	172	(485,301)	(784,344)
Miscellaneous transactions	131	1,212	—	(650)	(1,504)
Other charges	(710)	(10,004)	(10)	(18,517)	(16,226)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(129,589)	(928,271)	(191)	(2,411,863)	(2,109,058)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(665,764)	(5,043,112)	1,825	(6,101,698)	(12,472,446)

NET ASSETS
Beginning of period	1,755,841	12,095,871	12,620	25,409,063	26,487,328
End of period	$1,090,077	$7,052,759	$14,445	$19,307,365	$14,014,882

Beginning units	53,204	270,655	14,333	543,098	1,010,497
Units issued	670	555	1,864	32,303	46,671
Units redeemed	(5,837)	(28,275)	(1,928)	(95,423)	(145,281)
Ending units	48,037	242,935	14,269	479,978	911,887
The accompanying notes are an integral part of these financial statements.
A62

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2022

	SUBACCOUNTS
	Allspring VT Index Asset Allocation Fund (Class 2)	Allspring VT International Equity Fund (Class 2)	Allspring VT Small Cap Growth Fund (Class 2)	AST Prudential Growth Allocation Portfolio	AST Advanced Strategies Portfolio
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

OPERATIONS
Net investment income (loss)	$(116,493)	$3,982	$(16,946)	$(35,491,487)	$(16,106,675)
Capital gains distributions received	1,697,287	—	199,327	—	—
Net realized gain (loss) on shares redeemed	1,066,060	(23,850)	3,745	334,293,268	175,645,256
Net change in unrealized appreciation (depreciation) on investments	(5,825,614)	(7,721)	(793,393)	(1,047,134,495)	(422,613,838)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(3,178,760)	(27,589)	(607,267)	(748,332,714)	(263,075,257)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	15,021	2,504	2,377	1,689,332	1,358,359
Annuity payments	(26,994)	(13)	—	(1,612,049)	(1,186,169)
Surrenders, withdrawals and death benefits	(1,123,059)	(11,043)	(53,414)	(204,268,209)	(97,766,368)
Net transfers between other subaccounts
or fixed rate option	(669,366)	(337)	(90,881)	(793,170,687)	(153,339,494)
Miscellaneous transactions	813	—	—	87,399	28,049
Other charges	(4,188)	(38)	(508)	(26,766,734)	(8,477,537)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(1,807,773)	(8,927)	(142,426)	(1,024,040,948)	(259,383,160)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(4,986,533)	(36,516)	(749,693)	(1,772,373,662)	(522,458,417)

NET ASSETS
Beginning of period	18,374,220	210,454	1,776,517	3,982,815,609	1,530,769,029
End of period	$13,387,687	$173,938	$1,026,824	$2,210,441,947	$1,008,310,612

Beginning units	268,004	18,649	34,703	193,478,759	61,572,515
Units issued	156	460	291	43,074,496	6,215,041
Units redeemed	(29,485)	(1,538)	(3,948)	(103,067,877)	(18,418,999)
Ending units	238,675	17,571	31,046	133,485,378	49,368,557
The accompanying notes are an integral part of these financial statements.
A63

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2022

	SUBACCOUNTS
	AST Investment Grade Bond Portfolio	AST Cohen & Steers Global Realty Portfolio	AST Emerging Markets Equity Portfolio	Allspring VT Discovery All Cap Growth Fund (Class 2)	Allspring VT Discovery All Cap Growth Fund (Class 1)
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

OPERATIONS
Net investment income (loss)	$(28,856,720)	$(225,870)	$(851,581)	$(23,572)	$(170,360)
Capital gains distributions received	—	—	—	384,040	2,977,794
Net realized gain (loss) on shares redeemed	(167,387,652)	3,484,019	9,630,716	19,237	(56,764)
Net change in unrealized appreciation (depreciation) on investments	31,256,077	(10,455,451)	(31,717,787)	(1,275,181)	(10,153,557)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(164,988,295)	(7,197,302)	(22,938,652)	(895,476)	(7,402,887)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	90,655	12,853	3,090	19,881
Annuity payments	(1,738,781)	(1,205)	(32,158)	—	(22,868)
Surrenders, withdrawals and death benefits	(186,336,584)	(1,433,114)	(4,577,269)	(177,555)	(1,219,955)
Net transfers between other subaccounts
or fixed rate option	3,238,050,387	(6,337,023)	(27,707,427)	10,167	(1,541,746)
Miscellaneous transactions	(1,531)	(705)	(123)	861	20,045
Other charges	(31,168,114)	(203,072)	(775,425)	(784)	(13,628)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	3,018,805,377	(7,884,464)	(33,079,549)	(164,221)	(2,758,271)

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,853,817,082	(15,081,766)	(56,018,201)	(1,059,697)	(10,161,158)

NET ASSETS
Beginning of period	675,549,562	31,096,725	112,132,612	2,414,328	20,626,211
End of period	$3,529,366,644	$16,014,959	$56,114,411	$1,354,631	$10,465,053

Beginning units	34,563,117	1,483,208	10,304,271	45,056	363,703
Units issued	390,862,754	488,919	4,007,199	516	17,701
Units redeemed	(213,804,081)	(932,115)	(7,629,371)	(4,743)	(79,486)
Ending units	211,621,790	1,040,012	6,682,099	40,829	301,918
The accompanying notes are an integral part of these financial statements.
A64

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2022

	SUBACCOUNTS
	Allspring VT Small Cap Growth Fund (Class 1)	Allspring VT International Equity Fund (Class 1)	AST Bond Portfolio 2022	AST Quantitative Modeling Portfolio	AST BlackRock Global Strategies Portfolio
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

OPERATIONS
Net investment income (loss)	$(139,542)	$170,367	$(565,485)	$(495,441)	$(960,745)
Capital gains distributions received	1,749,989	—	—	—	—
Net realized gain (loss) on shares redeemed	(378,205)	(711,760)	(213,162)	3,071,303	5,658,302
Net change in unrealized appreciation (depreciation) on investments	(6,746,499)	(396,618)	(566,767)	(13,054,104)	(21,804,713)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(5,514,257)	(938,011)	(1,345,414)	(10,478,242)	(17,107,156)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	16,239	28,717	—	223,563	21,210
Annuity payments	(51,746)	(30,312)	(58,897)	—	(24,638)
Surrenders, withdrawals and death benefits	(915,365)	(561,892)	(3,231,864)	(7,632,568)	(6,041,057)
Net transfers between other subaccounts
or fixed rate option	(311,227)	(315,225)	(50,531,035)	(655,225)	(22,655,773)
Miscellaneous transactions	(43,545)	42,896	557	2,312	5,324
Other charges	(11,518)	(6,635)	(30,447)	(18,480)	(555,663)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(1,317,162)	(842,451)	(53,851,686)	(8,080,398)	(29,250,597)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(6,831,419)	(1,780,462)	(55,197,100)	(18,558,640)	(46,357,753)

NET ASSETS
Beginning of period	16,147,775	7,521,593	55,275,304	55,719,954	101,480,930
End of period	$9,316,356	$5,741,131	$78,204	$37,161,314	$55,123,177

Beginning units	344,384	352,383	4,589,641	2,578,929	6,381,407
Units issued	29,438	27,367	770,761	33,977	1,403,905
Units redeemed	(67,853)	(71,426)	(5,353,914)	(464,165)	(3,544,012)
Ending units	305,969	308,324	6,488	2,148,741	4,241,300
The accompanying notes are an integral part of these financial statements.
A65

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2022

	SUBACCOUNTS
	Invesco V.I. Diversified Dividend Fund (Series I)	Columbia Variable Portfolio - U.S. Government Mortgage Fund (Class 1)	Columbia Variable Portfolio - Large Cap Growth Fund (Class 1)	Allspring VT Opportunity Fund (Class 1)	Allspring VT Opportunity Fund (Class 2)
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

OPERATIONS
Net investment income (loss)	$80,218	$1,655	$(53,401)	$(31,332)	$(67,102)
Capital gains distributions received	1,826,522	—	—	440,600	911,365
Net realized gain (loss) on shares redeemed	306,826	(4,504)	442,733	13,189	209,571
Net change in unrealized appreciation (depreciation) on investments	(2,783,211)	(26,867)	(2,648,103)	(1,008,707)	(2,338,307)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(569,645)	(29,716)	(2,258,771)	(586,250)	(1,284,473)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	53,202	239	2,487	5,472	4,344
Annuity payments	(37,329)	(2,734)	(8,431)	—	(98,276)
Surrenders, withdrawals and death benefits	(1,520,852)	(46,993)	(398,980)	(50,345)	(286,415)
Net transfers between other subaccounts
or fixed rate option	1,052,975	(2,043)	(122,331)	(189,635)	(41,804)
Miscellaneous transactions	(686)	—	196	—	153
Other charges	(14,032)	(171)	(2,648)	(4,014)	(1,434)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(466,722)	(51,702)	(529,707)	(238,522)	(423,432)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,036,367)	(81,418)	(2,788,478)	(824,772)	(1,707,905)

NET ASSETS
Beginning of period	15,978,281	222,976	7,204,493	2,777,108	6,052,850
End of period	$14,941,914	$141,558	$4,416,015	$1,952,336	$4,344,945

Beginning units	646,951	19,104	158,505	72,343	161,799
Units issued	192,498	231	441	414	198
Units redeemed	(215,861)	(5,067)	(15,924)	(7,788)	(13,256)
Ending units	623,588	14,268	143,022	64,969	148,741
The accompanying notes are an integral part of these financial statements.
A66

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2022

	SUBACCOUNTS
	AST Bond Portfolio 2023	AST MFS Growth Allocation Portfolio	AST Western Asset Emerging Markets Debt Portfolio	AST Bond Portfolio 2024	AST ClearBridge Dividend Growth Portfolio
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

OPERATIONS
Net investment income (loss)	$(761,397)	$(2,014,774)	$(13,501)	$(55,680)	$(753,429)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	415,782	16,205,701	(84,799)	(197,825)	9,500,544
Net change in unrealized appreciation (depreciation) on investments	(1,162,978)	(50,037,697)	(298,641)	12,093	(15,681,258)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(1,508,593)	(35,846,770)	(396,941)	(241,412)	(6,934,143)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	933,974	200	—	21,364
Annuity payments	(86,739)	(101,650)	—	—	(44,140)
Surrenders, withdrawals and death benefits	(5,808,216)	(11,233,309)	(36,571)	(628,149)	(4,846,525)
Net transfers between other subaccounts
or fixed rate option	62,567,716	(20,731,379)	199,749	993,968	(4,336,170)
Miscellaneous transactions	(1,961)	(6,800)	(20)	(60)	114
Other charges	(19,532)	(860,220)	(79)	(1,876)	(520,374)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	56,651,268	(31,999,384)	163,279	363,883	(9,725,731)

TOTAL INCREASE (DECREASE) IN NET ASSETS	55,142,675	(67,846,154)	(233,662)	122,471	(16,659,874)

NET ASSETS
Beginning of period	14,596,709	191,470,155	2,277,084	3,660,338	72,764,869
End of period	$69,739,384	$123,624,001	$2,043,422	$3,782,809	$56,104,995

Beginning units	1,313,619	9,859,164	192,082	349,822	2,789,758
Units issued	6,955,757	1,731,696	129,558	540,887	1,113,359
Units redeemed	(1,322,405)	(3,731,161)	(115,720)	(504,113)	(1,552,733)
Ending units	6,946,971	7,859,699	205,920	386,596	2,350,384
The accompanying notes are an integral part of these financial statements.
A67

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2022

	SUBACCOUNTS
	Columbia Variable Portfolio - Government Money Market Fund (Class 1)	Columbia Variable Portfolio - Income Opportunities Fund (Class 1)	AST Large-Cap Core Portfolio	AST Bond Portfolio 2025	AST Bond Portfolio 2026
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

OPERATIONS
Net investment income (loss)	$5,396	$5,649	$(1,570,752)	$(65,797)	$(424,005)
Capital gains distributions received	—	4,646	—	—	—
Net realized gain (loss) on shares redeemed	—	(4,100)	(4,943,893)	(204,693)	(494,644)
Net change in unrealized appreciation (depreciation) on investments	—	(21,956)	(22,752,646)	(10,869)	(2,226,650)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	5,396	(15,761)	(29,267,291)	(281,359)	(3,145,299)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	2,020	71	1,050,842	—	—
Annuity payments	—	—	(149,277)	—	—
Surrenders, withdrawals and death benefits	(199,167)	(1,884)	(9,247,072)	(217,878)	(2,893,684)
Net transfers between other subaccounts
or fixed rate option	240,542	(5,921)	(21,809,434)	3,649,443	2,067,060
Miscellaneous transactions	(38)	41	(39,751)	—	(692)
Other charges	(2,092)	(44)	(749,664)	(1,201)	(15,369)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	41,265	(7,737)	(30,944,356)	3,430,364	(842,685)

TOTAL INCREASE (DECREASE) IN NET ASSETS	46,661	(23,498)	(60,211,647)	3,149,005	(3,987,984)

NET ASSETS
Beginning of period	2,829,857	147,209	170,350,121	1,139,213	25,560,293
End of period	$2,876,518	$123,711	$110,138,474	$4,288,218	$21,572,309

Beginning units	296,491	10,461	6,174,032	93,009	2,372,208
Units issued	24,648	6	1,048,729	597,523	588,735
Units redeemed	(20,323)	(599)	(2,365,488)	(302,616)	(673,008)
Ending units	300,816	9,868	4,857,273	387,916	2,287,935
The accompanying notes are an integral part of these financial statements.
A68

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2022

	SUBACCOUNTS
	AST Bond Portfolio 2027	NVIT Emerging Markets Fund (Class D)	AST Bond Portfolio 2028	AST Bond Portfolio 2029	AST Bond Portfolio 2030
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

OPERATIONS
Net investment income (loss)	$(850,781)	$(177,699)	$(1,376,754)	$(68,897)	$(647,581)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	(1,951,007)	274,073	(1,752,719)	(241,267)	(918,602)
Net change in unrealized appreciation (depreciation) on investments	(4,005,397)	(5,340,646)	(9,870,370)	(128,863)	(7,678,585)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(6,807,185)	(5,244,272)	(12,999,843)	(439,027)	(9,244,768)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	52,072	—	—	—
Annuity payments	—	(79,332)	(310,422)	—	—
Surrenders, withdrawals and death benefits	(5,107,472)	(1,257,881)	(10,339,121)	(227,715)	(5,489,480)
Net transfers between other subaccounts
or fixed rate option	16,626,947	(806,930)	34,611,734	5,333,682	3,516,400
Miscellaneous transactions	48	118	3,134	(167)	(169)
Other charges	(16,296)	(18,725)	(27,992)	(535)	(25,159)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	11,503,227	(2,110,678)	23,937,333	5,105,265	(1,998,408)

TOTAL INCREASE (DECREASE) IN NET ASSETS	4,696,042	(7,354,950)	10,937,490	4,666,238	(11,243,176)

NET ASSETS
Beginning of period	38,850,037	21,041,346	60,975,020	—	51,992,323
End of period	$43,546,079	$13,686,396	$71,912,510	$4,666,238	$40,749,147

Beginning units	3,610,221	1,550,335	5,445,055	—	4,328,385
Units issued	2,689,237	121,735	4,611,472	862,181	526,942
Units redeemed	(1,563,227)	(310,447)	(2,442,024)	(358,915)	(694,896)
Ending units	4,736,231	1,361,623	7,614,503	503,266	4,160,431

The accompanying notes are an integral part of these financial statements.
A69

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2022

	SUBACCOUNTS
	AST Bond Portfolio 2031	MFS® International Growth Portfolio (Service Class)	MFS® Total Return Bond Series (Service Class)	MFS® Total Return Series (Service Class)	MFS® Value Series (Service Class)
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/1/2022
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

OPERATIONS
Net investment income (loss)	$(692,690)	$(19,542)	$37,665	$(9,333)	$(22,700)
Capital gains distributions received	—	76,841	45,541	417,938	531,638
Net realized gain (loss) on shares redeemed	(1,066,151)	(520,413)	(1,039,808)	(1,458,125)	(997,637)
Net change in unrealized appreciation (depreciation) on investments	(7,969,284)	(94,763)	(38,796)	(94,899)	(750,301)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(9,728,125)	(557,877)	(995,398)	(1,144,419)	(1,239,000)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	92,676	474,827	739,226	414,124
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(7,382,922)	(1,869,963)	(5,494,136)	(8,230,218)	(10,112,609)
Net transfers between other subaccounts
or fixed rate option	19,453,176	(222,838)	1,904,405	(72,582)	1,677,862
Miscellaneous transactions	1,013	519	166	1,236	22,707
Other charges	(19,911)	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	12,051,356	(1,999,606)	(3,114,738)	(7,562,338)	(7,997,916)

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,323,231	(2,557,483)	(4,110,136)	(8,706,757)	(9,236,916)

NET ASSETS
Beginning of period	35,399,563	3,151,481	6,902,401	9,494,000	12,514,377
End of period	$37,722,794	$593,998	$2,792,265	$787,243	$3,277,461

Beginning units	3,392,311	218,499	661,442	704,017	799,316
Units issued	3,123,762	16,631	291,751	175,277	302,338
Units redeemed	(1,993,587)	(185,956)	(637,099)	(813,662)	(875,730)
Ending units	4,522,486	49,174	316,094	65,632	225,924
The accompanying notes are an integral part of these financial statements.
A70

FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2022

	SUBACCOUNTS
	PSF PGIM Government Money Market Portfolio (Class III)	Invesco V.I. Discovery Mid Cap Growth Fund (Series I)	AST Global Bond Portfolio	AST Bond Portfolio 2032	AST Bond Portfolio 2033
	1/1/2022	1/1/2022	1/1/2022	1/1/2022	1/3/2022*
	to	to	to	to	to
	12/31/2022	12/31/2022	12/31/2022	12/31/2022	12/31/2022

OPERATIONS
Net investment income (loss)	$462,383	$(139,807)	$(1,110,970)	$(1,033,761)	$(2,541)
Capital gains distributions received	—	2,773,955	—	—	—
Net realized gain (loss) on shares redeemed	—	202,258	(4,009,406)	(2,633,720)	(9,337)
Net change in unrealized appreciation (depreciation) on investments	—	(7,630,668)	(7,707,828)	(13,262,992)	6,738
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	462,383	(4,794,262)	(12,828,204)	(16,930,473)	(5,140)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	38,565,009	26,148	168,946	—	—
Annuity payments	—	(121,977)	(218,005)	—	—
Surrenders, withdrawals and death benefits	(127,634,905)	(1,012,427)	(6,600,505)	(7,724,347)	(3,324)
Net transfers between other subaccounts
or fixed rate option	2,688,116	(700,488)	(12,303,151)	38,040,973	513,791
Miscellaneous transactions	(87,592)	138	1,487	1,336	—
Other charges	(3,611)	(12,126)	(343,516)	(24,170)	(64)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(86,472,983)	(1,820,732)	(19,294,744)	30,293,792	510,403

TOTAL INCREASE (DECREASE) IN NET ASSETS	(86,010,600)	(6,614,994)	(32,122,948)	13,363,319	505,263

NET ASSETS
Beginning of period	110,216,859	15,469,173	103,216,603	52,363,082	—
End of period	$24,206,259	$8,854,179	$71,093,655	$65,726,401	$505,263

Beginning units	11,016,778	910,262	10,542,857	5,609,454	—
Units issued	5,283,985	30,382	2,407,488	7,247,510	158,343
Units redeemed	(13,910,321)	(176,179)	(4,567,245)	(3,907,816)	(93,730)
Ending units	2,390,442	764,465	8,383,100	8,949,148	64,613

*Date subaccount became available for investment.
The accompanying notes are an integral part of these financial statements.
A71

NOTES TO FINANCIAL STATEMENTS OF
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
December 31, 2023

Note 1:    General

Fortitude Life Insurance & Annuity Company Variable Account B (the "Account", formerly Prudential Annuities Life Assurance Corporation Variable Account B) was established under the laws of the State of Connecticut on November 25, 1987 to fund variable annuities offered by Prudential Annuities Life Assurance Corporation (“PALAC", now known as Fortitude Life Insurance & Annuity Company ("FLIAC")). Prior to April 1, 2022, PALAC was a wholly-owned subsidiary of Prudential Annuities, Inc. ("PAI") which was an indirect, wholly-owned subsidiary of Prudential Financial, Inc. (“Prudential Financial”). On April 1, 2022, PAI completed the sale of its equity interest in PALAC to Fortitude Group Holdings, LLC (“FGH”), the parent company of Fortitude Reinsurance Company, Ltd, and as a result, FLIAC became a wholly-owned subsidiary of FGH and is no longer an affiliate of Prudential Financial or any of its affiliates.

On April 1, 2022, FGH and Prudential Financial entered into an Administrative Service Agreement whereby Prudential Financial continues to administer and service the contracts noted below, including the payment of benefits and oversight of investment management.
Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of FLIAC. The assets of the Account will not be charged with any liabilities arising out of any other business FLIAC may conduct. However, the Account’s obligations, including insurance benefits related to the variable annuities, are the obligations of FLIAC.

On August 30, 2013, PALAC received approval from the Arizona and Connecticut Departments of Insurance to redomesticate PALAC from Connecticut to Arizona effective August 31, 2013. As a result of the redomestication and sale, FLIAC is an Arizona insurance company and its principal insurance regulatory authority is the Arizona Department of Insurance. The Account is operated in accordance with the laws of Arizona. There was no impact to the operation of the Account.

The Account is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account is a funding vehicle for several flexible premium deferred individual variable annuity contracts, as well as two immediate individual variable annuities issued by FLIAC (individually, a “contract” or “product” and collectively, the “contracts” or “products”). The following is a list of each contract funded through the Account.

A72

Note 1:    General (continued)

Advanced Series Advisor Plan (“ASAP”)	Advanced Series XTra Credit Premier (“XTra Credit
Advanced Series Advisor Plan II (“ASAP II”)	Premier”)
Advanced Series Advisor Plan II Premier (“ASAP II	Advanced Series XTra Credit SIX (“XTra Credit SIX”)
Premier”)	Alliance Capital Navigator (“ACN”)
Advanced Series Advisor Plan III (“ASAP III”)	Defined Investments Annuity
Advanced Series Advisors Choice (“Choice”)	Emerald Choice
Advanced Series Advisors Choice 2000 (“Choice 2000”)	Galaxy Variable Annuity III (“Galaxy III”)
Advanced Series Advisors Income Annuity (“ASAIA”)	Harvester Variable Annuity (“Harvester Variable Annuity”)
Advanced Series Apex (“Apex”)	Harvester XTra Credit (“Harvester XTra Credit”)
Advanced Series Apex II (“Apex II”)	Imperium
Advanced Series Cornerstone ("AS Cornerstone")	LifeVest Personal Security Annuity (“PSA”)
Advanced Series Impact (“AS Impact”)	Prudential FlexGuard
Advanced Series LifeVest (“ASL”)	Prudential FlexGuard Income
Advanced Series LifeVest II (“ASL II”)	Stagecoach Apex II
Advanced Series LifeVest II Premier (ASL II Premier”)	Stagecoach ASAP III
Advanced Series LifeVest Premier (“ASL Premier”)	Stagecoach XTra Credit SIX
Advanced Series Optimum ("Optimum")	Wells Fargo Stagecoach Apex
Advanced Series Optimum Four ("Optimum Four")	Wells Fargo Stagecoach Extra Credit Variable Annuity
Advanced Series Optimum Plus ("Optimum Plus")	(“Stagecoach Extra Credit”)
Advanced Series Optimum XTra ("Optimum XTra")	Wells Fargo Stagecoach Variable Annuity (“Stagecoach”)
Advanced Series Protector (“AS Protector”)	Wells Fargo Stagecoach Variable Annuity Flex (“Stagecoach
Advanced Series Variable Immediate Annuity (“ASVIA”)	Flex”)
Advanced Series XTra Credit (“XTra Credit”)	Wells Fargo Stagecoach Variable Annuity Plus (“Stagecoach
Advanced Series XTra Credit EIGHT (“XTra Credit EIGHT”)	VA+”)
Advanced Series XTra Credit FOUR (“XTtra Credit FOUR”)
Advanced Series XTra Credit FOUR Premier (“XTra Credit
FOUR Premier")
The contracts may be used as an investment vehicle for “qualified” investments, including an Individual Retirement Account, Simplified Employee Pension Individual Retirement Account, Roth Individual Retirement Account or Tax Sheltered Annuity (403 (b)) or as an investment vehicle for “non-qualified” investments. When a contract is purchased as a “qualified” investment, it does not provide any tax advantages in addition to the preferential treatment already available under the Internal Revenue Code.

The contracts offer the option to invest in various subaccounts listed below (collectively, the “Portfolios”). Investment options vary by contract.

The corresponding subaccount names are as follows:

AST Large-Cap Growth Portfolio
AST Government Money Market Portfolio
AST Cohen & Steers Realty Portfolio
AST J.P. Morgan Tactical Preservation Portfolio
AST High Yield Portfolio
AST Small-Cap Value Portfolio
AST Mid-Cap Growth Portfolio
AST Large-Cap Value Portfolio
AST Mid-Cap Value Portfolio
AST Small-Cap Growth Portfolio
AST T. Rowe Price Natural Resources Portfolio
AST T. Rowe Price Asset Allocation Portfolio
AST International Value Portfolio*
AST MFS Global Equity Portfolio
AST J.P. Morgan International Equity Portfolio*
AST International Equity Portfolio (formerly AST International Growth Portfolio)
AST Wellington Management Hedged Equity Portfolio*
AST Capital Growth Asset Allocation Portfolio
AST Academic Strategies Asset Allocation Portfolio
AST Balanced Asset Allocation Portfolio
A73

Note 1:    General (continued)

AST Preservation Asset Allocation Portfolio
AST J.P. Morgan Global Thematic Portfolio
AST Core Fixed Income Portfolio
Davis Value Portfolio
Columbia Variable Portfolio - Small Company Growth Fund (Class 1)
PSF International Growth Portfolio (Class I)*
ProFund VP Asia 30
ProFund VP Banks
ProFund VP Bear
ProFund VP Biotechnology
ProFund VP Materials (formerly ProFund VP Basic Materials)
ProFund VP UltraBull
ProFund VP Bull
ProFund VP Consumer Discretionary (formerly ProFund VP Consumer Services)
ProFund VP Consumer Staples (formerly ProFund VP Consumer Goods)
ProFund VP Energy (formerly ProFund VP Oil & Gas)
ProFund VP Europe 30
ProFund VP Financials
ProFund VP U.S. Government Plus
ProFund VP Health Care
ProFund Access VP High Yield Fund
ProFund VP Industrials
ProFund VP Internet
ProFund VP Japan
ProFund VP Precious Metals
ProFund VP Mid-Cap Growth
ProFund VP Mid-Cap Value
ProFund VP Pharmaceuticals
ProFund VP Real Estate
ProFund VP Rising Rates Opportunity
ProFund VP NASDAQ-100
ProFund VP Semiconductor
ProFund VP Small-Cap Growth
ProFund VP Short Mid-Cap
ProFund VP Short NASDAQ-100
ProFund VP Short Small-Cap
ProFund VP Small-Cap Value
ProFund VP Technology
ProFund VP Communication Services (formerly ProFund VP Telecommunications)
ProFund VP UltraMid-Cap
ProFund VP UltraNASDAQ-100
ProFund VP UltraSmall-Cap
ProFund VP Utilities
ProFund VP Large-Cap Growth
ProFund VP Large-Cap Value
Rydex VT Nova Fund
Rydex VT NASDAQ-100® Fund
Rydex VT Inverse S&P 500® Strategy Fund
Invesco V.I. Health Care Fund (Series I)
Invesco V.I. Technology Fund (Series I)
Allspring VT Index Asset Allocation Fund (Class 2)
Allspring VT International Equity Fund (Class 2)
Allspring VT Small Cap Growth Fund (Class 2)
AST Prudential Growth Allocation Portfolio
AST Advanced Strategies Portfolio
AST Investment Grade Bond Portfolio
AST Cohen & Steers Global Realty Portfolio*
AST Emerging Markets Equity Portfolio
A74

Note 1:    General (continued)

Allspring VT Discovery All Cap Growth Fund (Class 2) (formerly Allspring VT Omega Growth Fund (Class 2))
Allspring VT Discovery All Cap Growth Fund (Class 1) (formerly Allspring VT Omega Growth Fund (Class 1))
Allspring VT Small Cap Growth Fund (Class 1)
Allspring VT International Equity Fund (Class 1)
AST Bond Portfolio 2022**
AST Quantitative Modeling Portfolio
AST BlackRock Global Strategies Portfolio*
Invesco V.I. Diversified Dividend Fund (Series I)
Columbia Variable Portfolio - U.S. Government Mortgage Fund (Class 1)
Columbia Variable Portfolio - Large Cap Growth Fund (Class 1)
Allspring VT Opportunity Fund (Class 1)
Allspring VT Opportunity Fund (Class 2)
AST Bond Portfolio 2023
AST MFS Growth Allocation Portfolio*
AST Western Asset Emerging Markets Debt Portfolio*
AST Bond Portfolio 2024
AST ClearBridge Dividend Growth Portfolio
Columbia Variable Portfolio - Government Money Market Fund (Class 1)
Columbia Variable Portfolio - Income Opportunities Fund (Class 1)
AST Large-Cap Core Portfolio
AST Bond Portfolio 2025
AST Bond Portfolio 2026
AST Bond Portfolio 2027
NVIT Emerging Markets Fund (Class D)
AST Bond Portfolio 2028
AST Bond Portfolio 2029
AST Bond Portfolio 2030
AST Bond Portfolio 2031
MFS® International Growth Portfolio (Service Class)
MFS® Total Return Bond Series (Service Class)
MFS® Total Return Series (Service Class)
MFS® Value Series (Service Class)
PSF PGIM Government Money Market Portfolio (Class III)
Invesco V.I. Discovery Mid Cap Growth Fund (Series I)
AST Global Bond Portfolio
AST Bond Portfolio 2032
AST Bond Portfolio 2033
AST Bond Portfolio 2034

*	Subaccount merged during the period ended December 31, 2023.
**	Subaccount liquidated during the period ended December 31, 2023.

The following table sets forth the dates at which mergers took place in the Account. The transfers from the removed subaccounts to the surviving subaccounts for the period ended December 31, 2023 are reflected in the Statements of Changes in Net Assets as net transfers between subaccounts and purchases and sales in Note 5.

Merger Date	Removed Portfolio	Surviving Portfolio
January 20, 2023	AST Cohen & Steers Global Realty Portfolio	AST Cohen & Steers Realty Portfolio
January 20, 2023	AST BlackRock Global Strategies Portfolio	AST J.P. Morgan Tactical Preservation Portfolio
February 24, 2023	AST MFS Growth Allocation Portfolio	AST Capital Growth Asset Allocation Portfolio
February 24, 2023	AST Wellington Management Hedged Equity Portfolio	AST Prudential Growth Allocation Portfolio
March 10, 2023	AST International Value Portfolio	AST International Equity Portfolio
March 10, 2023	AST J.P. Morgan International Equity Portfolio	AST International Equity Portfolio
March 10, 2023	PSF International Growth Portfolio (Class I)	AST International Equity Portfolio
March 10, 2023	AST Western Asset Emerging Markets Debt Portfolio	AST Global Bond Portfolio
A75

Note 1:    General (continued)
New sales of certain products which invest in the Account have been discontinued. However, premium payments made by contract owners will continue to be received by the Account, subject to the rules of the products and any optional benefits, if elected.

The Portfolios are open-end management investment companies. Each subaccount of the Account indirectly bears exposure to risks which may be interrelated and include, but are not limited to, the market, credit and liquidity risks of the portfolio in which it invests. These financial statements should be read in conjunction with the financial statements and footnotes of the Portfolios. Additional information on these Portfolios is available upon request to the appropriate companies.

Note 2:    Significant Accounting Policies

The Account is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services-Investment Companies, which is part of the generally accepted accounting principles in the United States of America (“GAAP”). The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The most significant estimates relate to the valuation of investments in the Portfolios. Subsequent events have been evaluated through the date these financial statements were issued, and no adjustment or disclosure is required in the financial statements.

Investments - The investments in shares of the Portfolios are stated at the reported net asset value per share of the respective Portfolios, which is based on the fair value of the underlying securities in the respective Portfolios. All changes in fair value are recorded as net change in unrealized appreciation (depreciation) on investments in the Statements of Operations of the applicable subaccounts.

Security Transactions - Purchase and sale transactions are recorded as of the trade date of the security being purchased or sold. Realized gains and losses on security transactions are determined based upon the first in, first out method.

Dividend Income and Distributions Received - Dividend and capital gain distributions received are reinvested in additional shares of the Portfolios and are recorded on the ex-distribution date.

Contracts in payout (annuitization) period - Net assets allocated to contracts in the payout period are computed according to the industry standard mortality tables. The assumed investment return varies by product version; 4 percent for Stabilized, 3 percent for Guaranteed, and from 3 percent to 7 percent as elected by the annuitant for Traditional. Rates above 5 percent may be restricted in certain states. The mortality risk is fully borne by FLIAC and may result in additional amounts being transferred into the Account by FLIAC to cover greater longevity of annuitants than expected. A receivable is established for amounts due but not yet received. The amounts are included in “Contract owner net payments” on the Statements of Changes in Net Assets.

Note 3:    Fair Value Measurements
Fair value represents the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The authoritative fair value guidance establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement. The levels of the fair value hierarchy are as follows:
Level 1 - Fair value is based on unadjusted quoted prices in active markets for identical assets or liabilities that the Account can access.
Level 2 - Fair value is based on significant inputs, other than Level 1 inputs, that are observable for the investment, either directly or indirectly, for substantially the full term of the investment through corroboration with observable market data. Level 2 inputs include the reported net asset value per
A76

Note 3:    Fair Value Measurements (continued)
share of the underlying portfolio, quoted market prices in active markets for similar investments, quoted market prices in markets that are not active for identical or similar investments, and other market observable inputs.
Level 3 - Fair value is based on at least one significant unobservable input for the investment, which may require significant judgment or estimation in determining the fair value.
As of December 31, 2023, management determined that the fair value inputs for all of the Account’s investments, which consist solely of investments in open-end mutual funds registered with the SEC, were considered Level 2.

Note 4:    Taxes

FLIAC is taxed as a “life insurance company” as defined by the Internal Revenue Code. The results of operations of the Account form a part of FLIAC’s consolidated federal tax return. No federal, state or local income taxes are payable by the Account. As such, no provision for tax liability has been recorded in these financial statements. FLIAC management will review periodically the status of the policy in the event of changes in the tax law.

Note 5:    Purchases and Sales of Investments

The aggregate costs of purchases and proceeds from sales, excluding distributions received and reinvested, of investments in the Portfolios for the period ended December 31, 2023 were as follows:

	Purchases	Sales
AST Large-Cap Growth Portfolio	$117,684,369	$329,202,523
AST Government Money Market Portfolio	288,347,469	362,339,827
AST Cohen & Steers Realty Portfolio	37,759,115	28,040,907
AST J.P. Morgan Tactical Preservation Portfolio	308,911,113	297,794,021
AST High Yield Portfolio	38,630,381	48,015,376
AST Small-Cap Value Portfolio	36,894,630	59,025,570
AST Mid-Cap Growth Portfolio	43,422,653	66,436,104
AST Large-Cap Value Portfolio	83,905,791	164,682,790
AST Mid-Cap Value Portfolio	36,594,295	56,731,996
AST Small-Cap Growth Portfolio	39,934,493	55,355,441
AST T. Rowe Price Natural Resources Portfolio	28,974,477	34,022,229
AST T. Rowe Price Asset Allocation Portfolio	325,938,835	517,309,745
AST International Value Portfolio	2,569,448	81,414,432
AST MFS Global Equity Portfolio	23,520,024	32,213,743
AST J.P. Morgan International Equity Portfolio	4,499,567	107,015,669
AST International Equity Portfolio	221,203,390	83,389,752
AST Wellington Management Hedged Equity Portfolio	7,745,404	215,766,758
AST Capital Growth Asset Allocation Portfolio	316,725,782	538,587,916
AST Academic Strategies Asset Allocation Portfolio	237,306,801	317,227,109
AST Balanced Asset Allocation Portfolio	231,778,440	432,401,405
AST Preservation Asset Allocation Portfolio	217,978,247	313,131,684
AST J.P. Morgan Global Thematic Portfolio	87,419,086	111,517,320
AST Core Fixed Income Portfolio	302,461,289	343,179,688
Davis Value Portfolio	6,069	63,134
Columbia Variable Portfolio - Small Company Growth Fund (Class 1)	107	13,145
PSF International Growth Portfolio (Class I)	81,048	2,798,480
ProFund VP Asia 30	2,093,774	2,690,825
ProFund VP Banks	4,499,306	4,206,710
ProFund VP Bear	8,127,310	8,513,719
ProFund VP Biotechnology	1,619,583	1,963,610
A77

Note 5:    Purchases and Sales of Investments (continued)

	Purchases	Sales
ProFund VP Materials	$1,149,061	$2,000,090
ProFund VP UltraBull	8,360,737	9,849,535
ProFund VP Bull	29,014,164	32,920,044
ProFund VP Consumer Discretionary	5,545,338	3,735,931
ProFund VP Consumer Staples	2,733,608	3,261,325
ProFund VP Energy	9,788,398	13,626,631
ProFund VP Europe 30	2,006,106	2,830,693
ProFund VP Financials	2,232,287	3,877,025
ProFund VP U.S. Government Plus	13,588,606	12,706,674
ProFund VP Health Care	4,316,900	7,944,660
ProFund Access VP High Yield Fund	445,852	737,885
ProFund VP Industrials	2,990,815	3,784,798
ProFund VP Internet	2,505,192	2,444,994
ProFund VP Japan	2,111,666	2,332,686
ProFund VP Precious Metals	24,361,097	24,465,127
ProFund VP Mid-Cap Growth	9,245,408	9,781,517
ProFund VP Mid-Cap Value	7,666,259	9,676,643
ProFund VP Pharmaceuticals	911,440	1,361,012
ProFund VP Real Estate	1,884,739	1,901,622
ProFund VP Rising Rates Opportunity	8,037,867	10,498,354
ProFund VP NASDAQ-100	28,652,050	27,985,332
ProFund VP Semiconductor	8,277,714	6,414,181
ProFund VP Small-Cap Growth	4,357,550	4,358,360
ProFund VP Short Mid-Cap	1,814,626	1,852,791
ProFund VP Short NASDAQ-100	9,097,755	9,833,473
ProFund VP Short Small-Cap	2,959,892	2,963,504
ProFund VP Small-Cap Value	3,656,172	4,495,615
ProFund VP Technology	6,719,674	7,160,638
ProFund VP Communication Services	2,897,478	2,214,106
ProFund VP UltraMid-Cap	4,897,104	4,339,927
ProFund VP UltraNASDAQ-100	24,158,463	13,187,067
ProFund VP UltraSmall-Cap	5,271,481	4,856,435
ProFund VP Utilities	3,200,437	7,809,817
ProFund VP Large-Cap Growth	9,942,410	8,366,357
ProFund VP Large-Cap Value	5,078,612	6,639,891
Rydex VT Nova Fund	27,039	99,180
Rydex VT NASDAQ-100® Fund	21,292	856,193
Rydex VT Inverse S&P 500® Strategy Fund	456	6,088
Invesco V.I. Health Care Fund (Series I)	628,891	3,225,863
Invesco V.I. Technology Fund (Series I)	314,107	2,470,181
Allspring VT Index Asset Allocation Fund (Class 2)	34,754	1,381,568
Allspring VT International Equity Fund (Class 2)	5,170	11,720
Allspring VT Small Cap Growth Fund (Class 2)	6,964	158,529
AST Prudential Growth Allocation Portfolio	916,871,371	844,596,499
AST Advanced Strategies Portfolio	116,347,300	224,945,883
AST Investment Grade Bond Portfolio	2,788,313,013	3,865,739,676
AST Cohen & Steers Global Realty Portfolio	886,414	17,891,487
AST Emerging Markets Equity Portfolio	25,663,315	29,289,359
Allspring VT Discovery All Cap Growth Fund (Class 2)	49,981	194,667
Allspring VT Discovery All Cap Growth Fund (Class 1)	881,114	2,020,447
Allspring VT Small Cap Growth Fund (Class 1)	726,919	1,524,944
Allspring VT International Equity Fund (Class 1)	828,210	1,042,967
AST Bond Portfolio 2022	—	78,243
AST Quantitative Modeling Portfolio	1,258,560	8,212,015
A78

Note 5:    Purchases and Sales of Investments (continued)

	Purchases	Sales
AST BlackRock Global Strategies Portfolio	$2,576,580	$59,565,174
Invesco V.I. Diversified Dividend Fund (Series I)	1,552,172	2,686,871
Columbia Variable Portfolio - U.S. Government Mortgage Fund (Class 1)	131	18,056
Columbia Variable Portfolio - Large Cap Growth Fund (Class 1)	240,572	799,435
Allspring VT Opportunity Fund (Class 1)	136,043	491,547
Allspring VT Opportunity Fund (Class 2)	43,395	568,305
AST Bond Portfolio 2023	5,222,147	76,379,879
AST MFS Growth Allocation Portfolio	4,532,490	132,243,302
AST Western Asset Emerging Markets Debt Portfolio	19,470	2,131,705
AST Bond Portfolio 2024	56,845,280	22,071,146
AST ClearBridge Dividend Growth Portfolio	18,646,000	19,077,321
Columbia Variable Portfolio - Government Money Market Fund (Class 1)	143,663	460,318
Columbia Variable Portfolio - Income Opportunities Fund (Class 1)	49	14,766
AST Large-Cap Core Portfolio	22,118,094	29,294,051
AST Bond Portfolio 2025	2,307,491	3,988,865
AST Bond Portfolio 2026	4,386,964	8,218,590
AST Bond Portfolio 2027	6,669,250	12,126,551
NVIT Emerging Markets Fund (Class D)	3,286,802	2,926,512
AST Bond Portfolio 2028	529,101	15,758,507
AST Bond Portfolio 2029	619,317	2,162,297
AST Bond Portfolio 2030	5,885,051	6,634,123
AST Bond Portfolio 2031	2,831,631	9,331,728
MFS® International Growth Portfolio (Service Class)	67,203	511,049
MFS® Total Return Bond Series (Service Class)	673,815	2,845,869
MFS® Total Return Series (Service Class)	161,917	239,045
MFS® Value Series (Service Class)	724,649	1,308,733
PSF PGIM Government Money Market Portfolio (Class III)	27,857,697	28,413,061
Invesco V.I. Discovery Mid Cap Growth Fund (Series I)	221,235	1,725,992
AST Global Bond Portfolio	23,850,119	20,925,661
AST Bond Portfolio 2032	2,071,547	20,010,099
AST Bond Portfolio 2033	1,421,708	1,740,295
AST Bond Portfolio 2034	136,424	114,282

Note 6:    Related Party Transactions

The Account has extensive transactions and relationships with Prudential Financial and its affiliates, which prior to April 1, 2022 were affiliated to the Account and PALAC. After the sale to FGH on April 1, 2022, Prudential Financial is no longer affiliated to the Account and FLIAC. Due to former affiliated relationships, it is possible that the terms of these transactions are not the same as those that would result from transactions among wholly unrelated parties. Prudential Financial and its affiliates perform various services on behalf of the portfolios of The Prudential Series Fund and the Advanced Series Trust in which the Account invests and may receive fees for the services performed. These services include, among other things, investment management, subadvisory, shareholder communications, postage, transfer agency and various other record keeping, administrative and customer service functions.

The Prudential Series Fund has entered into a management agreement with PGIM Investments LLC ("PGIM Investments"), and the Advanced Series Trust has entered into a management agreement with PGIM Investments and AST Investment Services, Inc., both indirect, wholly-owned subsidiaries of Prudential Financial (together, the “Investment Managers”). Pursuant to these agreements, the Investment Managers have responsibility for all investment advisory services and supervise the subadvisers’ performance of such services with respect to each portfolio of The Prudential Series Fund and the Advanced Series Trust. The Investment Managers have entered into subadvisory agreements with several subadvisers, including PGIM, Inc., PGIM Limited, Jennison Associates LLC, and PGIM
A79

Note 6:    Related Party Transactions (continued)

Quantitative Solutions LLC, each of which are indirect, wholly-owned subsidiaries of Prudential Financial.

The Prudential Series Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), an indirect, wholly-owned subsidiary of Prudential Financial, which acts as the distributor of the Class I and Class II shares of the portfolios of The Prudential Series Fund. No distribution or service (12b-1) fees are paid to PIMS as distributor of the Class I shares of the portfolios of The Prudential Series Fund, which is the class of shares owned by the Account.

The Advanced Series Trust has a distribution agreement with Prudential Annuities Distributors, Inc. (“PAD”), an indirect, wholly-owned subsidiary of Prudential Financial, which acts as the distributor of the shares of each portfolio of the Advanced Series Trust. Distribution and service fees are paid to PAD by most portfolios of the Advanced Series Trust.

Prudential Mutual Fund Services LLC, an affiliate of the Investment Managers and an indirect, wholly-owned subsidiary of Prudential Financial, serves as the transfer agent of each portfolio of The Prudential Series Fund and the Advanced Series Trust.

The Account indirectly bears the expenses of the underlying portfolios of The Prudential Series Fund and the Advanced Series Trust in which it invests, including the related party expenses disclosed above.

Note 7:    Financial Highlights
FLIAC sells a number of variable annuity products that are funded through the Account. These products have unique combinations of features and fees that are charged against the contract owner’s account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

In the table below, the units, the net assets, the investment income ratio, and the ranges of lowest to highest unit values, expense ratios, and total returns are presented for the products offered by FLIAC and funded through the Account. Only product designs within each subaccount that had units outstanding during the respective periods were considered when determining the ranges. The summary may not reflect the minimum and maximum contract charges as contract owners may not have selected all available contract options offered by FLIAC.
A80

Note 7:    Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*		Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST Large-Cap Growth Portfolio
December 31, 2023	20,427	$31.56	to	$97.90	$1,419,703	0.00%		0.65%	to	3.05%	39.27%	to	42.70%
December 31, 2022	23,871	$22.48	to	$68.61	$1,162,023	0.00%		0.65%	to	3.05%	-35.24%	to	-33.64%
December 31, 2021	8,933	$34.43	to	$103.39	$666,219	0.00%		0.65%	to	3.05%	13.54%	to	16.35%
December 31, 2020	10,280	$30.07	to	$88.86	$661,552	0.00%		0.65%	to	3.05%	35.54%	to	38.90%
December 31, 2019	13,441	$22.01	to	$63.97	$606,032	0.00%		0.65%	to	3.05%	24.32%	to	27.40%

	AST Government Money Market Portfolio
December 31, 2023	39,949	$7.50	to	$15.53	$462,648	4.52%		0.65%	to	2.75%	1.75%	to	3.94%
December 31, 2022	45,383	$6.87	to	$14.94	$514,774	1.24%		0.65%	to	3.05%	-1.85%	to	0.57%
December 31, 2021	39,976	$7.00	to	$14.86	$453,953	0.00%	(1)	0.65%	to	3.05%	-3.05%	to	-0.65%
December 31, 2020	42,691	$7.23	to	$14.95	$490,379	0.20%		0.65%	to	3.05%	-2.83%	to	-0.43%
December 31, 2019	39,170	$7.44	to	$15.02	$454,830	1.68%		0.65%	to	3.05%	-1.41%	to	1.03%

	AST Cohen & Steers Realty Portfolio
December 31, 2023	1,541	$24.47	to	$71.39	$92,965	0.00%		0.65%	to	3.05%	8.67%	to	11.36%
December 31, 2022	1,372	$22.45	to	$64.11	$74,354	0.00%		0.65%	to	2.75%	-27.41%	to	-25.85%
December 31, 2021	1,819	$30.93	to	$86.46	$132,648	0.00%		0.65%	to	2.75%	38.92%	to	41.92%
December 31, 2020	2,139	$22.26	to	$60.92	$110,379	0.00%		0.65%	to	2.75%	-5.51%	to	-3.47%
December 31, 2019	2,450	$23.56	to	$63.11	$129,946	0.00%		0.65%	to	2.75%	27.61%	to	30.36%

	AST J.P. Morgan Tactical Preservation Portfolio
December 31, 2023	27,196	$12.62	to	$40.78	$693,578	0.00%		0.65%	to	3.05%	7.00%	to	9.64%
December 31, 2022	26,684	$11.77	to	$37.19	$623,092	0.00%		0.65%	to	3.05%	-18.29%	to	-16.27%
December 31, 2021	40,802	$14.38	to	$44.42	$1,142,547	0.00%		0.65%	to	3.05%	4.66%	to	7.25%
December 31, 2020	26,192	$13.71	to	$41.42	$680,844	0.00%		0.65%	to	3.05%	7.96%	to	10.63%
December 31, 2019	29,386	$12.67	to	$37.44	$686,631	0.00%		0.65%	to	3.05%	11.11%	to	13.86%

	AST High Yield Portfolio
December 31, 2023	3,154	$14.28	to	$37.85	$91,908	0.00%		0.65%	to	2.75%	7.52%	to	9.84%
December 31, 2022	3,491	$13.28	to	$34.46	$92,827	0.00%		0.65%	to	2.75%	-13.94%	to	-12.09%
December 31, 2021	4,604	$15.43	to	$39.20	$138,421	0.00%		0.65%	to	2.75%	3.41%	to	5.64%
December 31, 2020	5,073	$14.92	to	$37.10	$145,034	0.00%		0.65%	to	3.05%	-0.49%	to	1.97%
December 31, 2019	5,969	$14.95	to	$36.39	$166,925	0.00%		0.65%	to	3.05%	11.78%	to	14.55%

	AST Small-Cap Value Portfolio
December 31, 2023	5,106	$22.96	to	$69.52	$262,235	0.00%		0.65%	to	3.05%	10.29%	to	13.01%
December 31, 2022	5,519	$20.75	to	$61.52	$252,150	0.00%		0.65%	to	3.05%	-15.96%	to	-13.89%
December 31, 2021	4,078	$24.62	to	$71.43	$210,261	0.00%		0.65%	to	3.05%	27.51%	to	30.67%
December 31, 2020	5,019	$19.25	to	$54.67	$198,436	0.00%		0.65%	to	3.05%	-2.21%	to	0.21%
December 31, 2019	5,273	$19.62	to	$54.56	$209,773	0.00%		0.65%	to	3.05%	18.26%	to	21.19%

	AST Mid-Cap Growth Portfolio
December 31, 2023	15,215	$13.27	to	$60.38	$311,684	0.00%		0.65%	to	3.05%	18.23%	to	21.15%
December 31, 2022	16,393	$11.13	to	$49.97	$276,989	0.00%		0.65%	to	3.05%	-33.04%	to	-31.38%
December 31, 2021	19,046	$16.49	to	$73.00	$480,306	0.00%		0.65%	to	3.05%	7.12%	to	9.77%
December 31, 2020	21,709	$15.27	to	$66.67	$503,597	0.00%		0.65%	to	3.05%	30.73%	to	33.96%
December 31, 2019	25,435	$11.58	to	$49.89	$455,112	0.00%		0.65%	to	3.05%	26.19%	to	29.31%
A81

Note 7:    Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST Large-Cap Value Portfolio
December 31, 2023	18,580	$21.71	to	$75.12	$764,191	0.00%	0.65%	to	3.05%	6.41%	to	9.04%
December 31, 2022	20,469	$20.34	to	$68.89	$776,641	0.00%	0.65%	to	3.05%	-1.39%	to	1.04%
December 31, 2021	6,928	$20.57	to	$68.18	$261,525	0.00%	0.65%	to	2.75%	25.66%	to	28.37%
December 31, 2020	8,090	$16.37	to	$53.11	$240,505	0.00%	0.65%	to	3.05%	-2.79%	to	-0.38%
December 31, 2019	8,593	$16.78	to	$53.31	$257,162	0.00%	0.65%	to	3.05%	25.57%	to	28.68%

	AST Mid-Cap Value Portfolio
December 31, 2023	3,771	$24.13	to	$107.35	$261,345	0.00%	0.65%	to	3.05%	8.67%	to	11.35%
December 31, 2022	4,008	$22.14	to	$96.40	$253,109	0.00%	0.65%	to	3.05%	-10.58%	to	-8.37%
December 31, 2021	5,386	$24.68	to	$105.21	$362,532	0.00%	0.65%	to	3.05%	29.56%	to	32.76%
December 31, 2020	5,293	$18.99	to	$79.25	$271,242	0.00%	0.65%	to	3.05%	-4.78%	to	-2.42%
December 31, 2019	5,810	$19.89	to	$81.21	$302,162	0.00%	0.65%	to	3.05%	17.32%	to	20.23%

	AST Small-Cap Growth Portfolio
December 31, 2023	4,840	$28.68	to	$79.42	$257,185	0.00%	0.65%	to	3.05%	13.54%	to	16.34%
December 31, 2022	5,086	$25.12	to	$68.27	$234,225	0.00%	0.65%	to	3.05%	-29.78%	to	-28.04%
December 31, 2021	2,862	$35.57	to	$94.88	$181,218	0.00%	0.65%	to	2.75%	1.66%	to	3.86%
December 31, 2020	3,188	$34.90	to	$91.35	$195,652	0.00%	0.65%	to	3.05%	43.87%	to	47.42%
December 31, 2019	3,946	$24.12	to	$61.97	$159,837	0.00%	0.65%	to	3.05%	26.15%	to	29.27%

	AST T. Rowe Price Natural Resources Portfolio
December 31, 2023	1,587	$13.53	to	$74.64	$73,314	0.00%	0.65%	to	2.75%	-1.43%	to	0.69%
December 31, 2022	1,663	$13.72	to	$74.13	$77,349	0.00%	0.65%	to	2.75%	3.18%	to	5.40%
December 31, 2021	2,928	$13.30	to	$70.33	$121,127	0.00%	0.65%	to	2.75%	20.40%	to	22.99%
December 31, 2020	3,430	$11.05	to	$57.18	$115,483	0.00%	0.65%	to	3.05%	-5.21%	to	-2.86%
December 31, 2019	3,451	$11.62	to	$58.86	$115,905	0.00%	0.65%	to	3.05%	13.30%	to	16.11%

	AST T. Rowe Price Asset Allocation Portfolio
December 31, 2023	59,164	$17.59	to	$66.11	$2,239,747	0.00%	0.65%	to	3.05%	13.31%	to	16.11%
December 31, 2022	64,240	$15.49	to	$56.94	$2,101,550	0.00%	0.65%	to	3.05%	-18.90%	to	-16.89%
December 31, 2021	83,497	$19.07	to	$68.51	$3,269,883	0.00%	0.65%	to	3.05%	8.98%	to	11.68%
December 31, 2020	65,855	$17.46	to	$61.34	$2,342,097	0.00%	0.65%	to	3.05%	9.10%	to	11.80%
December 31, 2019	74,975	$15.97	to	$54.87	$2,326,847	0.00%	0.65%	to	3.05%	17.16%	to	20.06%

	AST International Value Portfolio (merged March 10, 2023)
December 31, 2023	—	$8.99	to	$26.94	$—	0.00%	0.65%	to	3.05%	6.48%	to	6.98%
December 31, 2022	4,222	$8.43	to	$25.20	$73,552	0.00%	0.65%	to	3.05%	-12.84%	to	-10.69%
December 31, 2021	5,219	$9.60	to	$28.28	$103,998	0.00%	0.65%	to	3.05%	4.36%	to	6.94%
December 31, 2020	5,607	$9.12	to	$26.51	$104,580	0.00%	0.65%	to	3.05%	-3.64%	to	-1.25%
December 31, 2019	5,672	$9.39	to	$26.92	$109,332	0.00%	0.65%	to	3.05%	16.36%	to	19.24%

	AST MFS Global Equity Portfolio
December 31, 2023	3,086	$25.13	to	$52.91	$129,280	0.00%	0.65%	to	2.75%	10.89%	to	13.28%
December 31, 2022	3,281	$22.66	to	$46.83	$121,930	0.00%	0.65%	to	2.75%	-20.21%	to	-18.49%
December 31, 2021	4,396	$28.41	to	$57.59	$200,725	0.00%	0.65%	to	2.75%	13.64%	to	16.09%
December 31, 2020	5,093	$25.00	to	$49.74	$201,229	0.00%	0.65%	to	3.05%	10.70%	to	13.44%
December 31, 2019	5,958	$22.51	to	$43.96	$207,483	0.00%	0.65%	to	3.05%	25.99%	to	29.11%

	AST J.P. Morgan International Equity Portfolio (merged March 10, 2023)
December 31, 2023	—	$11.16	to	$48.25	$—	0.00%	0.65%	to	2.75%	3.88%	to	4.30%
December 31, 2022	3,493	$10.74	to	$46.33	$98,092	0.00%	0.65%	to	2.75%	-22.52%	to	-20.85%
December 31, 2021	4,637	$13.79	to	$58.98	$160,942	0.00%	0.65%	to	2.75%	8.02%	to	10.35%
December 31, 2020	5,123	$12.70	to	$53.86	$162,362	0.00%	0.65%	to	3.05%	9.63%	to	12.34%
December 31, 2019	5,791	$11.49	to	$48.30	$160,499	0.00%	0.65%	to	3.05%	23.34%	to	26.40%

	AST International Equity Portfolio
December 31, 2023	11,668	$16.92	to	$42.86	$405,075	0.00%	0.65%	to	3.05%	14.17%	to	16.99%
December 31, 2022	7,179	$14.77	to	$36.63	$211,437	0.00%	0.65%	to	3.05%	-30.86%	to	-29.15%
December 31, 2021	7,976	$21.30	to	$51.70	$335,133	0.00%	0.65%	to	3.05%	9.07%	to	11.77%
December 31, 2020	8,999	$19.47	to	$46.26	$341,079	0.00%	0.65%	to	3.05%	27.32%	to	30.47%
December 31, 2019	10,913	$15.24	to	$35.46	$317,475	0.00%	0.65%	to	3.05%	28.08%	to	31.25%

A82

Note 7:    Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST Wellington Management Hedged Equity Portfolio (merged February 24, 2023)
December 31, 2023	—	$13.91	to	$26.77	$—	0.00%	0.65%	to	3.05%	0.36%	to	0.74%
December 31, 2022	11,502	$13.21	to	$26.59	$206,274	0.00%	0.65%	to	3.05%	-10.50%	to	-8.28%
December 31, 2021	14,489	$14.73	to	$29.11	$287,382	0.00%	0.65%	to	3.05%	8.64%	to	11.33%
December 31, 2020	16,037	$13.53	to	$26.25	$288,081	0.00%	0.65%	to	3.05%	3.41%	to	5.97%
December 31, 2019	18,448	$13.06	to	$24.88	$312,256	0.00%	0.65%	to	3.05%	16.88%	to	19.77%

	AST Capital Growth Asset Allocation Portfolio
December 31, 2023	132,345	$17.99	to	$33.37	$3,301,240	0.00%	0.65%	to	3.05%	14.50%	to	17.33%
December 31, 2022	140,206	$15.68	to	$28.56	$2,999,888	0.00%	0.65%	to	3.05%	-19.43%	to	-17.44%
December 31, 2021	167,294	$19.42	to	$34.73	$4,367,171	0.00%	0.65%	to	3.05%	13.41%	to	16.22%
December 31, 2020	185,227	$17.09	to	$30.01	$4,190,715	0.00%	0.65%	to	3.05%	9.96%	to	12.68%
December 31, 2019	207,220	$15.51	to	$26.74	$4,167,401	0.00%	0.65%	to	3.05%	18.52%	to	21.45%

	AST Academic Strategies Asset Allocation Portfolio
December 31, 2023	54,708	$11.41	to	$20.53	$854,987	0.00%	0.65%	to	3.05%	6.86%	to	9.50%
December 31, 2022	59,781	$10.66	to	$18.82	$855,752	0.00%	0.65%	to	3.05%	-16.08%	to	-14.01%
December 31, 2021	87,954	$12.67	to	$21.97	$1,488,909	0.00%	0.65%	to	3.05%	9.01%	to	11.71%
December 31, 2020	97,686	$11.60	to	$19.75	$1,489,398	0.00%	0.65%	to	3.05%	1.04%	to	3.54%
December 31, 2019	107,878	$11.46	to	$19.15	$1,589,555	0.00%	0.65%	to	3.05%	12.52%	to	15.30%

	AST Balanced Asset Allocation Portfolio
December 31, 2023	91,293	$16.05	to	$27.86	$2,065,664	0.00%	0.65%	to	3.05%	12.25%	to	15.01%
December 31, 2022	100,027	$14.27	to	$24.32	$1,977,790	0.00%	0.65%	to	3.05%	-18.81%	to	-16.80%
December 31, 2021	98,657	$17.53	to	$29.36	$2,349,635	0.00%	0.65%	to	3.05%	9.40%	to	12.11%
December 31, 2020	109,846	$15.99	to	$26.29	$2,347,786	0.00%	0.65%	to	3.05%	8.36%	to	11.04%
December 31, 2019	123,491	$14.73	to	$23.77	$2,377,595	0.00%	0.65%	to	3.05%	15.78%	to	18.64%

	AST Preservation Asset Allocation Portfolio
December 31, 2023	46,769	$12.98	to	$20.46	$838,110	0.00%	0.65%	to	3.05%	8.38%	to	11.05%
December 31, 2022	52,058	$11.96	to	$18.42	$844,494	0.00%	0.65%	to	3.05%	-18.19%	to	-16.17%
December 31, 2021	72,797	$14.58	to	$22.05	$1,424,281	0.00%	0.65%	to	3.05%	3.00%	to	5.55%
December 31, 2020	82,395	$14.13	to	$20.97	$1,538,226	0.00%	0.65%	to	3.05%	5.76%	to	8.37%
December 31, 2019	89,864	$13.33	to	$19.43	$1,549,414	0.00%	0.65%	to	3.05%	11.24%	to	13.99%

	AST J.P. Morgan Global Thematic Portfolio
December 31, 2023	19,350	$14.73	to	$27.40	$375,647	0.00%	0.65%	to	2.75%	10.76%	to	13.14%
December 31, 2022	20,610	$13.30	to	$24.32	$355,140	0.00%	0.65%	to	2.75%	-19.26%	to	-17.52%
December 31, 2021	27,020	$16.47	to	$29.60	$567,184	0.00%	0.65%	to	2.75%	9.32%	to	11.68%
December 31, 2020	29,412	$15.06	to	$26.61	$556,139	0.00%	0.65%	to	3.05%	9.71%	to	12.42%
December 31, 2019	33,093	$13.69	to	$23.77	$554,197	0.00%	0.65%	to	3.05%	15.79%	to	18.65%

	AST Core Fixed Income Portfolio
December 31, 2023	98,671	$10.27	to	$14.49	$1,290,864	0.00%	0.65%	to	3.05%	3.12%	to	5.66%
December 31, 2022	101,389	$9.93	to	$13.71	$1,260,482	0.00%	0.65%	to	3.05%	-18.84%	to	-16.83%
December 31, 2021	42,949	$12.20	to	$16.49	$648,118	0.00%	0.65%	to	3.05%	-5.22%	to	-2.87%
December 31, 2020	42,790	$12.83	to	$16.98	$668,453	0.00%	0.65%	to	3.05%	4.81%	to	7.41%
December 31, 2019	45,586	$12.20	to	$15.81	$662,452	0.00%	0.65%	to	3.05%	8.88%	to	11.57%

	Davis Value Portfolio
December 31, 2023	28	$30.74	to	$40.45	$874	1.36%	1.40%	to	1.65%	30.45%	to	30.78%
December 31, 2022	30	$23.50	to	$31.01	$708	1.19%	1.40%	to	1.65%	-21.45%	to	-21.25%
December 31, 2021	35	$29.85	to	$39.48	$1,048	0.59%	1.40%	to	1.65%	15.91%	to	16.20%
December 31, 2020	36	$25.68	to	$34.06	$943	0.72%	1.40%	to	1.65%	9.88%	to	10.16%
December 31, 2019	40	$23.32	to	$31.00	$947	1.62%	1.40%	to	1.65%	29.00%	to	29.33%

	Columbia Variable Portfolio - Small Company Growth Fund (Class 1)
December 31, 2023	6	$68.63	to	$68.63	$383	0.00%	1.00%	to	1.00%	25.37%	to	25.37%
December 31, 2022	6	$54.74	to	$54.74	$313	0.00%	1.00%	to	1.00%	-36.41%	to	-36.41%
December 31, 2021	6	$86.09	to	$86.09	$552	0.00%	1.00%	to	1.00%	-3.87%	to	-3.87%
December 31, 2020	7	$89.56	to	$89.56	$645	0.00%	1.00%	to	1.00%	69.42%	to	69.42%
December 31, 2019	9	$52.86	to	$52.86	$488	0.00%	1.00%	to	1.00%	39.29%	to	39.29%
A83

Note 7:    Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	PSF International Growth Portfolio (Class I) (merged March 10, 2023)
December 31, 2023	—	$15.68	to	$24.62	$—	0.00%	0.65%	to	2.75%	3.86%	to	4.29%
December 31, 2022	124	$15.10	to	$24.45	$2,601	0.00%	0.65%	to	2.75%	-30.89%	to	-29.40%
December 31, 2021	139	$21.84	to	$36.75	$4,148	0.00%	0.65%	to	2.75%	9.39%	to	11.75%
December 31, 2020	172	$19.97	to	$33.02	$4,636	0.00%	0.65%	to	2.75%	28.48%	to	31.25%
December 31, 2019	224	$15.54	to	$25.26	$4,635	0.00%	0.65%	to	2.75%	28.74%	to	31.52%

	ProFund VP Asia 30
December 31, 2023	167	$11.64	to	$29.46	$3,631	0.11%	0.65%	to	2.50%	1.71%	to	3.64%
December 31, 2022	194	$11.44	to	$28.50	$4,067	0.49%	0.65%	to	2.50%	-26.31%	to	-24.92%
December 31, 2021	196	$15.52	to	$38.05	$5,589	0.00%	0.65%	to	2.50%	-20.56%	to	-19.05%
December 31, 2020	236	$19.53	to	$47.12	$8,409	1.08%	0.65%	to	2.50%	32.16%	to	34.67%
December 31, 2019	285	$14.77	to	$35.08	$7,613	0.23%	0.65%	to	2.50%	23.15%	to	25.48%

	ProFund VP Banks
December 31, 2023	278	$7.72	to	$23.80	$3,049	1.38%	0.65%	to	2.50%	7.64%	to	9.67%
December 31, 2022	251	$7.18	to	$22.01	$2,537	0.82%	0.65%	to	2.50%	-21.88%	to	-20.40%
December 31, 2021	363	$9.19	to	$28.04	$4,479	0.87%	0.65%	to	2.50%	30.74%	to	33.22%
December 31, 2020	301	$7.03	to	$11.38	$2,781	2.21%	0.65%	to	2.50%	-17.34%	to	-15.77%
December 31, 2019	435	$8.50	to	$13.55	$4,787	1.00%	0.65%	to	2.50%	33.02%	to	35.54%

	ProFund VP Bear
December 31, 2023	1,385	$0.48	to	$0.91	$1,060	0.23%	0.65%	to	2.50%	-17.37%	to	-15.82%
December 31, 2022	1,981	$0.58	to	$1.08	$1,684	0.00%	0.65%	to	2.50%	14.20%	to	16.35%
December 31, 2021	1,506	$0.50	to	$0.93	$1,183	0.00%	0.65%	to	2.45%	-26.48%	to	-25.12%
December 31, 2020	1,343	$0.68	to	$1.24	$1,379	0.50%	0.65%	to	2.45%	-27.44%	to	-26.10%
December 31, 2019	1,794	$0.94	to	$1.67	$2,483	0.08%	0.65%	to	2.45%	-24.84%	to	-23.45%

	ProFund VP Biotechnology
December 31, 2023	139	$38.13	to	$81.23	$5,924	0.00%	0.65%	to	1.90%	8.06%	to	9.43%
December 31, 2022	149	$35.11	to	$74.41	$5,790	0.00%	0.65%	to	1.90%	-9.46%	to	-8.31%
December 31, 2021	172	$38.58	to	$81.36	$7,371	0.00%	0.65%	to	1.90%	13.54%	to	14.98%
December 31, 2020	207	$33.81	to	$70.94	$7,723	0.02%	0.65%	to	1.90%	13.18%	to	14.63%
December 31, 2019	235	$29.72	to	$62.04	$7,708	0.00%	0.65%	to	1.65%	14.54%	to	15.70%

	ProFund VP Materials
December 31, 2023	137	$18.01	to	$39.09	$4,223	0.46%	0.65%	to	2.65%	9.41%	to	11.65%
December 31, 2022	166	$16.46	to	$35.10	$4,584	0.19%	0.65%	to	2.65%	-11.54%	to	-9.73%
December 31, 2021	169	$18.61	to	$38.98	$5,247	0.31%	0.65%	to	2.65%	22.30%	to	24.81%
December 31, 2020	191	$15.21	to	$31.31	$4,775	0.66%	0.65%	to	2.65%	13.40%	to	15.73%
December 31, 2019	220	$13.42	to	$27.12	$4,824	0.35%	0.65%	to	2.65%	14.60%	to	16.95%

	ProFund VP UltraBull
December 31, 2023	138	$43.06	to	$97.94	$6,629	0.00%	0.65%	to	1.65%	42.85%	to	44.29%
December 31, 2022	173	$30.07	to	$68.05	$5,844	0.00%	0.65%	to	1.65%	-40.12%	to	-39.52%
December 31, 2021	204	$50.09	to	$112.79	$11,515	0.00%	0.65%	to	1.90%	55.14%	to	57.11%
December 31, 2020	241	$32.12	to	$71.97	$8,708	0.82%	0.65%	to	1.90%	17.55%	to	19.05%
December 31, 2019	299	$27.19	to	$60.60	$9,039	0.27%	0.65%	to	1.90%	57.13%	to	59.13%

	ProFund VP Bull
December 31, 2023	393	$29.11	to	$43.99	$13,517	0.00%	0.65%	to	2.40%	20.78%	to	22.94%
December 31, 2022	516	$24.07	to	$35.87	$14,436	0.00%	0.65%	to	2.40%	-21.66%	to	-20.26%
December 31, 2021	520	$30.67	to	$45.10	$18,550	0.00%	0.65%	to	2.40%	23.30%	to	25.51%
December 31, 2020	563	$24.84	to	$36.02	$16,209	0.08%	0.65%	to	2.45%	13.19%	to	15.28%
December 31, 2019	734	$21.01	to	$31.33	$18,447	0.23%	0.65%	to	2.50%	25.66%	to	28.04%

	ProFund VP Consumer Discretionary
December 31, 2023	228	$28.08	to	$51.31	$7,582	0.00%	0.65%	to	2.65%	28.57%	to	31.20%
December 31, 2022	166	$21.84	to	$36.27	$4,296	0.00%	0.65%	to	2.65%	-33.34%	to	-31.98%
December 31, 2021	272	$32.77	to	$58.43	$10,419	0.00%	0.65%	to	2.65%	7.31%	to	9.51%
December 31, 2020	301	$30.53	to	$53.79	$10,600	0.00%	0.65%	to	2.65%	24.95%	to	27.51%
December 31, 2019	350	$24.44	to	$42.53	$9,798	0.00%	0.65%	to	2.65%	21.34%	to	23.83%
A84

Note 7:    Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	ProFund VP Consumer Staples
December 31, 2023	211	$20.62	to	$36.93	$5,929	0.21%	0.65%	to	2.75%	1.07%	to	3.25%
December 31, 2022	226	$20.40	to	$35.85	$6,239	0.05%	0.65%	to	2.75%	-26.76%	to	-25.19%
December 31, 2021	325	$27.85	to	$48.04	$12,044	0.41%	0.65%	to	2.75%	16.36%	to	18.87%
December 31, 2020	359	$23.94	to	$40.52	$11,312	0.82%	0.65%	to	2.75%	27.45%	to	30.20%
December 31, 2019	315	$18.78	to	$31.20	$7,739	1.46%	0.65%	to	2.75%	23.08%	to	25.74%

	ProFund VP Energy
December 31, 2023	377	$14.23	to	$34.25	$9,474	2.29%	0.65%	to	2.50%	-4.93%	to	-3.13%
December 31, 2022	522	$14.96	to	$35.45	$13,679	1.33%	0.65%	to	2.50%	55.46%	to	58.40%
December 31, 2021	521	$9.62	to	$22.44	$8,803	1.92%	0.65%	to	2.50%	48.14%	to	50.94%
December 31, 2020	474	$6.49	to	$14.90	$5,380	2.51%	0.65%	to	2.45%	-36.07%	to	-34.89%
December 31, 2019	455	$10.15	to	$22.94	$7,962	1.38%	0.65%	to	2.50%	5.80%	to	7.81%

	ProFund VP Europe 30
December 31, 2023	306	$11.58	to	$23.70	$4,760	2.18%	0.65%	to	2.25%	14.83%	to	16.71%
December 31, 2022	363	$9.98	to	$20.36	$4,838	1.19%	0.65%	to	2.40%	-9.97%	to	-8.36%
December 31, 2021	495	$10.96	to	$22.27	$7,200	0.91%	0.65%	to	2.40%	21.54%	to	23.72%
December 31, 2020	562	$8.91	to	$18.05	$6,657	2.80%	0.65%	to	2.50%	-11.50%	to	-9.82%
December 31, 2019	660	$9.94	to	$20.06	$8,786	2.49%	0.65%	to	2.50%	14.84%	to	17.02%

	ProFund VP Financials
December 31, 2023	464	$11.86	to	$36.27	$8,228	0.46%	0.65%	to	2.75%	10.76%	to	13.15%
December 31, 2022	569	$10.71	to	$32.32	$8,877	0.09%	0.65%	to	2.75%	-17.47%	to	-15.69%
December 31, 2021	741	$12.97	to	$38.64	$14,051	0.38%	0.65%	to	2.75%	26.53%	to	29.26%
December 31, 2020	774	$10.25	to	$30.14	$11,401	0.69%	0.65%	to	2.75%	-4.47%	to	-2.41%
December 31, 2019	967	$10.73	to	$31.13	$14,659	0.51%	0.65%	to	2.75%	26.69%	to	29.42%

	ProFund VP U.S. Government Plus
December 31, 2023	242	$8.84	to	$16.40	$3,362	3.90%	0.65%	to	2.25%	-2.20%	to	-0.61%
December 31, 2022	190	$9.02	to	$16.50	$2,697	0.00%	0.65%	to	2.25%	-43.01%	to	-42.08%
December 31, 2021	221	$15.79	to	$28.48	$5,393	0.00%	0.65%	to	2.50%	-9.41%	to	-7.69%
December 31, 2020	283	$16.54	to	$30.85	$7,411	0.04%	0.65%	to	2.50%	17.67%	to	19.91%
December 31, 2019	320	$14.05	to	$25.73	$7,072	0.84%	0.65%	to	2.50%	15.27%	to	17.45%

	ProFund VP Health Care
December 31, 2023	526	$31.56	to	$48.16	$18,416	0.00%	0.65%	to	2.50%	-1.69%	to	0.17%
December 31, 2022	620	$31.75	to	$48.47	$21,999	0.00%	0.65%	to	2.50%	-8.37%	to	-6.63%
December 31, 2021	785	$33.65	to	$52.33	$29,954	0.04%	0.65%	to	2.65%	18.32%	to	20.75%
December 31, 2020	915	$28.44	to	$43.69	$29,206	0.00%	0.65%	to	2.65%	11.40%	to	13.69%
December 31, 2019	985	$25.34	to	$38.74	$27,838	0.00%	0.65%	to	2.65%	16.21%	to	18.60%

	ProFund Access VP High Yield Fund
December 31, 2023	98	$20.12	to	$24.31	$2,152	5.20%	0.65%	to	1.65%	8.61%	to	9.71%
December 31, 2022	111	$18.53	to	$22.15	$2,229	3.00%	0.65%	to	1.65%	-9.48%	to	-8.56%
December 31, 2021	158	$20.47	to	$24.23	$3,463	2.36%	0.65%	to	1.65%	-1.38%	to	-0.38%
December 31, 2020	212	$20.76	to	$24.32	$4,682	5.45%	0.65%	to	1.65%	-1.71%	to	-0.71%
December 31, 2019	378	$21.12	to	$24.50	$8,455	4.65%	0.65%	to	1.65%	10.58%	to	11.70%

	ProFund VP Industrials
December 31, 2023	166	$32.06	to	$50.22	$6,075	0.00%	0.65%	to	2.45%	13.46%	to	15.54%
December 31, 2022	190	$28.20	to	$43.57	$6,023	0.00%	0.65%	to	2.45%	-17.67%	to	-16.15%
December 31, 2021	271	$34.18	to	$52.10	$10,210	0.00%	0.65%	to	2.45%	13.55%	to	15.65%
December 31, 2020	259	$30.04	to	$45.16	$8,487	0.18%	0.65%	to	2.45%	13.90%	to	16.00%
December 31, 2019	303	$26.32	to	$39.03	$8,638	0.00%	0.65%	to	2.45%	27.30%	to	29.65%

	ProFund VP Internet
December 31, 2023	52	$97.14	to	$127.13	$5,569	0.00%	0.65%	to	1.65%	47.39%	to	48.88%
December 31, 2022	50	$65.91	to	$85.60	$3,651	0.00%	0.65%	to	1.65%	-47.02%	to	-46.48%
December 31, 2021	62	$124.40	to	$160.35	$8,382	0.00%	0.65%	to	1.65%	3.56%	to	4.62%
December 31, 2020	68	$120.12	to	$153.66	$8,931	0.00%	0.65%	to	1.65%	48.34%	to	49.84%
December 31, 2019	72	$80.98	to	$102.81	$6,305	0.00%	0.65%	to	1.65%	16.08%	to	17.26%

A85

Note 7:    Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	ProFund VP Japan
December 31, 2023	188	$17.30	to	$29.70	$3,695	0.00%	0.65%	to	2.45%	31.23%	to	33.64%
December 31, 2022	198	$13.16	to	$22.28	$2,908	0.00%	0.65%	to	2.45%	-12.13%	to	-10.51%
December 31, 2021	251	$14.94	to	$24.96	$4,162	0.00%	0.65%	to	2.45%	1.35%	to	3.22%
December 31, 2020	294	$14.08	to	$24.24	$4,840	0.29%	0.65%	to	2.50%	13.04%	to	15.18%
December 31, 2019	337	$12.46	to	$21.10	$4,864	0.13%	0.65%	to	2.50%	17.00%	to	19.22%

	ProFund VP Precious Metals
December 31, 2023	1,092	$5.94	to	$11.24	$10,184	0.00%	0.65%	to	2.50%	-1.05%	to	0.82%
December 31, 2022	1,115	$6.00	to	$11.18	$10,307	0.00%	0.65%	to	2.50%	-13.24%	to	-11.60%
December 31, 2021	1,227	$6.91	to	$12.68	$12,797	0.00%	0.65%	to	2.50%	-11.21%	to	-9.53%
December 31, 2020	1,436	$7.78	to	$14.05	$16,625	0.24%	0.65%	to	2.50%	21.00%	to	23.30%
December 31, 2019	1,565	$6.42	to	$11.42	$14,858	0.04%	0.65%	to	2.50%	42.33%	to	45.03%

	ProFund VP Mid-Cap Growth
December 31, 2023	328	$28.42	to	$47.90	$11,363	0.00%	0.65%	to	2.50%	12.68%	to	14.81%
December 31, 2022	344	$25.22	to	$41.82	$10,429	0.00%	0.65%	to	2.50%	-22.33%	to	-20.86%
December 31, 2021	470	$32.47	to	$52.98	$18,327	0.00%	0.65%	to	2.50%	14.04%	to	16.21%
December 31, 2020	482	$28.47	to	$45.71	$16,375	0.00%	0.65%	to	2.50%	17.88%	to	20.11%
December 31, 2019	686	$24.15	to	$38.15	$19,404	0.00%	0.65%	to	2.50%	21.14%	to	23.43%

	ProFund VP Mid-Cap Value
December 31, 2023	265	$28.19	to	$49.17	$9,311	0.29%	0.65%	to	2.50%	10.62%	to	12.72%
December 31, 2022	328	$25.48	to	$43.73	$10,225	0.14%	0.65%	to	2.50%	-10.74%	to	-9.05%
December 31, 2021	387	$28.55	to	$48.20	$13,478	0.28%	0.65%	to	2.50%	25.32%	to	27.70%
December 31, 2020	389	$22.78	to	$37.84	$10,696	0.42%	0.65%	to	2.50%	-0.26%	to	1.63%
December 31, 2019	563	$22.84	to	$37.33	$15,177	0.19%	0.65%	to	2.50%	20.98%	to	23.28%

	ProFund VP Pharmaceuticals
December 31, 2023	78	$16.23	to	$26.47	$1,436	0.53%	0.65%	to	2.50%	-7.85%	to	-6.11%
December 31, 2022	102	$17.46	to	$28.59	$2,019	0.08%	0.65%	to	2.50%	-8.47%	to	-6.74%
December 31, 2021	120	$18.91	to	$31.10	$2,571	0.27%	0.65%	to	2.45%	8.48%	to	10.48%
December 31, 2020	134	$17.30	to	$28.55	$2,584	0.11%	0.65%	to	2.45%	9.76%	to	11.78%
December 31, 2019	156	$15.63	to	$25.90	$2,723	0.80%	0.65%	to	2.45%	11.25%	to	13.30%

	ProFund VP Real Estate
December 31, 2023	147	$14.73	to	$36.91	$4,548	1.17%	0.65%	to	2.75%	6.72%	to	9.02%
December 31, 2022	146	$13.80	to	$33.85	$4,165	0.71%	0.65%	to	2.75%	-28.58%	to	-27.03%
December 31, 2021	195	$19.32	to	$46.40	$7,641	0.03%	0.65%	to	2.75%	33.31%	to	36.19%
December 31, 2020	214	$14.50	to	$34.07	$6,124	1.58%	0.65%	to	2.75%	-8.87%	to	-6.90%
December 31, 2019	273	$15.91	to	$36.59	$8,492	1.66%	0.65%	to	2.75%	23.27%	to	25.93%

	ProFund VP Rising Rates Opportunity
December 31, 2023	1,276	$1.26	to	$2.54	$1,826	0.17%	0.65%	to	2.65%	-0.93%	to	1.08%
December 31, 2022	3,154	$1.26	to	$2.55	$4,339	0.00%	0.65%	to	2.65%	54.29%	to	57.44%
December 31, 2021	2,141	$0.81	to	$1.64	$1,875	0.00%	0.65%	to	2.65%	-2.72%	to	-0.72%
December 31, 2020	1,191	$0.82	to	$1.68	$1,079	0.82%	0.65%	to	2.65%	-28.65%	to	-27.17%
December 31, 2019	1,391	$1.14	to	$2.33	$1,758	0.15%	0.65%	to	2.65%	-19.60%	to	-17.95%

	ProFund VP NASDAQ-100
December 31, 2023	540	$35.56	to	$106.19	$25,325	0.00%	0.65%	to	2.50%	48.39%	to	51.19%
December 31, 2022	524	$23.70	to	$70.41	$16,113	0.00%	0.65%	to	2.50%	-35.56%	to	-34.34%
December 31, 2021	731	$36.36	to	$107.51	$34,899	0.00%	0.65%	to	2.50%	21.69%	to	23.99%
December 31, 2020	910	$29.55	to	$86.92	$35,256	0.00%	0.65%	to	2.50%	41.93%	to	44.62%
December 31, 2019	819	$20.59	to	$60.26	$21,894	0.00%	0.65%	to	2.50%	33.29%	to	35.81%

	ProFund VP Semiconductor
December 31, 2023	156	$50.76	to	$100.06	$8,549	0.00%	0.65%	to	1.65%	90.49%	to	92.41%
December 31, 2022	101	$26.65	to	$52.13	$2,914	0.00%	0.65%	to	1.65%	-38.53%	to	-37.91%
December 31, 2021	147	$43.35	to	$84.18	$7,132	0.00%	0.65%	to	1.65%	46.04%	to	47.52%
December 31, 2020	126	$29.68	to	$57.20	$4,109	0.33%	0.65%	to	1.65%	42.46%	to	43.91%
December 31, 2019	145	$20.84	to	$24.92	$3,315	0.28%	0.65%	to	1.65%	47.30%	to	48.80%

A86

Note 7:    Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*		Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	ProFund VP Small-Cap Growth
December 31, 2023	261	$24.01	to	$53.60	$10,132	0.00%		0.65%	to	2.75%	12.04%	to	14.45%
December 31, 2022	256	$21.43	to	$46.96	$8,779	0.00%		0.65%	to	2.75%	-24.54%	to	-22.92%
December 31, 2021	370	$28.40	to	$61.07	$16,536	0.00%		0.65%	to	2.75%	17.32%	to	19.86%
December 31, 2020	399	$24.20	to	$51.08	$15,016	0.00%		0.65%	to	2.75%	14.16%	to	16.63%
December 31, 2019	414	$21.20	to	$43.91	$13,550	0.00%		0.65%	to	2.75%	15.84%	to	18.34%

	ProFund VP Short Mid-Cap
December 31, 2023	72	$0.58	to	$0.70	$47	0.50%		0.65%	to	1.65%	-10.85%	to	-9.94%
December 31, 2022	131	$0.64	to	$0.77	$93	0.00%		0.65%	to	1.65%	7.58%	to	8.66%
December 31, 2021	61	$0.60	to	$0.71	$42	0.00%		0.65%	to	1.65%	-25.33%	to	-24.56%
December 31, 2020	56	$0.80	to	$0.94	$51	0.35%		0.65%	to	1.65%	-27.86%	to	-27.12%
December 31, 2019	28	$1.11	to	$1.30	$35	0.36%		0.65%	to	1.65%	-22.47%	to	-21.68%

	ProFund VP Short NASDAQ-100
December 31, 2023	4,939	$0.15	to	$0.28	$890	0.00%		0.65%	to	2.50%	-34.08%	to	-32.81%
December 31, 2022	7,788	$0.22	to	$0.42	$2,124	0.00%		0.65%	to	2.50%	31.70%	to	34.15%
December 31, 2021	2,598	$0.17	to	$0.32	$545	0.00%		0.65%	to	2.25%	-26.82%	to	-25.60%
December 31, 2020	920	$0.23	to	$0.34	$264	0.16%		0.65%	to	2.25%	-44.06%	to	-43.15%
December 31, 2019	881	$0.41	to	$0.60	$433	0.12%		0.65%	to	2.25%	-29.67%	to	-28.53%

	ProFund VP Short Small-Cap
December 31, 2023	416	$0.58	to	$0.70	$263	0.19%		0.65%	to	1.65%	-12.35%	to	-11.45%
December 31, 2022	493	$0.66	to	$0.79	$346	0.00%		0.65%	to	1.65%	15.88%	to	17.05%
December 31, 2021	345	$0.57	to	$0.67	$208	0.00%		0.65%	to	1.65%	-20.39%	to	-19.58%
December 31, 2020	104	$0.71	to	$0.84	$81	0.28%		0.65%	to	1.65%	-33.09%	to	-32.41%
December 31, 2019	88	$1.06	to	$1.24	$103	0.05%		0.65%	to	1.65%	-22.10%	to	-21.30%

	ProFund VP Small-Cap Value
December 31, 2023	252	$19.70	to	$44.60	$7,493	0.02%		0.65%	to	2.75%	9.84%	to	12.20%
December 31, 2022	281	$17.94	to	$39.85	$7,482	0.00%	(1)	0.65%	to	2.75%	-14.82%	to	-12.98%
December 31, 2021	381	$21.06	to	$45.91	$11,759	0.09%		0.65%	to	2.75%	25.03%	to	27.72%
December 31, 2020	412	$16.84	to	$36.03	$9,928	0.03%		0.65%	to	2.75%	-1.72%	to	0.40%
December 31, 2019	360	$17.14	to	$35.98	$8,899	0.00%		0.65%	to	2.75%	19.19%	to	21.77%

	ProFund VP Technology
December 31, 2023	230	$32.76	to	$98.00	$8,818	0.00%		0.65%	to	1.65%	55.35%	to	56.93%
December 31, 2022	240	$21.03	to	$62.61	$5,861	0.00%		0.65%	to	1.65%	-36.78%	to	-36.14%
December 31, 2021	347	$33.19	to	$98.29	$13,299	0.00%		0.65%	to	1.65%	32.73%	to	34.08%
December 31, 2020	414	$24.94	to	$73.49	$11,748	0.00%		0.65%	to	1.65%	42.42%	to	43.86%
December 31, 2019	458	$17.47	to	$51.21	$9,172	0.00%		0.65%	to	1.65%	42.79%	to	44.24%

	ProFund VP Communication Services
December 31, 2023	275	$8.47	to	$22.14	$3,300	0.98%		0.65%	to	2.75%	28.21%	to	30.96%
December 31, 2022	207	$6.52	to	$16.65	$1,924	1.91%		0.65%	to	2.75%	-23.38%	to	-21.73%
December 31, 2021	307	$8.39	to	$21.32	$3,770	1.11%		0.65%	to	2.75%	15.16%	to	17.64%
December 31, 2020	333	$7.18	to	$18.17	$3,519	0.95%		0.65%	to	2.75%	0.31%	to	2.48%
December 31, 2019	337	$7.06	to	$17.77	$3,497	3.09%		0.65%	to	2.75%	11.61%	to	14.02%

	ProFund VP UltraMid-Cap
December 31, 2023	126	$47.93	to	$99.60	$7,010	0.00%		0.65%	to	2.50%	19.16%	to	21.42%
December 31, 2022	115	$40.22	to	$82.24	$5,442	0.00%		0.65%	to	2.50%	-33.86%	to	-32.61%
December 31, 2021	142	$60.82	to	$122.34	$10,093	0.00%		0.65%	to	2.50%	43.00%	to	45.72%
December 31, 2020	165	$42.44	to	$84.17	$8,386	0.24%		0.65%	to	2.45%	2.64%	to	4.54%
December 31, 2019	209	$41.01	to	$80.72	$10,301	0.00%		0.65%	to	2.45%	44.17%	to	46.83%

	ProFund VP UltraNASDAQ-100
December 31, 2023	1,864	$27.32	to	$452.88	$64,198	0.00%		0.65%	to	1.65%	111.93%	to	114.07%
December 31, 2022	1,332	$12.86	to	$212.09	$20,529	0.00%		0.65%	to	1.65%	-61.58%	to	-61.18%
December 31, 2021	2,195	$33.38	to	$547.78	$89,893	0.00%		0.65%	to	1.65%	50.00%	to	51.52%
December 31, 2020	2,579	$22.20	to	$362.44	$73,099	0.00%		0.65%	to	1.65%	83.22%	to	85.08%
December 31, 2019	2,456	$12.09	to	$196.32	$37,197	0.00%		0.65%	to	1.65%	76.70%	to	78.50%
A87

Note 7:    Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	ProFund VP UltraSmall-Cap
December 31, 2023	163	$23.67	to	$55.29	$4,305	0.00%	0.65%	to	1.65%	20.41%	to	21.64%
December 31, 2022	143	$19.61	to	$45.57	$3,167	0.00%	0.65%	to	1.65%	-44.61%	to	-44.05%
December 31, 2021	186	$35.31	to	$81.66	$7,316	0.00%	0.65%	to	1.65%	21.27%	to	22.50%
December 31, 2020	193	$29.05	to	$66.83	$6,274	0.13%	0.65%	to	1.65%	14.47%	to	15.63%
December 31, 2019	225	$25.31	to	$57.94	$6,302	0.00%	0.65%	to	1.65%	44.90%	to	46.37%

	ProFund VP Utilities
December 31, 2023	391	$18.75	to	$42.56	$10,225	1.32%	0.65%	to	2.75%	-11.10%	to	-9.18%
December 31, 2022	558	$21.09	to	$46.98	$16,102	1.03%	0.65%	to	2.75%	-2.99%	to	-0.90%
December 31, 2021	545	$21.74	to	$47.52	$15,808	1.50%	0.65%	to	2.75%	12.24%	to	14.66%
December 31, 2020	658	$19.37	to	$41.55	$16,954	1.57%	0.65%	to	2.75%	-5.08%	to	-3.03%
December 31, 2019	768	$20.41	to	$42.96	$20,591	1.55%	0.65%	to	2.75%	19.50%	to	22.08%

	ProFund VP Large-Cap Growth
December 31, 2023	400	$31.91	to	$55.52	$16,042	0.00%	0.65%	to	2.50%	24.68%	to	27.04%
December 31, 2022	351	$25.59	to	$43.88	$11,187	0.00%	0.65%	to	2.50%	-32.37%	to	-31.09%
December 31, 2021	455	$37.84	to	$63.94	$21,195	0.00%	0.65%	to	2.50%	26.62%	to	29.02%
December 31, 2020	503	$29.89	to	$49.76	$18,325	0.00%	0.65%	to	2.50%	27.66%	to	30.08%
December 31, 2019	640	$23.41	to	$38.41	$18,095	0.00%	0.65%	to	2.50%	25.67%	to	28.05%

	ProFund VP Large-Cap Value
December 31, 2023	398	$20.47	to	$38.16	$10,294	0.48%	0.65%	to	2.50%	17.10%	to	19.31%
December 31, 2022	465	$17.48	to	$32.25	$10,117	0.48%	0.65%	to	2.50%	-9.15%	to	-7.43%
December 31, 2021	438	$19.24	to	$32.50	$10,424	0.99%	0.65%	to	2.50%	19.85%	to	22.13%
December 31, 2020	537	$16.05	to	$26.99	$10,559	1.14%	0.65%	to	2.50%	-2.56%	to	-0.71%
December 31, 2019	658	$16.48	to	$29.43	$13,042	0.94%	0.65%	to	2.50%	26.53%	to	28.93%

	Rydex VT Nova Fund
December 31, 2023	46	$30.22	to	$33.39	$1,383	0.00%	1.00%	to	1.40%	33.19%	to	33.73%
December 31, 2022	48	$22.69	to	$24.97	$1,090	0.41%	1.00%	to	1.40%	-31.24%	to	-30.96%
December 31, 2021	53	$33.00	to	$36.17	$1,756	0.35%	1.00%	to	1.40%	40.20%	to	40.76%
December 31, 2020	58	$23.54	to	$25.70	$1,369	0.91%	1.00%	to	1.40%	18.35%	to	18.83%
December 31, 2019	68	$19.89	to	$23.26	$1,343	1.11%	0.65%	to	1.40%	43.01%	to	44.10%

	Rydex VT NASDAQ-100® Fund
December 31, 2023	223	$43.75	to	$96.87	$9,806	0.00%	0.65%	to	1.65%	50.70%	to	52.23%
December 31, 2022	243	$28.96	to	$64.28	$7,053	0.00%	0.65%	to	1.65%	-35.23%	to	-34.57%
December 31, 2021	271	$44.59	to	$99.24	$12,096	0.00%	0.65%	to	1.65%	23.47%	to	24.73%
December 31, 2020	317	$36.02	to	$80.37	$11,444	0.29%	0.65%	to	1.65%	42.57%	to	44.02%
December 31, 2019	362	$25.20	to	$56.37	$9,143	0.13%	0.65%	to	1.65%	34.60%	to	35.97%

	Rydex VT Inverse S&P 500® Strategy Fund
December 31, 2023	8	$0.85	to	$0.94	$7	2.92%	1.00%	to	1.40%	-16.14%	to	-15.80%
December 31, 2022	14	$1.01	to	$1.11	$14	0.00%	1.00%	to	1.40%	14.97%	to	15.42%
December 31, 2021	14	$0.88	to	$0.96	$13	0.00%	1.00%	to	1.40%	-25.50%	to	-25.20%
December 31, 2020	11	$1.18	to	$1.29	$13	0.69%	1.00%	to	1.40%	-26.07%	to	-25.77%
December 31, 2019	9	$1.60	to	$1.74	$15	0.84%	1.00%	to	1.40%	-23.99%	to	-23.68%

	Invesco V.I. Health Care Fund (Series I)
December 31, 2023	420	$26.48	to	$48.24	$17,162	0.00%	0.65%	to	2.65%	0.30%	to	2.35%
December 31, 2022	480	$26.40	to	$47.13	$19,307	0.00%	0.65%	to	2.65%	-15.61%	to	-13.88%
December 31, 2021	543	$31.28	to	$54.73	$25,409	0.20%	0.65%	to	2.65%	9.32%	to	11.57%
December 31, 2020	610	$28.61	to	$49.05	$25,813	0.30%	0.65%	to	2.65%	11.43%	to	13.72%
December 31, 2019	734	$25.68	to	$43.14	$27,310	0.04%	0.65%	to	2.65%	28.99%	to	31.64%

	Invesco V.I. Technology Fund (Series I)
December 31, 2023	810	$14.13	to	$63.77	$18,043	0.00%	0.65%	to	1.75%	44.38%	to	45.99%
December 31, 2022	912	$9.74	to	$43.79	$14,015	0.00%	0.65%	to	1.75%	-41.00%	to	-40.34%
December 31, 2021	1,010	$16.43	to	$73.59	$26,487	0.00%	0.65%	to	1.75%	12.41%	to	13.67%
December 31, 2020	1,159	$14.54	to	$64.90	$27,009	0.00%	0.65%	to	1.75%	43.56%	to	45.17%
December 31, 2019	1,292	$10.08	to	$27.81	$20,903	0.00%	0.65%	to	1.75%	33.50%	to	35.00%

A88

Note 7:    Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	Allspring VT Index Asset Allocation Fund (Class 2)
December 31, 2023	219	$34.49	to	$64.60	$14,159	0.96%	1.40%	to	1.65%	14.78%	to	15.07%
December 31, 2022	239	$30.05	to	$56.14	$13,388	0.63%	1.40%	to	1.65%	-18.39%	to	-18.18%
December 31, 2021	268	$36.82	to	$68.61	$18,374	0.58%	1.40%	to	1.65%	14.08%	to	14.37%
December 31, 2020	295	$32.28	to	$59.99	$17,652	0.82%	1.40%	to	1.65%	14.67%	to	14.96%
December 31, 2019	323	$28.15	to	$52.19	$16,818	1.08%	1.40%	to	1.65%	18.17%	to	18.47%

	Allspring VT International Equity Fund (Class 2)
December 31, 2023	17	$10.47	to	$17.42	$194	1.45%	1.40%	to	1.90%	13.37%	to	13.95%
December 31, 2022	18	$9.19	to	$15.33	$174	3.65%	1.40%	to	1.90%	-13.56%	to	-13.12%
December 31, 2021	19	$10.58	to	$17.69	$210	1.09%	1.40%	to	1.90%	4.84%	to	5.37%
December 31, 2020	20	$10.04	to	$16.83	$213	2.56%	1.40%	to	1.90%	2.94%	to	3.46%
December 31, 2019	22	$9.70	to	$16.31	$223	3.57%	1.40%	to	1.90%	13.29%	to	13.87%

	Allspring VT Small Cap Growth Fund (Class 2)
December 31, 2023	27	$33.91	to	$54.79	$911	0.00%	1.40%	to	1.65%	2.39%	to	2.65%
December 31, 2022	31	$33.04	to	$53.51	$1,027	0.00%	1.40%	to	1.65%	-35.50%	to	-35.34%
December 31, 2021	35	$51.09	to	$82.96	$1,777	0.00%	1.40%	to	1.65%	5.86%	to	6.13%
December 31, 2020	40	$48.14	to	$78.37	$1,946	0.00%	1.40%	to	1.65%	55.18%	to	55.58%
December 31, 2019	42	$30.94	to	$50.50	$1,305	0.00%	1.40%	to	1.65%	22.77%	to	23.08%

	AST Prudential Growth Allocation Portfolio
December 31, 2023	138,759	$14.02	to	$28.35	$2,684,318	0.00%	0.65%	to	3.05%	14.47%	to	17.29%
December 31, 2022	133,485	$12.22	to	$24.27	$2,210,442	0.00%	0.65%	to	3.05%	-20.79%	to	-18.83%
December 31, 2021	193,479	$15.40	to	$30.02	$3,982,816	0.00%	0.65%	to	3.05%	13.14%	to	15.94%
December 31, 2020	214,233	$13.58	to	$26.00	$3,823,995	0.00%	0.65%	to	3.05%	2.63%	to	5.17%
December 31, 2019	242,580	$13.21	to	$24.82	$4,098,141	0.00%	0.65%	to	3.05%	15.54%	to	18.40%

	AST Advanced Strategies Portfolio
December 31, 2023	44,733	$16.70	to	$30.04	$1,033,799	0.00%	0.65%	to	3.05%	11.00%	to	13.74%
December 31, 2022	49,369	$15.02	to	$26.52	$1,008,311	0.00%	0.65%	to	3.05%	-19.16%	to	-17.16%
December 31, 2021	61,573	$18.54	to	$32.14	$1,530,769	0.00%	0.65%	to	3.05%	10.36%	to	13.09%
December 31, 2020	68,669	$16.76	to	$28.53	$1,519,030	0.00%	0.65%	to	3.05%	7.31%	to	9.96%
December 31, 2019	77,642	$15.59	to	$26.05	$1,564,074	0.00%	0.65%	to	3.05%	18.14%	to	21.07%

	AST Investment Grade Bond Portfolio
December 31, 2023	155,507	$13.74	to	$19.65	$2,714,068	0.00%	0.65%	to	2.45%	3.88%	to	5.80%
December 31, 2022	211,622	$13.22	to	$18.57	$3,529,367	0.00%	0.65%	to	2.45%	-15.93%	to	-14.38%
December 31, 2021	34,563	$15.73	to	$21.69	$675,550	0.00%	0.65%	to	2.45%	-4.56%	to	-2.80%
December 31, 2020	42,948	$16.48	to	$22.32	$870,340	0.00%	0.65%	to	2.45%	13.61%	to	15.71%
December 31, 2019	67,176	$14.51	to	$19.29	$1,180,706	0.00%	0.65%	to	2.45%	8.51%	to	10.51%

	AST Cohen & Steers Global Realty Portfolio (merged January 20, 2023)
December 31, 2023	—	$13.17	to	$27.32	$—	0.00%	0.65%	to	3.05%	5.92%	to	6.07%
December 31, 2022	1,040	$11.98	to	$25.76	$16,015	0.00%	0.65%	to	3.05%	-27.71%	to	-25.92%
December 31, 2021	1,483	$16.38	to	$34.91	$31,097	0.00%	0.65%	to	2.65%	23.54%	to	26.07%
December 31, 2020	1,727	$13.26	to	$27.81	$28,856	0.00%	0.65%	to	2.65%	-5.52%	to	-3.58%
December 31, 2019	1,862	$14.03	to	$28.95	$31,937	0.00%	0.65%	to	2.65%	21.81%	to	24.31%

	AST Emerging Markets Equity Portfolio
December 31, 2023	6,278	$7.16	to	$14.91	$58,772	0.00%	0.65%	to	2.65%	9.35%	to	11.59%
December 31, 2022	6,682	$6.55	to	$13.41	$56,114	0.00%	0.65%	to	2.65%	-23.79%	to	-22.22%
December 31, 2021	10,304	$8.59	to	$17.32	$112,133	0.00%	0.65%	to	2.65%	-2.46%	to	-0.46%
December 31, 2020	10,361	$8.81	to	$17.47	$113,560	0.00%	0.65%	to	3.05%	0.89%	to	3.38%
December 31, 2019	9,956	$8.70	to	$16.96	$105,002	0.00%	0.65%	to	3.05%	9.89%	to	12.61%

	Allspring VT Discovery All Cap Growth Fund (Class 2)
December 31, 2023	38	$42.15	to	$43.61	$1,634	0.00%	1.40%	to	1.65%	30.98%	to	31.31%
December 31, 2022	41	$32.18	to	$33.21	$1,355	0.00%	1.40%	to	1.65%	-38.24%	to	-38.08%
December 31, 2021	45	$50.01	to	$53.64	$2,414	0.00%	1.40%	to	2.00%	12.67%	to	13.36%
December 31, 2020	53	$44.39	to	$47.31	$2,487	0.00%	1.40%	to	2.00%	40.32%	to	41.18%
December 31, 2019	74	$31.63	to	$33.51	$2,489	0.00%	1.40%	to	2.00%	34.31%	to	35.13%

A89

Note 7:    Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	Allspring VT Discovery All Cap Growth Fund (Class 1)
December 31, 2023	279	$37.72	to	$81.80	$12,639	0.00%	0.65%	to	2.65%	29.97%	to	32.63%
December 31, 2022	302	$28.65	to	$61.83	$10,465	0.00%	0.65%	to	2.75%	-38.78%	to	-37.45%
December 31, 2021	364	$46.16	to	$99.11	$20,626	0.00%	0.65%	to	2.75%	12.10%	to	14.52%
December 31, 2020	414	$40.61	to	$86.76	$20,768	0.00%	0.65%	to	2.75%	39.47%	to	42.48%
December 31, 2019	488	$28.72	to	$61.05	$17,421	0.00%	0.65%	to	2.75%	33.62%	to	36.50%

	Allspring VT Small Cap Growth Fund (Class 1)
December 31, 2023	284	$26.54	to	$34.19	$8,901	0.00%	0.65%	to	2.50%	1.75%	to	3.68%
December 31, 2022	306	$26.09	to	$32.97	$9,316	0.00%	0.65%	to	2.50%	-35.94%	to	-34.73%
December 31, 2021	344	$40.72	to	$50.51	$16,148	0.00%	0.65%	to	2.50%	5.23%	to	7.23%
December 31, 2020	420	$38.70	to	$47.11	$18,548	0.00%	0.65%	to	2.50%	54.15%	to	57.07%
December 31, 2019	451	$25.11	to	$29.99	$12,734	0.00%	0.65%	to	2.50%	22.18%	to	24.50%

	Allspring VT International Equity Fund (Class 1)
December 31, 2023	299	$12.21	to	$23.49	$6,410	1.75%	0.65%	to	2.75%	12.63%	to	15.05%
December 31, 2022	308	$10.84	to	$20.41	$5,741	4.02%	0.65%	to	2.75%	-13.91%	to	-12.06%
December 31, 2021	352	$12.59	to	$23.21	$7,522	1.36%	0.65%	to	2.75%	4.43%	to	6.69%
December 31, 2020	404	$12.06	to	$21.76	$8,135	2.91%	0.65%	to	2.75%	2.00%	to	4.21%
December 31, 2019	489	$11.82	to	$20.88	$9,518	4.16%	0.65%	to	2.75%	12.33%	to	14.75%

	AST Bond Portfolio 2022 (liquidated January 3, 2023)
December 31, 2023	—	$11.34	to	$12.81	$—	0.00%	1.25%	to	2.25%	0.02%	to	0.03%
December 31, 2022	6	$10.27	to	$13.20	$78	0.00%	1.00%	to	3.05%	-3.69%	to	-1.66%
December 31, 2021	4,590	$10.66	to	$13.42	$55,275	0.00%	1.00%	to	3.05%	-3.95%	to	-1.92%
December 31, 2020	1,397	$11.10	to	$13.68	$17,609	0.00%	1.00%	to	3.05%	1.80%	to	3.96%
December 31, 2019	1,830	$10.90	to	$13.16	$22,267	0.00%	1.00%	to	3.05%	2.66%	to	4.83%

	AST Quantitative Modeling Portfolio
December 31, 2023	1,802	$16.35	to	$21.42	$36,051	0.00%	0.65%	to	2.75%	14.26%	to	16.71%
December 31, 2022	2,149	$14.31	to	$18.36	$37,161	0.00%	0.65%	to	2.75%	-20.98%	to	-19.28%
December 31, 2021	2,579	$18.11	to	$22.74	$55,720	0.00%	0.65%	to	2.75%	12.27%	to	14.69%
December 31, 2020	3,353	$16.13	to	$19.83	$63,752	0.00%	0.65%	to	2.75%	8.51%	to	10.85%
December 31, 2019	5,311	$14.86	to	$17.89	$91,510	0.00%	0.65%	to	2.75%	17.87%	to	20.42%

	AST BlackRock Global Strategies Portfolio (merged January 20, 2023)
December 31, 2023	—	$11.37	to	$14.60	$—	0.00%	0.65%	to	2.75%	3.22%	to	3.34%
December 31, 2022	4,241	$11.01	to	$14.13	$55,123	0.00%	0.65%	to	2.75%	-19.25%	to	-17.51%
December 31, 2021	6,381	$13.64	to	$17.13	$101,481	0.00%	0.65%	to	2.75%	8.61%	to	10.95%
December 31, 2020	6,822	$12.19	to	$15.44	$98,326	0.00%	0.65%	to	3.05%	1.54%	to	4.06%
December 31, 2019	7,572	$12.00	to	$14.84	$105,246	0.00%	0.65%	to	3.05%	14.03%	to	16.86%

	Invesco V.I. Diversified Dividend Fund (Series I)
December 31, 2023	585	$21.36	to	$27.99	$15,074	2.01%	0.65%	to	2.75%	6.06%	to	8.34%
December 31, 2022	624	$20.14	to	$25.84	$14,942	1.81%	0.65%	to	2.75%	-4.38%	to	-2.32%
December 31, 2021	647	$21.06	to	$26.45	$15,978	2.08%	0.65%	to	2.75%	15.63%	to	18.12%
December 31, 2020	774	$18.21	to	$22.39	$16,298	3.05%	0.65%	to	2.75%	-2.61%	to	-0.51%
December 31, 2019	924	$18.70	to	$22.51	$19,684	2.74%	0.65%	to	2.75%	21.65%	to	24.28%

	Columbia Variable Portfolio - U.S. Government Mortgage Fund (Class 1)
December 31, 2023	13	$10.38	to	$10.38	$131	2.79%	1.00%	to	1.00%	4.65%	to	4.65%
December 31, 2022	14	$9.92	to	$9.92	$142	1.98%	1.00%	to	1.00%	-15.00%	to	-15.00%
December 31, 2021	19	$11.67	to	$11.67	$223	1.98%	1.00%	to	1.00%	-1.94%	to	-1.94%
December 31, 2020	28	$11.90	to	$11.90	$328	2.62%	1.00%	to	1.00%	4.04%	to	4.04%
December 31, 2019	28	$11.44	to	$11.44	$318	2.75%	1.00%	to	1.00%	5.67%	to	5.67%

	Columbia Variable Portfolio - Large Cap Growth Fund (Class 1)
December 31, 2023	130	$43.76	to	$43.76	$5,678	0.00%	1.00%	to	1.00%	41.74%	to	41.74%
December 31, 2022	143	$30.88	to	$30.88	$4,416	0.00%	1.00%	to	1.00%	-32.07%	to	-32.07%
December 31, 2021	159	$45.45	to	$45.45	$7,204	0.00%	1.00%	to	1.00%	27.45%	to	27.45%
December 31, 2020	172	$35.66	to	$35.66	$6,127	0.00%	1.00%	to	1.00%	33.39%	to	33.39%
December 31, 2019	195	$26.74	to	$26.74	$5,211	0.00%	1.00%	to	1.00%	34.54%	to	34.54%

A90

Note 7:    Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	Allspring VT Opportunity Fund (Class 1)
December 31, 2023	55	$37.58	to	$37.58	$2,063	0.00%	1.40%	to	1.40%	25.06%	to	25.06%
December 31, 2022	65	$30.05	to	$30.05	$1,952	0.00%	1.40%	to	1.40%	-21.72%	to	-21.72%
December 31, 2021	72	$38.39	to	$38.39	$2,777	0.24%	1.40%	to	1.40%	23.31%	to	23.31%
December 31, 2020	83	$30.40	to	$31.13	$2,588	0.70%	1.40%	to	1.65%	19.32%	to	19.63%
December 31, 2019	95	$25.48	to	$26.02	$2,467	0.56%	1.40%	to	1.65%	29.64%	to	29.96%

	Allspring VT Opportunity Fund (Class 2)
December 31, 2023	135	$36.44	to	$36.44	$4,910	0.00%	1.40%	to	1.40%	24.73%	to	24.73%
December 31, 2022	149	$29.21	to	$29.21	$4,345	0.00%	1.40%	to	1.40%	-21.91%	to	-21.91%
December 31, 2021	162	$37.41	to	$37.41	$6,053	0.04%	1.40%	to	1.40%	23.03%	to	23.03%
December 31, 2020	173	$30.41	to	$30.41	$5,255	0.44%	1.40%	to	1.40%	19.31%	to	19.31%
December 31, 2019	184	$25.49	to	$25.49	$4,682	0.28%	1.40%	to	1.40%	29.63%	to	29.63%

	AST Bond Portfolio 2023
December 31, 2023	26	$8.95	to	$11.51	$273	0.00%	1.00%	to	3.05%	2.82%	to	4.99%
December 31, 2022	6,947	$8.71	to	$10.96	$69,739	0.00%	1.00%	to	3.05%	-6.63%	to	-4.66%
December 31, 2021	1,314	$9.62	to	$11.49	$14,597	0.00%	1.00%	to	2.75%	-4.41%	to	-2.68%
December 31, 2020	1,622	$10.06	to	$11.81	$18,541	0.00%	1.00%	to	2.75%	3.84%	to	5.71%
December 31, 2019	2,080	$9.45	to	$11.17	$22,614	0.00%	1.00%	to	3.05%	3.26%	to	5.44%

	AST MFS Growth Allocation Portfolio (merged February 24, 2023)
December 31, 2023	—	$13.50	to	$17.60	$—	0.00%	0.65%	to	3.05%	2.82%	to	3.21%
December 31, 2022	7,860	$13.13	to	$17.05	$123,624	0.00%	0.65%	to	3.05%	-20.38%	to	-18.41%
December 31, 2021	9,859	$16.49	to	$20.90	$191,470	0.00%	0.65%	to	3.05%	11.34%	to	14.09%
December 31, 2020	10,350	$14.81	to	$18.32	$177,604	0.00%	0.65%	to	3.05%	6.52%	to	9.16%
December 31, 2019	10,054	$13.91	to	$16.78	$159,067	0.00%	0.65%	to	3.05%	19.02%	to	21.96%

	AST Western Asset Emerging Markets Debt Portfolio (merged March 10, 2023)
December 31, 2023	—	$9.21	to	$10.36	$—	0.00%	0.65%	to	1.75%	3.62%	to	3.84%
December 31, 2022	206	$8.88	to	$9.97	$2,043	0.00%	0.65%	to	1.75%	-17.65%	to	-16.73%
December 31, 2021	192	$10.79	to	$11.98	$2,277	0.00%	0.65%	to	1.75%	-4.74%	to	-3.68%
December 31, 2020	292	$11.33	to	$12.43	$3,549	0.00%	0.65%	to	1.75%	5.57%	to	6.75%
December 31, 2019	302	$10.73	to	$11.65	$3,450	0.00%	0.65%	to	1.75%	12.84%	to	14.10%

	AST Bond Portfolio 2024
December 31, 2023	4,054	$8.69	to	$10.94	$40,432	0.00%	1.00%	to	3.05%	2.49%	to	4.66%
December 31, 2022	387	$8.84	to	$10.46	$3,783	0.00%	1.00%	to	2.65%	-9.09%	to	-7.56%
December 31, 2021	350	$9.63	to	$11.31	$3,660	0.00%	1.00%	to	2.75%	-5.05%	to	-3.34%
December 31, 2020	654	$9.90	to	$11.70	$7,133	0.00%	1.00%	to	3.05%	5.34%	to	7.57%
December 31, 2019	1,666	$9.40	to	$10.88	$17,060	0.00%	1.00%	to	3.05%	4.67%	to	6.88%

	AST ClearBridge Dividend Growth Portfolio
December 31, 2023	2,354	$22.77	to	$28.71	$63,381	0.00%	0.65%	to	2.75%	11.19%	to	13.58%
December 31, 2022	2,350	$20.48	to	$25.27	$56,105	0.00%	0.65%	to	2.75%	-10.08%	to	-8.15%
December 31, 2021	2,790	$22.77	to	$27.51	$72,765	0.00%	0.65%	to	2.75%	23.04%	to	25.70%
December 31, 2020	3,037	$18.51	to	$21.89	$63,514	0.00%	0.65%	to	2.75%	1.85%	to	4.05%
December 31, 2019	3,183	$17.79	to	$21.04	$63,987	0.00%	0.65%	to	3.05%	27.04%	to	30.18%

	Columbia Variable Portfolio - Government Money Market Fund (Class 1)
December 31, 2023	271	$9.65	to	$9.92	$2,686	4.63%	1.00%	to	1.25%	3.42%	to	3.68%
December 31, 2022	301	$9.33	to	$9.56	$2,877	1.19%	1.00%	to	1.25%	-0.06%	to	0.20%
December 31, 2021	296	$9.34	to	$9.55	$2,830	0.01%	1.00%	to	1.25%	-1.24%	to	-0.99%
December 31, 2020	372	$9.45	to	$9.64	$3,583	0.09%	1.00%	to	1.25%	-0.98%	to	-0.73%
December 31, 2019	77	$9.55	to	$9.71	$749	1.86%	1.00%	to	1.25%	0.58%	to	0.83%

	Columbia Variable Portfolio - Income Opportunities Fund (Class 1)
December 31, 2023	9	$13.85	to	$13.85	$123	5.17%	1.00%	to	1.00%	10.45%	to	10.45%
December 31, 2022	10	$12.54	to	$12.54	$124	5.36%	1.00%	to	1.00%	-10.91%	to	-10.91%
December 31, 2021	10	$14.07	to	$14.07	$147	9.10%	1.00%	to	1.00%	3.45%	to	3.45%
December 31, 2020	11	$13.60	to	$13.60	$148	4.75%	1.00%	to	1.00%	4.84%	to	4.84%
December 31, 2019	13	$12.97	to	$12.97	$165	5.11%	1.00%	to	1.00%	15.30%	to	15.30%
A91

Note 7:    Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST Large-Cap Core Portfolio
December 31, 2023	4,607	$23.31	to	$29.28	$127,099	0.00%	0.65%	to	2.75%	19.73%	to	22.30%
December 31, 2022	4,857	$19.47	to	$23.94	$110,138	0.00%	0.65%	to	2.75%	-19.27%	to	-17.53%
December 31, 2021	6,174	$24.12	to	$29.03	$170,350	0.00%	0.65%	to	2.75%	24.33%	to	27.01%
December 31, 2020	289	$19.86	to	$22.86	$6,307	0.00%	0.65%	to	2.45%	8.42%	to	10.42%
December 31, 2019	153	$18.07	to	$20.70	$3,013	0.00%	0.65%	to	2.65%	21.87%	to	24.38%

	AST Bond Portfolio 2025
December 31, 2023	250	$10.45	to	$12.49	$2,830	0.00%	1.00%	to	2.75%	2.92%	to	4.77%
December 31, 2022	388	$10.15	to	$11.92	$4,288	0.00%	1.00%	to	2.75%	-11.25%	to	-9.65%
December 31, 2021	93	$11.16	to	$13.20	$1,139	0.00%	1.00%	to	3.05%	-5.82%	to	-3.82%
December 31, 2020	479	$11.85	to	$13.72	$6,126	0.00%	1.00%	to	3.05%	7.95%	to	10.23%
December 31, 2019	2,157	$10.98	to	$12.45	$25,283	0.00%	1.00%	to	3.05%	5.40%	to	7.63%

	AST Bond Portfolio 2026
December 31, 2023	1,901	$8.78	to	$10.60	$18,838	0.00%	1.00%	to	3.05%	2.71%	to	4.88%
December 31, 2022	2,288	$8.55	to	$10.10	$21,572	0.00%	1.00%	to	3.05%	-13.40%	to	-11.58%
December 31, 2021	2,372	$9.87	to	$11.43	$25,560	0.00%	1.00%	to	3.05%	-6.78%	to	-4.80%
December 31, 2020	3,635	$10.59	to	$12.00	$41,514	0.00%	1.00%	to	3.05%	7.30%	to	9.57%
December 31, 2019	7,987	$9.87	to	$10.96	$84,521	0.00%	1.00%	to	3.05%	6.67%	to	8.93%

	AST Bond Portfolio 2027
December 31, 2023	4,227	$8.67	to	$10.24	$40,314	0.00%	1.00%	to	3.05%	2.30%	to	4.46%
December 31, 2022	4,736	$8.47	to	$9.81	$43,546	0.00%	1.00%	to	3.05%	-15.36%	to	-13.57%
December 31, 2021	3,610	$10.01	to	$11.34	$38,850	0.00%	1.00%	to	3.05%	-7.50%	to	-5.55%
December 31, 2020	4,852	$10.82	to	$12.01	$55,824	0.00%	1.00%	to	3.05%	8.46%	to	10.75%
December 31, 2019	5,790	$9.97	to	$10.85	$61,041	0.00%	1.00%	to	3.05%	7.31%	to	9.58%

	NVIT Emerging Markets Fund (Class D)
December 31, 2023	1,413	$9.01	to	$10.79	$14,501	1.41%	0.65%	to	3.05%	0.65%	to	3.13%
December 31, 2022	1,362	$8.95	to	$10.47	$13,686	0.16%	0.65%	to	3.05%	-27.28%	to	-25.48%
December 31, 2021	1,550	$12.51	to	$14.04	$21,041	0.93%	0.65%	to	2.75%	-10.13%	to	-8.19%
December 31, 2020	1,824	$13.92	to	$15.30	$27,146	1.59%	0.65%	to	2.75%	9.82%	to	12.19%
December 31, 2019	2,230	$12.68	to	$13.63	$29,747	2.05%	0.65%	to	2.75%	19.21%	to	21.79%

	AST Bond Portfolio 2028
December 31, 2023	6,127	$8.94	to	$10.35	$60,054	0.00%	1.00%	to	3.05%	2.30%	to	4.46%
December 31, 2022	7,615	$8.74	to	$9.90	$71,913	0.00%	1.00%	to	3.05%	-16.67%	to	-14.91%
December 31, 2021	5,445	$10.48	to	$11.64	$60,975	0.00%	1.00%	to	3.05%	-7.37%	to	-5.41%
December 31, 2020	6	$11.50	to	$12.30	$71	0.00%	1.00%	to	2.65%	11.64%	to	13.54%
December 31, 2019	1,044	$10.18	to	$10.84	$11,171	0.00%	1.00%	to	3.05%	8.19%	to	10.47%

	AST Bond Portfolio 2029
December 31, 2023	350	$9.36	to	$10.25	$3,349	0.00%	1.00%	to	2.50%	2.99%	to	4.57%
December 31, 2022	503	$9.01	to	$9.80	$4,666	0.00%	1.00%	to	2.65%	-18.20%	to	-16.81%
December 31, 2021	—	$10.82	to	$11.79	$—	0.00%	1.00%	to	3.10%	-7.47%	to	-5.47%	(2)
December 31, 2020	—	$11.71	to	$12.47	$—	0.00%	1.00%	to	3.05%	12.75%	to	15.13%
December 31, 2019	2,379	$10.38	to	$10.83	$25,528	0.00%	1.00%	to	3.05%	8.87%	to	11.17%

	AST Bond Portfolio 2030 (available January 2, 2019)
December 31, 2023	4,175	$9.39	to	$10.42	$42,281	0.00%	1.00%	to	3.05%	2.18%	to	4.33%
December 31, 2022	4,160	$9.19	to	$9.99	$40,749	0.00%	1.00%	to	3.05%	-19.66%	to	-17.96%
December 31, 2021	4,328	$11.44	to	$12.18	$51,992	0.00%	1.00%	to	3.05%	-7.12%	to	-5.16%
December 31, 2020	6,897	$12.31	to	$12.84	$87,755	0.00%	1.00%	to	3.05%	11.02%	to	13.37%
December 31, 2019	1,454	$11.13	to	$11.33	$16,373	0.00%	1.00%	to	2.75%	11.25%	to	13.26%

	AST Bond Portfolio 2031 (available January 2, 2020)
December 31, 2023	3,812	$8.16	to	$8.87	$32,975	0.00%	1.00%	to	3.05%	2.16%	to	4.31%
December 31, 2022	4,522	$7.98	to	$8.50	$37,723	0.00%	1.00%	to	3.05%	-21.21%	to	-19.55%
December 31, 2021	3,392	$10.13	to	$10.57	$35,400	0.00%	1.00%	to	3.05%	-7.68%	to	-5.72%
December 31, 2020	6,403	$10.97	to	$11.21	$71,411	0.00%	1.00%	to	3.05%	9.77%	to	12.08%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
A92

Note 7:    Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*		Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	MFS® International Growth Portfolio (Service Class) (available May 18, 2020)
December 31, 2023	16	$13.63	to	$13.68	$216	0.51%		1.20%	to	1.30%	12.91%	to	13.03%
December 31, 2022	49	$12.07	to	$12.10	$594	0.27%		1.20%	to	1.30%	-16.28%	to	-16.20%
December 31, 2021	218	$14.42	to	$14.44	$3,151	0.46%		1.20%	to	1.30%	7.58%	to	7.68%
December 31, 2020	40	$13.40	to	$13.41	$539	0.68%		1.20%	to	1.30%	29.95%	to	30.03%
December 31, 2019	—	$—	to	$—	$—	0.00%		0.00%	to	0.00%	0.00%	to	0.00%

	MFS® Total Return Bond Series (Service Class) (available May 18, 2020)
December 31, 2023	69	$9.34	to	$9.34	$649	3.09%		1.30%	to	1.30%	5.74%	to	5.74%
December 31, 2022	316	$8.83	to	$8.86	$2,792	2.11%		1.20%	to	1.30%	-15.30%	to	-15.21%
December 31, 2021	661	$10.43	to	$10.45	$6,902	3.05%		1.20%	to	1.30%	-2.35%	to	-2.25%
December 31, 2020	179	$10.68	to	$10.69	$1,912	1.99%		1.20%	to	1.30%	6.90%	to	6.96%
December 31, 2019	—	$—	to	$—	$—	0.00%		0.00%	to	0.00%	0.00%	to	0.00%

	MFS® Total Return Series (Service Class) (available May 18, 2020)
December 31, 2023	60	$13.05	to	$13.05	$782	1.78%		1.30%	to	1.30%	8.79%	to	8.79%
December 31, 2022	66	$11.99	to	$12.03	$787	1.14%		1.20%	to	1.30%	-11.01%	to	-10.92%
December 31, 2021	704	$13.48	to	$13.50	$9,494	1.65%		1.20%	to	1.30%	12.36%	to	12.47%
December 31, 2020	99	$12.00	to	$12.00	$1,185	1.77%		1.20%	to	1.30%	17.38%	to	17.45%
December 31, 2019	—	$—	to	$—	$—	0.00%		0.00%	to	0.00%	0.00%	to	0.00%

	MFS® Value Series (Service Class) (available May 18, 2020)
December 31, 2023	186	$15.40	to	$15.46	$2,872	1.28%		1.20%	to	1.30%	6.24%	to	6.35%
December 31, 2022	226	$14.50	to	$14.54	$3,277	1.05%		1.20%	to	1.30%	-7.36%	to	-7.27%
December 31, 2021	799	$15.65	to	$15.68	$12,514	1.21%		1.20%	to	1.30%	23.53%	to	23.66%
December 31, 2020	57	$12.67	to	$12.68	$727	0.78%		1.20%	to	1.30%	21.73%	to	21.80%
December 31, 2019	—	$—	to	$—	$—	0.00%		0.00%	to	0.00%	0.00%	to	0.00%

	PSF PGIM Government Money Market Portfolio (Class III) (available May 18, 2020)
December 31, 2023	2,333	$10.25	to	$10.59	$24,712	4.53%		0.00%	to	1.30%	3.26%	to	4.62%
December 31, 2022	2,390	$9.92	to	$10.13	$24,206	0.64%		0.00%	to	1.30%	-0.10%	to	1.22%
December 31, 2021	11,017	$9.93	to	$10.00	$110,217	0.04%		0.00%	to	1.30%	-0.67%	to	0.04%
December 31, 2020	6,560	$10.00	to	$10.00	$65,602	0.00%	(1)	0.00%	to	0.00%	0.00%	to	0.00%	(1)
December 31, 2019	—	$—	to	$—	$—	0.00%		0.00%	to	0.00%	0.00%	to	0.00%

	Invesco V.I. Discovery Mid Cap Growth Fund (Series I) (available April 30, 2020)
December 31, 2023	648	$12.36	to	$13.25	$8,383	0.00%		0.65%	to	2.50%	10.33%	to	12.42%
December 31, 2022	764	$11.21	to	$11.78	$8,854	0.00%		0.65%	to	2.50%	-32.71%	to	-31.43%
December 31, 2021	910	$16.65	to	$17.18	$15,469	0.00%		0.65%	to	2.50%	16.12%	to	18.32%
December 31, 2020	1,095	$14.34	to	$14.52	$15,832	0.00%		0.65%	to	2.50%	45.78%	to	47.62%
December 31, 2019	—	$—	to	$—	$—	0.00%		0.00%	to	0.00%	0.00%	to	0.00%

	AST Global Bond Portfolio (available November 13, 2020)
December 31, 2023	8,800	$8.50	to	$9.09	$78,304	0.00%		0.65%	to	2.75%	3.37%	to	5.60%
December 31, 2022	8,383	$8.23	to	$8.61	$71,094	0.00%		0.65%	to	2.75%	-14.60%	to	-12.76%
December 31, 2021	10,543	$9.63	to	$9.87	$103,217	0.00%		0.65%	to	2.75%	-4.17%	to	-2.10%
December 31, 2020	10,803	$10.05	to	$10.08	$108,803	0.00%		0.65%	to	2.75%	0.53%	to	0.81%
December 31, 2019	—	$—	to	$—	$—	0.00%		0.00%	to	0.00%	0.00%	to	0.00%

	AST Bond Portfolio 2032 (available January 4, 2021)
December 31, 2023	6,649	$7.25	to	$7.71	$50,604	0.00%		1.00%	to	3.05%	1.96%	to	4.11%
December 31, 2022	8,949	$7.11	to	$7.41	$65,726	0.00%		1.00%	to	3.05%	-22.60%	to	-20.97%
December 31, 2021	5,609	$9.18	to	$9.38	$52,363	0.00%		1.00%	to	3.05%	-8.16%	to	-6.24%
December 31, 2020	—	$—	to	$—	$—	0.00%		0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—	$—	to	$—	$—	0.00%		0.00%	to	0.00%	0.00%	to	0.00%

	AST Bond Portfolio 2033 (available January 3, 2022)
December 31, 2023	30	$7.89	to	$8.11	$243	0.00%		1.25%	to	2.65%	1.89%	to	3.35%
December 31, 2022	65	$7.74	to	$7.85	$505	0.00%		1.25%	to	2.60%	-22.55%	to	-21.48%
December 31, 2021	—	$—	to	$—	$—	0.00%		0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2020	—	$—	to	$—	$—	0.00%		0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—	$—	to	$—	$—	0.00%		0.00%	to	0.00%	0.00%	to	0.00%

A93

Note 7:    Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST Bond Portfolio 2034 (available January 3, 2023)
December 31, 2023	3	$10.09	to	$10.27	$28	0.00%	1.00%	to	2.75%	0.89%	to	2.68%
December 31, 2022	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2021	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2020	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

*
These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying Portfolios, net of management fees assessed by the fund manager, divided by the average daily net assets. These ratios exclude those expenses, such as mortality and expense risk and administration charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying Portfolios in which the subaccount invests.

**
These amounts represent the annualized contract expenses of the Account, consisting primarily of mortality and expense risk and administration charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Portfolios are excluded.

***
These amounts represent the total returns for the periods indicated, including changes in the value of the underlying Portfolios, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Product designs within a subaccount which were offered less than one year are included in the range of total returns for that period, and their respective total returns may not correspond to the total returns of a product offering with a comparable expense ratio that was presented for the full period. Contract owners may experience different total returns based on their investment options. Subaccounts with a date notation indicate the effective date of that subaccount in the Account. Total returns for periods less than one year are not annualized. The total return is calculated for each of the five years in the period ended December 31, 2023 or for the periods indicated within.

(1)	Amount is less than 0.01%.

(2)	Total return reflects the return had there been contract owners in the subaccount during the period.

Note 8:    Charges and Expenses

The following represents the various charges and expenses of the Account. These charges and expenses were paid to PALAC prior to April 1, 2022 and to FLIAC thereafter.
Each contract funded through the Account is subject to specific fees and charges, some of which are deducted as an asset-based charge by the Account, while others are deducted either annually or at the time that certain transactions are made.
Insurance Charge - The insurance charge is the combination of the mortality and expense risk charges and the administrative charge. The insurance charge is expressed as an annual charge; however the daily equivalent is deducted on a daily basis from the net assets of each subaccount. This charge is assessed through a reduction in unit values.
Distribution Charge - The distribution charge is deducted by the Account on certain contracts for a specified period of time. The distribution charge is intended to compensate FLIAC for a portion of the acquisition expenses under the annuity, including promotion and distribution of the annuity. The distribution charge is expressed as an annual charge; however, the daily equivalent is deducted on a daily basis from the net assets of each subaccount. This charge is assessed through a reduction in unit values.
Annual Maintenance Fee - An annual maintenance fee of up to $35 is deducted at the end of each annuity year and upon surrender of the annuity. The annual maintenance fee on certain contracts may
A94

Note 8:    Charges and Expenses (continued)

be less than $35, may be zero or, under certain circumstances, may be waived based on the account value of the annuity on the anniversary date when the charge is deducted. This charge is assessed through the redemption of units.
Transfer Fees - Transfer fees are charged at a rate of $10 for each transfer after the 20th transfer in each annuity year, as set forth in the respective prospectuses. These charges are assessed through the redemption of units.
Contingent Deferred Sales Charges - Contingent deferred sales charges from 0% to 9% may apply to certain withdrawals from the annuities and upon surrender of the annuity. When applicable, contingent deferred sales charges will apply for a maximum number of years depending on the type of contract. The maximum number of years may be based on the number of years since each purchase payment is applied or from the issue date of the annuity. Certain annuities do not deduct a contingent deferred sales charge upon surrender or withdrawal. Refer to the prospectus for the contract for a complete description of the contingent deferred sales charge, as well as for any exceptions to the provision that may apply to certain withdrawals during each annuity year. These charges are assessed through the redemption of units.
Premium Taxes - Some states and municipalities impose premium taxes, which currently range up to 3.5% on variable immediate annuity contracts. Depending on the product, these charges are deducted before the net amount is allocated to the investment options in the Account or are assessed through the redemption of units at annuitization.
Optional Benefit Charges - Prior to November 18, 2002, PALAC offered certain optional benefits as riders to the various contracts where the annual charge to purchase the rider was deducted from the annuity on an annual basis in arrears. Charges on these benefits will continue to be deducted in the same manner. Effective as of November 18, 2002, PALAC, and now FLIAC, due to the sale, offers riders for optional benefits whose annual charge is deducted on a daily basis from the net assets of each subaccount. The daily charge for the optional benefits is deducted in the same manner as the insurance charge and the distribution charge (if applicable). These charges are assessed through a reduction in unit values.
The following are the base and maximum combined insurance, distribution (when applicable), and optional benefit charges of the respective contracts.

A95

Note 8:    Charges and Expenses (continued)

Products	Base	Maximum
ACN	1.40%	1.65%
Apex	1.40%	2.15%
Apex II	1.65%	3.05%
AS Cornerstone	1.15%	2.55%
AS Impact	1.00%	1.50%
AS Protector	1.40%	1.65%
ASAIA	1.25%	2.25%
ASAP	1.40%	1.65%
ASAP II	1.40%	2.15%
ASAP II Premier	1.40%	1.65%
ASAP III	0.65%	2.60%
ASL	1.40%	2.15%
ASL II	1.65%	3.05%
ASL II Premier	1.65%	2.25%
ASL Premier	1.40%	1.65%
ASVIA	1.25%	1.25%
Choice	0.90%	0.90%
Choice 2000	0.65%	2.05%
Defined Investments Annuity	1.00%	1.75%
Emerald Choice	1.40%	2.15%
Galaxy III	1.00%	1.25%
Harvester Variable Annuity	1.40%	1.65%
Harvester XTra Credit	1.40%	1.65%
Imperium	1.40%	2.15%
Optimum	0.65%	2.65%
Optimum Four	1.65%	3.05%
Optimum Plus	0.65%	3.05%
Optimum XTra	1.75%	3.10%
Prudential FlexGuard	1.20%	1.30%
Prudential FlexGuard Income	1.20%	1.30%
PSA	1.40%	1.40%
Stagecoach	1.40%	2.15%
Stagecoach Apex II	1.65%	3.00%
Stagecoach ASAP III	1.25%	2.60%
Stagecoach Extra Credit	1.40%	2.15%
Stagecoach Flex	1.40%	2.15%
Stagecoach VA+	1.40%	2.15%
Stagecoach XTra Credit SIX	1.65%	3.00%
Wells Fargo Stagecoach Apex	1.40%	2.15%
XTra Credit	1.40%	2.15%
XTra Credit EIGHT	1.75%	3.10%
XTra Credit FOUR	1.40%	2.15%
XTra Credit FOUR Premier	1.40%	1.65%
XTra Credit Premier	1.40%	1.65%
XTra Credit SIX	0.65%	3.05%

A96

Note 9:    Other

Accumulation units are the basic valuation units used to calculate a contract owner's interest allocated to the variable account before the annuitization date.

Contract owner net payments represent contract owner contributions, net of applicable deductions, charges, and state premium taxes, including amounts transferred to individual subaccounts by the general account to cover greater longevity of annuitants for contracts in payout and remittance of remediation credits to contract owners.

Annuity payments represent periodic payments distributed under the terms of the contract.

Surrenders, withdrawals and death benefits are payments to contract owners and beneficiaries made under the terms of the contracts, including amounts that contract owners have requested to be withdrawn or paid to them.

Net transfers between other subaccounts or fixed rate option are amounts that contract owners have directed to be moved among subaccounts, including permitted transfers to and from the guaranteed interest account and market value adjustment account.

Miscellaneous transactions primarily represent timing related adjustments on contract owner transactions, such as premiums, surrenders, transfers, etc. which are funded by the general account in order to maintain appropriate contract owner account balances.

Other charges are contract level charges assessed through the redemption of units as described in Note 8, Charges and Expenses.

A97

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Fortitude Life Insurance & Annuity Company and the Contract Owners of Fortitude Life Insurance & Annuity Company Variable Account B

Opinions on the Financial Statements

We have audited the accompanying statements of net assets of each of the subaccounts of Fortitude Life Insurance & Annuity Company Variable Account B in the table below as of the dates indicated in the table below, and the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of Fortitude Life Insurance & Annuity Company Variable Account B as of the dates indicated in the table below, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

AST Large-Cap Growth Portfolio (1)	ProFund VP Communication Services (1)
AST Government Money Market Portfolio (1)	ProFund VP UltraMid-Cap (1)
AST Cohen & Steers Realty Portfolio (1)	ProFund VP UltraNASDAQ-100 (1)
AST J.P. Morgan Tactical Preservation Portfolio (1)	ProFund VP UltraSmall-Cap (1)
AST High Yield Portfolio (1)	ProFund VP Utilities (1)
AST Small-Cap Value Portfolio (1)	ProFund VP Large-Cap Growth (1)
AST Mid-Cap Growth Portfolio (1)	ProFund VP Large-Cap Value (1)
AST Large-Cap Value Portfolio (1)	Rydex VT Nova Fund (1)
AST Mid-Cap Value Portfolio (1)	Rydex VT NASDAQ-100® Fund (1)
AST Small-Cap Growth Portfolio (1)	Rydex VT Inverse S&P 500® Strategy Fund (1)
AST T. Rowe Price Natural Resources Portfolio (1)	Invesco V.I. Health Care Fund (Series I) (1)
AST T. Rowe Price Asset Allocation Portfolio (1)	Invesco V.I. Technology Fund (Series I) (1)
AST International Value Portfolio (2)	Allspring VT Index Asset Allocation Fund (Class 2) (1)
AST MFS Global Equity Portfolio (1)	Allspring VT International Equity Fund (Class 2) (1)
AST J.P. Morgan International Equity Portfolio (2)	Allspring VT Small Cap Growth Fund (Class 2) (1)
AST International Equity Portfolio (1)	AST Prudential Growth Allocation Portfolio (1)
AST Wellington Management Hedged Equity Portfolio (3)	AST Advanced Strategies Portfolio (1)
AST Capital Growth Asset Allocation Portfolio (1)	AST Investment Grade Bond Portfolio (1)
AST Academic Strategies Asset Allocation Portfolio (1)	AST Cohen & Steers Global Realty Portfolio (4)
AST Balanced Asset Allocation Portfolio (1)	AST Emerging Markets Equity Portfolio (1)
AST Preservation Asset Allocation Portfolio (1)	Allspring VT Discovery All Cap Growth Fund (Class 2) (1)
AST J.P. Morgan Global Thematic Portfolio (1)	Allspring VT Discovery All Cap Growth Fund (Class 1) (1)
AST Core Fixed Income Portfolio (1)	Allspring VT Small Cap Growth Fund (Class 1) (1)
Davis Value Portfolio (1)	Allspring VT International Equity Fund (Class 1) (1)
Columbia Variable Portfolio - Small Company Growth Fund (Class 1) (1)	AST Bond Portfolio 2022 (5)
PSF International Growth Portfolio (Class I) (2)	AST Quantitative Modeling Portfolio (1)
ProFund VP Asia 30 (1)	AST BlackRock Global Strategies Portfolio (4)
ProFund VP Banks (1)	Invesco V.I. Diversified Dividend Fund (Series I) (1)
ProFund VP Bear (1)	Columbia Variable Portfolio - U.S. Government Mortgage Fund (Class 1) (1)
ProFund VP Biotechnology (1)	Columbia Variable Portfolio - Large Cap Growth Fund (Class 1) (1)
ProFund VP Materials (1)	Allspring VT Opportunity Fund (Class 1) (1)
ProFund VP UltraBull (1)	Allspring VT Opportunity Fund (Class 2) (1)
A98

ProFund VP Bull (1)	AST Bond Portfolio 2023 (1)
ProFund VP Consumer Discretionary (1)	AST MFS Growth Allocation Portfolio (3)
ProFund VP Consumer Staples (1)	AST Western Asset Emerging Markets Debt Portfolio (2)
ProFund VP Energy (1)	AST Bond Portfolio 2024 (1)
ProFund VP Europe 30 (1)	AST ClearBridge Dividend Growth Portfolio (1)
ProFund VP Financials (1)	Columbia Variable Portfolio - Government Money Market Fund (Class 1) (1)
ProFund VP U.S. Government Plus (1)	Columbia Variable Portfolio - Income Opportunities Fund (Class 1) (1)
ProFund VP Health Care (1)	AST Large-Cap Core Portfolio (1)
ProFund Access VP High Yield Fund (1)	AST Bond Portfolio 2025 (1)
ProFund VP Industrials (1)	AST Bond Portfolio 2026 (1)
ProFund VP Internet (1)	AST Bond Portfolio 2027 (1)
ProFund VP Japan (1)	NVIT Emerging Markets Fund (Class D) (1)
ProFund VP Precious Metals (1)	AST Bond Portfolio 2028 (1)
ProFund VP Mid-Cap Growth (1)	AST Bond Portfolio 2029 (1)
ProFund VP Mid-Cap Value (1)	AST Bond Portfolio 2030 (1)
ProFund VP Pharmaceuticals (1)	AST Bond Portfolio 2031 (1)
ProFund VP Real Estate (1)	MFS® International Growth Portfolio (Service Class) (1)
ProFund VP Rising Rates Opportunity (1)	MFS® Total Return Bond Series (Service Class) (1)
ProFund VP NASDAQ-100 (1)	MFS® Total Return Series (Service Class) (1)
ProFund VP Semiconductor (1)	MFS® Value Series (Service Class) (1)
ProFund VP Small-Cap Growth (1)	PSF PGIM Government Money Market Portfolio (Class III) (1)
ProFund VP Short Mid-Cap (1)	Invesco V.I. Discovery Mid Cap Growth Fund (Series I) (1)
ProFund VP Short NASDAQ-100 (1)	AST Global Bond Portfolio (1)
ProFund VP Short Small-Cap (1)	AST Bond Portfolio 2032 (1)
ProFund VP Small-Cap Value (1)	AST Bond Portfolio 2033 (6)
ProFund VP Technology (1)	AST Bond Portfolio 2034 (7)
(1)Statement of net assets as of December 31, 2023, statement of operations for the period ended December 31, 2023 and statement of changes in net assets for the periods ended December 31, 2023 and 2022.

(2)Statement of net assets as of March 10, 2023 (date of merger), statement of operations for the period January 1, 2023 to March 10, 2023 and statement of changes in net assets for the period January 1, 2023 to March 10, 2023 and for the period ended December 31, 2022.

(3)Statement of net assets as of February 24, 2023 (date of merger), statement of operations for the period January 1, 2023 to February 24, 2023 and statement of changes in net assets for the period January 1, 2023 to February 24, 2023 and for the period ended December 31, 2022.

(4)Statement of net assets as of January 20, 2023 (date of merger), statement of operations for the period January 1, 2023 to January 20, 2023 and statement of changes in net assets for the period January 1, 2023 to January 20, 2023 and for the period ended December 31, 2022.

(5)Statement of net assets as of January 3, 2023 (date of liquidation), statement of operations for the period January 1, 2023 to January 3, 2023 and statement of changes in net assets for the period January 1, 2023 to January 3, 2023 and for the period ended December 31, 2022.

(6)Statement of net assets as of December 31, 2023, statement of operations for the period ended December 31, 2023, and statement of changes in net assets for the period ended December 31, 2023 and for the period January 3, 2022 (commencement of operations) to December 31, 2022.

(7)Statement of net assets as of December 31, 2023, statement of operations and statement of changes in net assets for the period January 3, 2023 (commencement of operations) to December 31, 2023.

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Basis for Opinions

These financial statements are the responsibility of Fortitude Life Insurance & Annuity Company management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of Fortitude Life Insurance & Annuity Company Variable Account B based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of Fortitude Life Insurance & Annuity Company Variable Account B in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2023 by correspondence with the transfer agents of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP
New York, New York
April 25, 2024

We have served as the auditor of one or more of the subaccounts of Fortitude Life Insurance & Annuity Company Variable Account B since 2003.
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